UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: June 30

Date of reporting period: December 31, 2016

Item 1. Reports to Shareholders.

Semi-Annual Report

31 December 2016

SSGA Active Trust

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SSGA ACTIVE TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investment in corresponding Portfolio, at value (Note 1)	$88,689,831	$100,626,528	$190,369,683
Receivable from Adviser (Note 3)	—	5,382	24,288
Prepaid expenses and other assets	—	—	—

TOTAL ASSETS	88,689,831	100,631,910	190,393,971

LIABILITIES
Advisory fee payable (Note 3)	2,102	—	—
Distribution payable	880,891	1,478,282	2,036,257
Accrued expenses and other liabilities	22	—	—

TOTAL LIABILITIES	883,015	1,478,282	2,036,257

NET ASSETS	$87,806,816	$99,153,628	$188,357,714

NET ASSETS CONSIST OF:
Paid-in Capital	$125,592,491	$108,031,507	$198,365,530
Undistributed (distribution in excess of) net investment income (loss)	(346,216)	(42,326)	297,153
Accumulated net realized gain (loss) on investments	(27,933,819)	(8,900,330)	(10,931,359)
Net unrealized appreciation (depreciation) on:
Investments	(9,505,640)	64,777	626,390

NET ASSETS	$87,806,816	$99,153,628	$188,357,714

NET ASSET VALUE PER SHARE
Net asset value per share	$24.39	$30.51	$33.05

Shares outstanding (unlimited amount authorized, no par value)	3,600,000	3,250,000	5,700,000

See accompanying notes to financial statements and financial statements of the Master Portfolios.

2

SPDR Blackstone / GSO Senior Loan ETF	SPDR SSGA Ultra Short Term Bond ETF	SPDR DoubleLine Total Return Tactical ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

$1,097,233,849	$14,066,954	$3,057,003,217	$6,303,603	$12,568,480	$2,900,770
—	—	—	—	—	—
—	123	—	—	—	—

1,097,233,849	14,067,077	3,057,003,217	6,303,603	12,568,480	2,900,770

355,471	—	637,929	1,614	3,228	740
3,705,821	13,225	11,641,173	25,842	35,740	75,479
116	—	401	—	—	—

4,061,408	13,225	12,279,503	27,456	38,968	76,219

$1,093,172,441	$14,053,852	$3,044,723,714	$6,276,147	$12,529,512	$2,824,551

$1,128,082,255	$14,322,735	$3,105,867,400	$5,843,651	$11,872,715	$2,508,243
(1,476,844)	(13,469)	(2,296,783)	(26,100)	(29,829)	(12,865)
(48,221,605)	(268,885)	(4,867,010)	37,801	3,746	10,946

14,788,635	13,471	(53,979,893)	420,795	682,880	318,227

$1,093,172,441	$14,053,852	$3,044,723,714	$6,276,147	$12,529,512	$2,824,551

$47.43	$40.15	$48.48	$62.76	$62.65	$56.49

23,050,000	350,000	62,800,000	100,000	200,000	50,000

3

SSGA ACTIVE TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2016 (Unaudited)

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INCOME AND EXPENSES ALLOCATED FROM PORTFOLIO
Interest income allocated from the Portfolio (Note 2)	$—	$—	$—
Dividend income allocated from the Portfolio (Note 2)	1,322,794	2,414,235	3,365,252
Expenses allocated from Portfolio (Note 2)	(86,588)	(105,494)	(194,690)

TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM PORTFOLIO	1,236,206	2,308,741	3,170,562

EXPENSES
Advisory fees (Note 3)	12,309	82,626	—
Trustees’ fee (Note 4)	876	1,051	2,009
Miscellaneous expenses	—	144	11

TOTAL EXPENSES	13,185	83,821	2,020

Expenses waived/reimbursed by the Adviser (Note 3)	—	—	(163,192)

NET EXPENSES	13,185	83,821	(161,172)

NET INVESTMENT INCOME (LOSS)	1,223,021	2,224,920	3,331,734

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions allocated from Portfolio	(1,764,520)	(39,881)	(449,271)
Capital gain distributions allocated from Portfolio	44,344	115,429	99,208
Net change in unrealized appreciation/depreciation on:
Net change in unrealized appreciation (depreciation) allocated from Portfolio	1,656,663	(2,720,847)	(2,376,257)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(63,513)	(2,645,299)	(2,726,320)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,159,508	$(420,379)	$605,414

See accompanying notes to financial statements and financial statements of the Master Portfolios.

4

SPDR Blackstone / GSO Senior Loan ETF	SPDR SSGA Ultra Short Term Bond ETF	SPDR DoubleLine Total Return Tactical ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

$20,922,862	$80,977	$51,499,766	$—	$—	$—
104,914	1,704	448,163	68,219	98,435	34,917
(1,370,187)	(14,381)	(4,449,898)	(9,377)	(19,080)	(4,305)

19,657,589	68,300	47,498,031	58,842	79,355	30,612

1,813,420	—	5,163,652	9,190	18,827	4,152
8,336	293	26,053	179	243	147
8,687	—	29,849	—	1	—

1,830,443	293	5,219,554	9,369	19,071	4,299

—	—	(1,502,690)	—	—	—

1,830,443	293	3,716,864	9,369	19,071	4,299

17,827,146	68,007	43,781,167	49,473	60,284	26,313

2,018,198	3,107	4,812,173	38,865	145,654	27,342
—	—	—	—	—	—

15,998,722	17,707	(80,429,419)	428,910	249,981	259,686

18,016,920	20,814	(75,617,246)	467,775	395,635	287,028

$35,844,066	$88,821	$(31,836,079)	$517,248	$455,919	$313,341

5

SSGA ACTIVE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,223,021	$1,211,069	$2,224,920	$3,286,224
Net realized gain (loss)	(1,720,176)	(16,425,290)	75,548	(3,781,455)
Net change in unrealized appreciation/depreciation	1,656,663	6,755,515	(2,720,847)	3,854,231

Net increase (decrease) in net assets resulting from operations	1,159,508	(8,458,706)	(420,379)	3,359,000

Net equalization credits and charges (Note 2)	16,446	23,691	(135)	(86,567)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,188,479)	(1,284,505)	(1,907,282)	(3,629,570)
Net realized gains	—	—	—	—
Return of capital	—	—	—	—

Total distributions to shareholders	(1,188,479)	(1,284,505)	(1,907,282)	(3,629,570)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	16,971,238	26,711,193	1,595,744	3,064,239
Cost of shares redeemed	(9,576,847)	(77,421,277)	(4,719,842)	(18,208,088)
Net income equalization (Note 2)	(16,446)	(23,691)	135	86,567
Other capital (Note 5)	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	7,377,945	(50,733,775)	(3,123,963)	(15,057,282)

Net increase (decrease) in net assets during the period	7,365,420	(60,453,295)	(5,451,759)	(15,414,419)
Net assets at beginning of period	80,441,396	140,894,691	104,605,387	120,019,806

NET ASSETS AT END OF PERIOD	$87,806,816	$80,441,396	$99,153,628	$104,605,387

Undistributed (distribution in excess of) net investment income (loss)	$(346,216)	$(380,758)	$(42,326)	$(359,964)

SHARES OF BENEFICIAL INTEREST:
Shares sold	700,000	1,200,000	50,000	100,000
Shares redeemed	(400,000)	(3,351,111)	(150,000)	(601,111)

Net increase (decrease)	300,000	(2,151,111)	(100,000)	(501,111)

See accompanying notes to financial statements and financial statements of the Master Portfolios.

6

SPDR SSGA Global Allocation ETF		SPDR Blackstone / GSO Senior Loan ETF		SPDR SSGA Ultra Short Term Bond ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$3,331,734	$4,237,435	$17,827,146	$31,068,882	$68,007	$220,815
(350,063)	(8,789,724)	2,018,198	(46,702,938)	3,107	(268,823)
(2,376,257)	1,852,621	15,998,722	7,786,190	17,707	5,478

605,414	(2,699,668)	35,844,066	(7,847,866)	88,821	(42,530)

(30,503)	90,933	422,963	291,518	(2,238)	60,118

(2,492,257)	(5,119,774)	(21,221,923)	(31,186,434)	(81,476)	(223,429)
—	(382,777)	—	—	—	—
—	—	—	—	—	(46,943)

(2,492,257)	(5,502,551)	(21,221,923)	(31,186,434)	(81,476)	(270,372)

13,506,755	106,134,741	280,861,565	239,115,391	2,009,241	195,789,866
(8,374,675)	(56,475,220)	(4,708,856)	(70,050,396)	(12,015,514)	(187,553,580)
30,503	(90,933)	(422,963)	(291,518)	2,238	(60,118)
—	—	169,815	386,597	14,023	97,270

5,162,583	49,568,588	275,899,561	169,160,074	(9,990,012)	8,273,438

3,245,237	41,457,302	290,944,667	130,417,292	(9,984,905)	8,020,654
185,112,477	143,655,175	802,227,774	671,810,482	24,038,757	16,018,103

$188,357,714	$185,112,477	$1,093,172,441	$802,227,774	$14,053,852	$24,038,757

$297,153	$(542,324)	$(1,476,844)	$1,917,933	$(13,469)	$—

400,000	3,150,000	5,950,000	5,050,000	50,000	4,900,000
(250,000)	(1,751,111)	(100,000)	(1,500,000)	(300,000)	(4,700,000)

150,000	1,398,889	5,850,000	3,550,000	(250,000)	200,000

7

SSGA ACTIVE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR DoubleLine Total Return Tactical ETF		SPDR MFS Systematic Core Equity ETF
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$43,781,167	$53,746,502	$49,473	$85,591
Net realized gain (loss)	4,812,173	(3,169,758)	38,865	351,022
Net change in unrealized appreciation/depreciation	(80,429,419)	33,117,148	428,910	(346,244)

Net increase (decrease) in net assets resulting from operations	(31,836,079)	83,693,892	517,248	90,369

Net equalization credits and charges (Note 2)	525,898	2,569,641	—	16,445

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(50,052,234)	(51,231,117)	(49,651)	(102,966)
Net realized gains	(5,206,246)	—	—	(63,234)

Total distributions to shareholders	(55,258,480)	(51,231,117)	(49,651)	(166,200)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	472,672,186	1,878,119,722	—	5,860,887
Cost of shares redeemed	—	—	—	(2,902,795)
Net income equalization (Note 2)	(525,898)	(2,569,641)	—	(16,445)
Other capital (Note 5)	1,194,990	925,486	—	—

Net increase (decrease) in net assets from beneficial interest transactions	473,341,278	1,876,475,567	—	2,941,647

Net increase (decrease) in net assets during the period	386,772,617	1,911,507,983	467,597	2,882,261
Net assets at beginning of period	2,657,951,097	746,443,114	5,808,550	2,926,289

NET ASSETS AT END OF PERIOD	$3,044,723,714	$2,657,951,097	$6,276,147	$5,808,550

Undistributed (distribution in excess of) net investment income (loss)	$(2,296,783)	$3,974,284	$(26,100)	$(25,922)

SHARES OF BENEFICIAL INTEREST:
Shares sold	9,500,000	38,200,000	—	100,000
Shares redeemed	—	—	—	(50,000)

Net increase (decrease)	9,500,000	38,200,000	—	50,000

See accompanying notes to financial statements and financial statements of the Master Portfolios.

8

SPDR MFS Systematic Growth Equity ETF		SPDR MFS Systematic Value Equity ETF
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$60,284	$113,020	$26,313	$49,540
145,654	378,142	27,342	109,849
249,981	53,265	259,686	(243,554)

455,919	544,427	313,341	(84,165)

—	1,422	—	—

(60,380)	(115,383)	(26,500)	(50,382)
—	(183,280)	(61,570)	(161,371)

(60,380)	(298,663)	(88,070)	(211,753)

—	8,964,863	—	—
—	(3,100,803)	—	—
—	(1,422)	—	—
—	—	—	—

—	5,862,638	—	—

395,539	6,109,824	225,271	(295,918)
12,133,973	6,024,149	2,599,280	2,895,198

$12,529,512	$12,133,973	$2,824,551	$2,599,280

$(29,829)	$(29,733)	$(12,865)	$(12,678)

—	150,000	—	—
—	(50,000)	—	—

—	100,000	—	—

9

SSGA ACTIVE TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period (a)

	SPDR SSGA Multi-Asset Real Return ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
Net asset value, beginning of period	$24.38		$25.85	$30.86	$27.68	$28.77	$30.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.35		0.30	0.43	0.57	0.86	0.20
Net realized and unrealized gain (loss) (c)	(0.01)		(1.43)	(5.02)	3.22	(1.33)	(1.22)

Total from investment operations	0.34		(1.13)	(4.59)	3.79	(0.47)	(1.02)

Net equalization credits and charges (b)	0.00	(d)	0.01	0.01	0.01	0.03	(0.01)

Distributions to shareholders from:
Net investment income	(0.33)		(0.35)	(0.43)	(0.62)	(0.65)	(0.20)

Net asset value, end of period	$24.39		$24.38	$25.85	$30.86	$27.68	$28.77

Total return (e)	1.43%		(4.22)%	(14.84)%	13.85%	(1.67)%	(3.44)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$87,807		$80,441	$140,895	$163,580	$120,434	$5,786
Ratios to average net assets:
Total expenses	0.23	%(f)	0.28%	0.23%	0.24%	0.25%	0.27	%(f)
Net investment income (loss)	2.86	%(f)	1.29%	1.53%	1.97%	2.86%	3.77	%(f)
Portfolio turnover rate (g)	22%		25%	33%	40%	31%	10%

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate is from the Fund’s respective Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolios.

10

SSGA ACTIVE TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period (a)

	SPDR SSGA Income Allocation ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
Net asset value, beginning of period	$31.23		$31.16	$32.70	$29.90	$29.85	$30.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.67		0.93	0.97	1.16	1.41	0.44
Net realized and unrealized gain (loss) (c)	(0.81)		0.22	(1.51)	2.86	(0.25)	(0.29)

Total from investment operations	(0.14)		1.15	(0.54)	4.02	1.16	0.15

Net equalization credits and charges (b)	(0.00	)(d)	(0.02)	0.02	(0.03)	0.12	0.11

Distributions to shareholders from:
Net investment income	(0.58)		(1.06)	(1.02)	(1.19)	(1.23)	(0.41)

Net asset value, end of period	$30.51		$31.23	$31.16	$32.70	$29.90	$29.85

Total return (e)	(0.44)%		3.77%	(1.59)%	13.57%	4.22%	0.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$99,154		$104,605	$120,020	$103,035	$171,977	$8,989
Ratios to average net assets:
Total expenses	0.36	%(f)	0.37%	0.35%	0.36%	0.35%	0.36	%(f)
Net investment income (loss)	4.27	%(f)	3.07%	3.00%	3.73%	4.50%	8.24	%(f)
Portfolio turnover rate (g)	17%		54%	64%	63%	80%	15%

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate is from the Fund’s respective Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolios.

11

SSGA ACTIVE TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period (a)

	SPDR SSGA Global Allocation ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
Net asset value, beginning of period	$33.35		$34.61	$35.47	$31.18	$29.19	$30.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.58		0.81	0.92	0.98	1.03	0.24
Net realized and unrealized gain (loss) (c)	(0.43)		(1.09)	(0.73)	4.20	1.77	(0.77)

Total from investment operations	0.15		(0.28)	0.19	5.18	2.80	(0.53)

Net equalization credits and charges (b)	(0.01)		0.02	0.05	0.02	0.09	(0.02)

Distributions to shareholders from:
Net investment income	(0.44)		(0.94)	(0.91)	(0.91)	(0.90)	(0.26)
Net realized gains	—		(0.06)	(0.19)	—	—	—

Total distributions	(0.44)		(1.00)	(1.10)	(0.91)	(0.90)	(0.26)

Net asset value, end of period	$33.05		$33.35	$34.61	$35.47	$31.18	$29.19

Total return (d)	0.37%		(0.63)%	0.66%	16.81%	9.91%	(1.82)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$188,358		$185,112	$143,655	$97,589	$51,484	$4,411
Ratios to average net assets:
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20	%(e)
Net expenses	0.03	%(e)	0.06%	0.05%	0.05%	0.04%	0.05	%(e)
Net investment income (loss)	3.46	%(e)	2.45%	2.60%	2.91%	3.23%	4.48	%(e)
Portfolio turnover rate (f)	43%		86%	98%	89%	123%	25%

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate is from the Fund’s respective Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolios.

12

SSGA ACTIVE TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period (a)

	SPDR Blackstone / GSO Senior Loan ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 4/3/13* - 6/30/13
Net asset value, beginning of period	$46.64		$49.22	$50.02	$49.65	$50.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.93		1.95	2.01	1.54	0.24
Net realized and unrealized gain (loss) (c)	0.94		(2.58)	(0.88)	0.24	(0.65)

Total from investment operations	1.87		(0.63)	1.13	1.78	(0.41)

Net equalization credits and charges (b)	0.02		0.02	0.01	0.03	0.06

Other capital	0.01		0.02	0.02	0.04	0.10

Distributions to shareholders from:
Net investment income	(1.11)		(1.99)	(1.96)	(1.48)	(0.10)

Net asset value, end of period	$47.43		$46.64	$49.22	$50.02	$49.65

Total return (d)	4.09%		(1.15)%	2.38%	3.77%	(0.48)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,093,172		$802,228	$671,810	$610,275	$332,654
Ratios to average net assets:
Total expenses	0.71	%(e)	0.71%	0.71%	0.85%	0.90	%(e)
Net investment income (loss)	3.93	%(e)	4.15%	4.09%	3.09%	1.97	%(e)
Portfolio turnover rate (f)	31%		88%	65%	77%	4%

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate is from the Fund’s respective Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolios.

13

SSGA ACTIVE TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period (a)

	SPDR SSGA Ultra Short Term Bond ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	For the Period 10/9/13* - 6/30/14
Net asset value, beginning of period	$40.06		$40.05	$40.10	$40.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.20		0.27	0.13	0.10
Net realized and unrealized gain (loss) (c)	0.08		(0.21)	(0.05)	0.03

Total from investment operations	0.28		0.06	0.08	0.13

Net equalization credits and charges (b)	(0.01)		0.07	0.00 (d)	0.00	(d)

Other capital	0.04		0.12	0.01	0.05

Distributions to shareholders from:
Net investment income	(0.22)		(0.18)	(0.14)	(0.08)
Net realized gains	—		(0.06)	—	—

Total distributions	(0.22)		(0.24)	(0.14)	(0.08)

Net asset value, end of period	$40.15		$40.06	$40.05	$40.10

Total return (e)	0.78%		0.65%	0.20%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,054		$24,039	$16,018	$14,035
Ratios to average net assets:
Total expenses	0.21	%(f)	0.20%	0.20%	0.20	%(f)
Net investment income (loss)	0.97	%(f)	0.69%	0.33%	0.34	%(f)
Portfolio turnover rate (g)	39%		407%	79%	39%

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate is from the Fund’s respective Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolios.

14

SSGA ACTIVE TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period (a)

	SPDR DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	For the Period 2/23/15* - 6/30/15
Net asset value, beginning of period	$49.87		$49.43	$50.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.74		1.54	0.55
Net realized and unrealized gain (loss) (c)	(1.23)		0.34	(0.88)

Total from investment operations	(0.49)		1.88	(0.33)

Net equalization credits and charges (b)	0.01		0.07	0.10

Other capital	0.02		0.03	0.05

Distributions to shareholders from:
Net investment income	(0.85)		(1.54)	(0.39)
Net realized gains	(0.08)		—	—

Total distributions	(0.93)		(1.54)	(0.39)

Net asset value, end of period	$48.48		$49.87	$49.43

Total return (d)	(0.87)%		4.03%	(0.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,044,724		$2,657,951	$746,443
Ratios to average net assets:
Total expenses	0.66	%(e)	0.65%	0.65	%(e)
Net expenses	0.55	%(e)	0.55%	0.56	%(e)
Net investment income (loss)	2.97	%(e)	3.14%	3.18	%(e)
Portfolio turnover rate (f)	31%		38%	14%

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate is from the Fund’s respective Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolios.

15

SSGA ACTIVE TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period (a)

	SPDR MFS Systematic Core Equity ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16		Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Net asset value, beginning of period	$58.09		$58.53		$53.60	$50.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.49		1.02		0.81	0.31
Net realized and unrealized gain (loss) (c)	4.68		(0.00	)(d)	6.48	3.59

Total from investment operations	5.17		1.02		7.29	3.90

Net equalization credits and charges (b)	—		0.20		(0.04)	—

Distributions to shareholders from:
Net investment income	(0.50)		(1.03)		(0.88)	(0.30)
Net realized gains	—		(0.63)		(1.44)	—

Total distributions	(0.50)		(1.66)		(2.32)	(0.30)

Net asset value, end of period	$62.76		$58.09		$58.53	$53.60

Total return (e)	8.92%		2.21%		13.70%	7.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,276		$5,809		$2,926	$5,360
Ratios to average net assets:
Total expenses	0.61	%(f)	0.61%		0.60%	0.60	%(f)
Net investment income (loss)	1.62	%(f)	1.78%		1.42%	1.25	%(f)
Portfolio turnover rate (g)	29%		39%		54%	27%

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate is from the Fund’s respective Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolios.

16

SSGA ACTIVE TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period (a)

	SPDR MFS Systematic Growth Equity ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Net asset value, beginning of period	$60.67		$60.24	$53.56	$50.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.30		0.63	0.66	0.28
Net realized and unrealized gain (loss) (c)	1.98		1.62	8.60	3.55

Total from investment operations	2.28		2.25	9.26	3.83

Net equalization credits and charges (b)	—		0.01	0.00 (d)	—

Distributions to shareholders from:
Net investment income	(0.30)		(0.61)	(0.68)	(0.27)
Net realized gains	—		(1.22)	(1.90)	—

Total distributions	(0.30)		(1.83)	(2.58)	(0.27)

Net asset value, end of period	$62.65		$60.67	$60.24	$53.56

Total return (e)	3.75%		3.96%	17.53%	7.68%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,530		$12,134	$6,024	$5,356
Ratios to average net assets:
Total expenses	0.61	%(f)	0.61%	0.60%	0.60	%(f)
Net investment income (loss)	0.96	%(f)	1.06%	1.14%	1.16	%(f)
Portfolio turnover rate (g)	30%		56%	67%	20%

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate is from the Fund’s respective Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolios.

17

SSGA ACTIVE TRUST

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share outstanding throughout each period (a)

	SPDR MFS Systematic Value Equity ETF
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Net asset value, beginning of period	$51.99		$57.90	$52.67	$50.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.53		0.99	0.75	0.34
Net realized and unrealized gain (loss) (c)	5.73		(2.66)	6.28	2.67

Total from investment operations	6.26		(1.67)	7.03	3.01

Net equalization credits and charges (b)	—		—	(0.03)	—

Distributions to shareholders from:
Net investment income	(0.53)		(1.01)	(0.85)	(0.34)
Net realized gains	(1.23)		(3.23)	(0.92)	—

Total distributions	(1.76)		(4.24)	(1.77)	(0.34)

Net asset value, end of period	$56.49		$51.99	$57.90	$52.67

Total return (d)	12.06%		(2.47)%	13.47%	6.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,825		$2,599	$2,895	$5,267
Ratios to average net assets:
Total expenses	0.62	%(e)	0.62%	0.60%	0.60	%(e)
Net investment income (loss)	1.90	%(e)	1.85%	1.36%	1.43	%(e)
Portfolio turnover rate (f)	39%		64%	61%	23%

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate is from the Fund’s respective Portfolio.

See accompanying notes to financial statements and financial statements of the Master Portfolios.

18

SSGA ACTIVE TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (Unaudited)

1.	Organization

SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016, the Trust consists of thirteen (13) series, each of which represents a separate series of beneficial interest in the Trust (each, a “Fund” and collectively, the “Funds”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Funds:

SPDR SSGA Multi-Asset Real Return ETF

SPDR SSGA Income Allocation ETF

SPDR SSGA Global Allocation ETF

SPDR Blackstone / GSO Senior Loan ETF

SPDR SSGA Ultra Short Term Bond ETF

SPDR DoubleLine Total Return Tactical ETF

SPDR MFS Systematic Core Equity ETF

SPDR MFS Systematic Growth Equity ETF

SPDR MFS Systematic Value Equity ETF

Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR SSGA Ultra Short Term Bond ETF and SPDR DoubleLine Total Return Tactical ETF, which are each a non-diversified investment company.

Each Fund is part of a master-feeder structure and each Fund invests substantially all of its assets in its respective master portfolio as shown below (each a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a separate series of SSGA Master Trust (“Master Trust”). The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments, are attached to this report and should be read in conjunction with the Funds’ financial statements.

Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at December 31, 2016
SPDR SSGA Multi-Asset Real Return ETF	SSGA Multi-Asset Real Return Portfolio	100.00%
SPDR SSGA Income Allocation ETF	SSGA Income Allocation Portfolio	100.00%
SPDR SSGA Global Allocation ETF	SSGA Global Allocation Portfolio	100.00%
SPDR Blackstone / GSO Senior Loan ETF	Blackstone / GSO Senior Loan Portfolio	100.00%
SPDR SSGA Ultra Short Term Bond ETF	SSGA Ultra Short Term Bond Portfolio	99.99%
SPDR DoubleLine Total Return Tactical ETF	State Street DoubleLine Total Return Tactical Portfolio	100.00%
SPDR MFS Systematic Core Equity ETF	SSGA MFS Systematic Core Equity Portfolio	99.98%
SPDR MFS Systematic Growth Equity ETF	SSGA MFS Systematic Growth Equity Portfolio	99.99%
SPDR MFS Systematic Value Equity ETF	SSGA MFS Systematic Value Equity Portfolio	99.95%

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

19

SSGA ACTIVE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

Security Valuation

Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed in Note 2 of the Portfolios’ Notes to Financial Statements, which are attached to this report.

Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolios are valued pursuant to policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for each Portfolio, as of December 31, 2016, in valuing each Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolios’ Notes to Financial Statements, which are attached to this report.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio less expenses of the Fund.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Each Fund is allocated to a pro-rata share of the expense of its respective Portfolio.

Equalization

The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

The following Funds utilized equalization during the period ended December 31, 2016:

SPDR SSGA Multi-Asset Real Return ETF

SPDR SSGA Income Allocation ETF

SPDR SSGA Global Allocation ETF

SPDR Blackstone / GSO Senior Loan ETF

SPDR Ultra Short Term Bond ETF

SPDR DoubleLine Total Return Tactical ETF

20

SSGA ACTIVE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

Distributions

The following Funds declare and distribute from net investment income, if any, to its shareholders:

Name	Frequency
SPDR SSGA Multi-Asset Real Return ETF	Quarterly
SPDR SSGA Income Allocation ETF	Quarterly
SPDR SSGA Global Allocation ETF	Quarterly
SPDR Blackstone / GSO Senior Loan ETF	Monthly
SPDR SSGA Ultra Short Term Bond ETF	Monthly
SPDR DoubleLine Total Return Tactical ETF	Quarterly
SPDR MFS Systematic Core Equity ETF	Quarterly
SPDR MFS Systematic Growth Equity ETF	Quarterly
SPDR MFS Systematic Value Equity ETF	Quarterly

Net realized capital gains, if any, at are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee

Each Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

	Annual Rate*
SPDR SSGA Multi-Asset Real Return ETF	0.70%
SPDR SSGA Income Allocation ETF	0.70
SPDR SSGA Global Allocation ETF	0.35
SPDR Blackstone / GSO Senior Loan ETF	0.70
SPDR SSGA Ultra Short Term Bond ETF	0.20
SPDR DoubleLine Total Return Tactical ETF	0.65	**
SPDR MFS Systematic Core Equity ETF	0.60
SPDR MFS Systematic Growth Equity ETF	0.60
SPDR MFS Systematic Value Equity ETF	0.60

*	The Advisory fee is reduced by the proportional amount of the advisory fee, as well as for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF and SPDR SSGA Global Allocation ETF acquired fund fees and expenses of each Fund’s respective Portfolio. For the period ended December 31, 2016, the net annualized advisory fee was 0.03%, 0.16%, (0.17)%, 0.40%, 0.00%, 0.24%, 0.30%, 0.30% and 0.30% for the SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR Blackstone / GSO Senior Loan ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF, respectively. For the SPDR SSGA Global Allocation ETF and SPDR DoubleLine Total Return Tactical ETF the reduction resulted in a fee reimbursement which is identified on the Statements of Operations.
**

The Adviser has contractually agreed to waive its advisory fee and/or reimburse certain expenses, until October 31, 2017, so that the net annual fund operating expenses of the Fund will be limited to 0.55% of the Fund’s average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2017, the waiver and/or reimbursement

21

SSGA ACTIVE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

may be cancelled or modified at any time. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board.

The Adviser pays all operating expenses of each Fund other than management fee, distribution fee pursuant to each Fund’s Distribution and Service Plan, if any, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other expenses that are non-recurring in the ordinary course of business.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distribution Fees

State Street Global Markets, LLC (“SSGM” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2017, and therefore no such payments have been made.

Other Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2016, are disclosed in the Schedules of Investments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Shareholder Transactions

Each Fund issues and redeems its shares, at net asset value by each fund, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a fund may consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash, except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or Custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes on Net Assets.

6.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

22

SSGA ACTIVE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2016, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

23

SSGA ACTIVE TRUST

OTHER INFORMATION

December 31, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR SSGA Multi-Asset Real Return ETF	0.23%	$1,014.30	$1.17	$1,024.00	$1.17
SPDR SSGA Income Allocation ETF	0.36	995.60	1.81	1,023.40	1.84
SPDR SSGA Global Allocation ETF	0.03	1,003.70	0.15	1,025.10	0.15
SPDR Blackstone / GSO Senior Loan ETF	0.71	1,040.90	3.65	1,021.60	3.62
SPDR SSGA Ultra Short Term Bond ETF	0.21	1,007.80	1.06	1,024.10	1.07
SPDR DoubleLine Total Return Tactical ETF	0.55	991.30	2.76	1,022.40	2.80
SPDR MFS Systematic Core Equity ETF	0.61	1,089.20	3.21	1,022.10	3.11
SPDR MFS Systematic Growth Equity ETF	0.61	1,037.50	3.13	1,022.10	3.11
SPDR MFS Systematic Value Equity ETF	0.62	1,120.60	3.31	1,022.10	3.16

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

24

SSGA ACTIVE TRUST

OTHER INFORMATION (continued)

December 31, 2016 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund for the past calendar year can be found on the Funds’ website at www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolios’ investment adviser to vote proxies relating to the Portfolios’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the SEC, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolios’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

25

SSGA Active Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SSGA Master Trust

Semi-Annual Report December 31, 2016

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	SPDR BLOOMBERG BARCLAYS TIPS ETF	POWERSHARES DB COMMODITY INDEX TRACKING FUND	SPDR S&P GLOBAL NATURAL RESOURCES ETF	SPDR DOW JONES REIT ETF	SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
MARKET VALUE	$19,432,547	18,033,333	15,273,396	8,849,673	6,630,422
% OF NET ASSETS	21.9	20.3	17.2	10.0	7.5

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PERCENTAGE OF NET ASSETS
Commodities	20.3%
Inflation Linked	25.9
International Equity	5.0
Natural Resources	30.2
Real Estate	17.4
Short-Term Investment	1.1
Other Assets in Excess of Liabilities	0.1
100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA INCOME ALLOCATION PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	SPDR S&P DIVIDEND ETF	SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF	SPDR BLOOMBERG BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM CORPORATE BOND ETF	SPDR DOW JONES REIT ETF
MARKET VALUE	$16,703,194	12,072,787	10,221,472	7,038,766	6,948,880
% OF NET ASSETS	16.6	12.0	10.2	7.0	6.9

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PERCENTAGE OF NET ASSETS
Commodities	2.0%
Domestic Equity	27.4
Domestic Fixed Income	40.2
Inflation Linked	5.0
International Equity	10.8
Real Estate	12.5
Short-Term Investment	1.9
Other Assets in Excess of Liabilities	0.2
100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA GLOBAL ALLOCATION PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	SPDR S&P 500 ETF TRUST	SPDR S&P WORLD EX-US ETF	SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF	SPDR DOW JONES REIT ETF	SPDR BLOOMBERG BARCLAYS INTERMEDIATE TERM CORPORATE BOND ETF
MARKET VALUE	$38,001,441	17,751,324	15,298,393	13,308,256	11,458,392
% OF NET ASSETS	20.0	9.3	8.1	7.0	6.0

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2016*

PERCENTAGE OF NET ASSETS
Commodities	4.0%
Domestic Equity	31.8
Domestic Fixed Income	23.1
Inflation Linked	5.0
International Equity	18.0
Real Estate	11.7
Short-Term Investment	6.2
Other Assets in Excess of Liabilities	0.2
100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	PETSMART, INC. SENIOR SECURED TERM LOAN B2 4.00% 03/11/2022	INFORMATION RESOURCES, INC. SENIOR SECURED 1ST LIEN TERM LOAN 4.50% 12/16/2023	BMC SOFTWARE FINANCE, INC. SENIOR SECURED TERM LOAN 5.00% 09/10/2020	DELL, INC. SENIOR SECURED TERM LOAN B 4.02% 09/07/2023	AMERICAN AIRLINES, INC. SENIOR SECURED TERM LOAN B 3.25% 12/14/2023
MARKET VALUE	$21,824,821	18,773,263	18,742,998	18,279,158	14,987,890
% OF NET ASSETS	2.0	1.7	1.7	1.6	1.4

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY ALLOCATION AS OF DECEMBER 31, 2016*

PERCENTAGE OF NET ASSETS
Media	9.2%
Software	8.3
Hotels, Restaurants & Leisure	6.4
Diversified Telecommunication Services	6.2
Commercial Services & Supplies	5.3
Health Care Providers & Services	4.8
Specialty Retail	3.9
Insurance	3.5
Semiconductors & Semiconductor Equipment	3.5
Pharmaceuticals	3.3
Professional Services	3.2
Containers & Packaging	2.7
Internet Software & Services	2.6
Aerospace & Defense	2.2
Food & Staples Retailing	2.2
Computers & Peripherals	2.0
Telecommunications	2.0
Health Care Services	1.9
Airlines	1.8
Entertainment	1.8
Building Products	1.5
Technology Hardware, Storage & Peripherals	1.5
Chemicals	1.4
Health Care Technology	1.2
Construction Materials	1.1
Electrical Equipment	1.1
Life Sciences Tools & Services	1.1
Diversified Financial Services	1.0
Food Products	1.0
Health Care Equipment & Supplies	1.0
IT Services	0.9
Distributors	0.8
Electronic Equipment, Instruments & Components	0.8
Real Estate Investment Trusts (REITs)	0.8
Road & Rail	0.8
Wireless Telecommunication Services	0.7
Household Durables	0.6
Packaging & Containers	0.6
Machinery	0.5
Real Estate Management & Development	0.5
Automobiles	0.4
Biotechnology	0.4
Electric Utilities	0.4
Internet & Catalog Retail	0.4
Personal Products	0.4
Trading Companies & Distributors	0.4
Diversified Consumer Services	0.3
Energy Equipment & Services	0.2
Food	0.2
Independent Power Producers & Energy Traders	0.2
Multiline Retail	0.2
Capital Markets	0.1
Communications Equipment	0.1
Health Care Products	0.1
Household Products	0.1
Food Service	0.0 **
Retail	0.0 **
Short-Term Investment	5.8
Liabilities in Excess of Other Assets	(5.4)
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.

SSGA ULTRA SHORT TERM BOND PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TREASURY NOTES 0.88% 03/31/2018	TREASURY BILLS 5.96% 09/14/2017	BA CREDIT CARD TRUST SERIES 2016-A1, CLASS A 1.09% 10/15/2021	AMERICAN EXPRESS CREDIT CORP. 1.54% 03/18/2019	DISCOVER CARD EXECUTION NOTE TRUST SERIES 2013-A6, CLASS A6, ABS 0.99% 04/15/2021
MARKET VALUE	$549,309	497,510	401,167	350,710	300,874
% OF NET ASSETS	3.9	3.5	2.9	2.5	2.1

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

PERCENTAGE OF NET ASSETS
Banks	21.8%
Credit Card	14.6
Oil & Gas	11.7
U.S. Treasury Obligations	10.6
Automobile	7.6
Auto Manufacturers	7.5
Machinery-Diversified	2.9
Retail	2.8
Diversified Financial Services	2.5
IT Services	2.5
Aerospace & Defense	1.8
Pharmaceuticals	1.8
Software	1.8
Asset-Backed — Other	1.4
Beverages	1.4
Machinery, Construction & Mining	1.4
Semiconductors	1.1
Telecommunications	1.1
Transportation	0.7
Short-Term Investments	2.9
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of total common stock and may change over time.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	TREASURY NOTES 2.13% 01/31/2021	TREASURY NOTES 1.75% 03/31/2022	FEDERAL HOME LOAN MORTGAGE CORP. 3.50% 05/01/2046	TREASURY NOTES 1.00% 03/15/2018	TREASURY NOTES 2.00% 02/15/2025
MARKET VALUE	$123,526,146	86,151,130	66,972,053	66,730,685	64,738,414
% OF NET ASSETS	4.0	2.8	2.2	2.2	2.1

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

PERCENTAGE OF NET ASSETS
U.S. Government Agency Obligations	43.2%
U.S. Treasury Obligations	15.5
Commercial Mortgage Backed Securities	13.4
Banks	3.0
Asset-Backed Securities	2.4
Mortgage-Backed Securities	2.2
Foreign Government Obligations	1.8
Media	0.9
Oil & Gas	0.9
Electric	0.8
Pharmaceuticals	0.7
Telecommunications	0.7
Diversified Financial Services	0.6
Food	0.6
Health Care Services	0.6
Health Care Providers & Services	0.4
Pipelines	0.4
Real Estate Investment Trusts	0.4
Software	0.4
Auto Parts & Equipment	0.3
Beverages	0.3
Chemicals	0.3
Commercial Services	0.3
Food Products	0.3
Hotels, Restaurants & Leisure	0.3
Insurance	0.3
Leisure Time	0.3
Retail	0.3
Commercial Services & Supplies	0.2
Containers & Packaging	0.2
Forest Products & Paper	0.2
Internet	0.2
Packaging & Containers	0.2
Personal Products	0.2
Semiconductors & Semiconductor Equipment	0.2
Specialty Retail	0.2
Technology Hardware, Storage & Peripherals	0.2
Transportation	0.2
Aerospace & Defense	0.1
Agriculture	0.1
Airlines	0.1
Auto Manufacturers	0.1
Building Products	0.1
Computers & Peripherals	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Diversified Telecommunication Services	0.1
Electronics	0.1
Engineering & Construction	0.1
Environmental Control	0.1
Gas	0.1
Health Care Equipment & Supplies	0.1
Holding Companies-Divers	0.1
Household Products	0.1
IT Services	0.1
Internet & Catalog Retail	0.1
Internet Software & Services	0.1
Investment Company Security	0.1
Lodging	0.1
Machinery	0.1
Machinery, Construction & Mining	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1
Short-Term Investment	3.6
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	JPMORGAN CHASE & CO.	AMAZON.COM, INC.	VERIZON COMMUNICATIONS, INC.	INTERNATIONAL BUSINESS MACHINES CORP.	EXELON CORP.
MARKET VALUE	$293,386	249,707	246,829	224,584	207,155
% OF NET ASSETS	4.7	4.0	3.9	3.5	3.3

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

PERCENTAGE OF NET ASSETS
Pharmaceuticals	8.5%
Internet & Catalog Retail	7.2
IT Services	6.2
Technology Hardware, Storage & Peripherals	6.2
Banks	6.1
Oil, Gas & Consumable Fuels	5.7
Food Products	5.4
Insurance	5.2
Software	4.9
Biotechnology	4.8
Specialty Retail	4.4
Diversified Telecommunication Services	3.9
Tobacco	3.6
Health Care Providers & Services	3.4
Electric Utilities	3.3
Aerospace & Defense	3.1
Chemicals	2.8
Media	2.8
Hotels, Restaurants & Leisure	2.4
Independent Power Producers & Energy Traders	1.7
Textiles, Apparel & Luxury Goods	1.5
Trading Companies & Distributors	1.5
Consumer Finance	1.4
Household Products	1.2
Internet Software & Services	1.0
Auto Components	0.7
Short-Term Investment	1.0
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC GROWTH EQUITY ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	FACEBOOK, INC. CLASS A	COMCAST CORP. CLASS A	PRICELINE GROUP, INC.	LEAR CORP.	NORTHROP GRUMMAN CORP.
MARKET VALUE	$645,661	521,466	444,216	432,056	424,924
% OF NET ASSETS	5.1	4.1	3.5	3.4	3.4

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

PERCENTAGE OF NET ASSETS
Software	9.3%
Health Care Providers & Services	9.0
Internet Software & Services	8.8
Media	7.3
Pharmaceuticals	5.9
Specialty Retail	5.8
IT Services	5.4
Internet & Catalog Retail	5.4
Aerospace & Defense	4.2
Biotechnology	4.2
Tobacco	4.2
Auto Components	3.4
Food Products	3.0
Hotels, Restaurants & Leisure	3.0
Trading Companies & Distributors	3.0
Insurance	2.7
Diversified Telecommunication Services	2.6
Technology Hardware, Storage & Peripherals	2.6
Real Estate Investment Trusts (REITs)	2.4
Beverages	2.3
Chemicals	1.7
Food & Staples Retailing	1.1
Textiles, Apparel & Luxury Goods	0.8
Road & Rail	0.7
Short-Term Investment	1.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MFS SYSTEMATIC VALUE EQUITY ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	JPMORGAN CHASE & CO.	PRUDENTIAL FINANCIAL, INC.	DISCOVER FINANCIAL SERVICES	BANK OF AMERICA CORP.	EXELON CORP.
MARKET VALUE	$183,712	106,869	100,277	98,566	94,190
% OF NET ASSETS	6.3	3.7	3.5	3.4	3.2

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2016*

PERCENTAGE OF NET ASSETS
Banks	11.9%
Oil, Gas & Consumable Fuels	10.5
Insurance	8.3
Electric Utilities	6.9
Food Products	5.6
Pharmaceuticals	5.5
Technology Hardware, Storage & Peripherals	4.4
Health Care Providers & Services	3.7
Aerospace & Defense	3.5
Consumer Finance	3.5
Real Estate Investment Trusts (REITs)	3.2
Tobacco	3.2
Diversified Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.3
Specialty Retail	2.1
Automobiles	2.0
Chemicals	2.0
Trading Companies & Distributors	1.9
Communications Equipment	1.8
Health Care Equipment & Supplies	1.7
Internet & Catalog Retail	1.5
Software	1.5
Multi-Utilities	1.4
IT Services	1.3
Textiles, Apparel & Luxury Goods	1.3
Hotels, Restaurants & Leisure	1.2
Airlines	1.1
Biotechnology	1.1
Energy Equipment & Services	0.8
Road & Rail	0.6
Short-Term Investment	1.3
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%

*	The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.

SSGA MULTI-ASSET REAL RETURN PORTFOLIO

SPDR SSGA Multi-Asset Real Return ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Multi-Asset Real Return Portfolio. The schedule of investments for the SSGA Multi-Asset Real Return Portfolio follows.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.8%
COMMODITIES — 20.3%
PowerShares DB Commodity Index Tracking Fund (a) (b)	1,138,468	$18,033,333
PowerShares DB Oil Fund (a) (b)	527	5,101

		18,038,434

INFLATION LINKED — 25.9%
SPDR Bloomberg Barclays TIPS ETF (c)	345,829	19,432,547
SPDR Citi International Government Inflation-Protected Bond ETF (c)	67,358	3,503,963

		22,936,510

INTERNATIONAL EQUITY — 5.0%
SPDR S&P Global Infrastructure ETF (c)	98,737	4,443,165

NATURAL RESOURCES — 30.2%
PowerShares Global Agriculture Portfolio (b)	70,583	1,756,811
SPDR S&P Global Natural Resources ETF (c)	371,705	15,273,396
SPDR S&P International Energy Sector ETF (c)	100,465	1,878,695
SPDR S&P Metals & Mining ETF (c)	85,317	2,594,490
The Energy Select Sector SPDR Fund (c)	70,028	5,274,509

		26,777,901

REAL ESTATE — 17.4%
SPDR Dow Jones International Real Estate ETF (c)	183,770	6,630,422
SPDR Dow Jones REIT ETF (c)	94,801	8,849,673

		15,480,095

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $97,181,724)		87,676,105

SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $959,235)	959,235	959,235

TOTAL INVESTMENTS — 99.9% (Cost $98,140,959)		88,635,340
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		55,388

NET ASSETS — 100.0%		$88,690,728

(a)	Non-income producing security.
(b)	Qualified Publicly Traded Partnership
(c)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2016.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$18,038,434	$—	$—	$18,038,434
Inflation Linked	22,936,510	—	—	22,936,510
International Equity	4,443,165	—	—	4,443,165
Natural Resources	26,777,901	—	—	26,777,901
Real Estate	15,480,095	—	—	15,480,095
Short-Term Investment	959,235	—	—	959,235

TOTAL INVESTMENTS	$88,635,340	$—	$—	$88,635,340

See accompanying notes to financial statements.

SSGA Multi-Asset Real Return Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
SPDR Bloomberg Barclays TIPS ETF	307,088	$17,857,167	106,180	67,439	345,829	$19,432,547	$270,264	$(20,198)
SPDR Citi International Government Inflation-Protected Bond ETF	103,106	5,661,551	20,028	55,776	67,358	3,503,963	—	(297,230)
SPDR Dow Jones International Real Estate ETF	187,281	7,764,670	51,148	54,659	183,770	6,630,422	486,359	(138,775)
SPDR Dow Jones REIT ETF	121,440	12,074,780	26,468	53,107	94,801	8,849,673	228,487	234,853
SPDR S&P Global Infrastructure ETF	—	—	136,349	37,612	98,737	4,443,165	75,033	(73,271)
SPDR S&P Global Natural Resources ETF	339,282	12,590,755	126,202	93,779	371,705	15,273,396	140,993	(387,512)
SPDR S&P International Energy Sector ETF	96,628	1,697,744	19,746	15,909	100,465	1,878,695	34,300	(43,740)
SPDR S&P Metals & Mining ETF	19,438	473,704	90,203	24,324	85,317	2,594,490	9,412	92,471
State Street Institutional Liquid Reserves Fund, Premier Class	2,073,243	2,073,243	480,188	2,553,431	—	—	887	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	1,349,076	389,841	959,235	959,235	124	—
The Energy Select Sector SPDR Fund	59,348	4,049,909	25,834	15,154	70,028	5,274,509	52,393	(41,218)

TOTAL		$64,243,523				$68,840,095	$1,298,252	$(674,620)

See accompanying notes to financial statements.

SSGA INCOME ALLOCATION PORTFOLIO

SPDR SSGA Income Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Income Allocation Portfolio. The schedule of investments for the SSGA Income Allocation Portfolio follows.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.9%
COMMODITIES — 2.0%
iShares Currency Hedged MSCI Eurozone ETF	76,908	$2,045,753

DOMESTIC EQUITY — 27.4%
SPDR S&P Dividend ETF (a)	195,222	16,703,194
SPDR Wells Fargo Preferred Stock ETF (a)	118,072	4,953,121
The Industrial Select Sector SPDR Fund (a)	31,456	1,957,192
The Materials Select Sector SPDR Fund (a)	39,176	1,947,047
The Technology Select Sector SPDR Fund (a)	41,484	2,006,166

		27,566,720

DOMESTIC FIXED INCOME — 40.2%
SPDR Bloomberg Barclays Convertible Securities ETF (a)	109,302	4,989,636
SPDR Bloomberg Barclays High Yield Bond ETF (a)	331,215	12,072,787
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (a)	207,572	7,038,767
SPDR Bloomberg Barclays Long Term Corporate Bond ETF (a)	256,370	10,221,472
SPDR Bloomberg Barclays Long Term Treasury ETF (a)	88,072	6,067,280

		40,389,942

INFLATION LINKED — 5.0%
SPDR Bloomberg Barclays TIPS ETF (a)	89,172	5,010,682

INTERNATIONAL EQUITY — 10.8%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	76,413	2,031,058
SPDR MSCI Emerging Markets StrategicFactors ETF (a)	76,874	3,854,831
SPDR S&P Global Infrastructure ETF (a)	66,853	3,008,385
SPDR S&P International Dividend ETF (a)	54,540	1,966,712

		10,860,986

REAL ESTATE — 12.5%
SPDR Dow Jones International Real Estate ETF (a)	156,771	5,656,298
SPDR Dow Jones REIT ETF (a)	74,439	6,948,880

		12,605,178

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $98,414,403)		98,479,261

SHORT-TERM INVESTMENT — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $1,969,581)	1,969,581	1,969,581

TOTAL INVESTMENTS — 99.8%
(Cost $100,383,984)		100,448,842
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		178,906

NET ASSETS — 100.0%		$100,627,748

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$2,045,753	$—	$—	$2,045,753
Domestic Equity	27,566,720	—	—	27,566,720
Domestic Fixed Income	40,389,942	—	—	40,389,942
Inflation Linked	5,010,682	—	—	5,010,682
International Equity	10,860,986	—	—	10,860,986
Real Estate	12,605,178	—	—	12,605,178
Short-Term Investment	1,969,581	—	—	1,969,581

TOTAL INVESTMENTS	$100,448,842	$—	$—	$100,448,842

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
SPDR Bloomberg Barclays Convertible Securities ETF	118,404	$5,190,831	1,729	10,831	109,302	$4,989,636	$168,937	$452
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	78,097	1,684	76,413	2,031,058	—	(972)
SPDR Bloomberg Barclays High Yield Bond ETF	351,674	12,554,762	5,134	25,593	331,215	12,072,787	442,828	5,182
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	208,399	7,271,041	41,407	42,234	207,572	7,038,766	115,328	4,921
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	253,475	10,699,180	21,287	18,392	256,370	10,221,472	248,071	42,544
SPDR Bloomberg Barclays Long Term Treasury ETF	122,621	9,787,608	1,562	36,111	88,072	6,067,280	102,984	193,975
SPDR Bloomberg Barclays TIPS ETF	88,421	5,141,681	4,766	4,015	89,172	5,010,682	80,436	11,246
SPDR Dow Jones International Real Estate ETF	147,841	6,129,488	15,406	6,476	156,771	5,656,298	410,704	31,135
SPDR Dow Jones REIT ETF	98,971	9,840,687	1,445	25,977	74,439	6,948,880	188,228	19,004
SPDR MSCI Emerging Markets StrategicFactors ETF	21,370	1,065,722	59,422	3,918	76,874	3,854,831	43,691	10,723
SPDR S&P Dividend ETF	137,751	11,560,064	74,173	16,702	195,222	16,703,194	236,212	293,942
SPDR S&P Global Infrastructure ETF	66,584	3,108,141	3,186	2,917	66,853	3,008,385	51,527	18,663
SPDR S&P International Dividend ETF	61,571	2,167,299	1,086	8,117	54,540	1,966,713	66,584	(47,137)
SPDR STOXX Europe 50 ETF	112,268	3,352,322	—	112,268	—	—	—	(507,906)
SPDR Wells Fargo Preferred Stock ETF	108,700	5,002,374	14,456	5,084	118,072	4,953,121	168,348	5,382
State Street Institutional Liquid Reserves Fund, Premier Class	4,781,480	4,781,480	1,971,477	6,752,957	—	—	3,710	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,920,682	1,951,101	1,969,581	1,969,581	1,239	—
The Consumer Discretionary Select Sector SPDR Fund	13,128	1,024,640	—	13,128	—	—	—	81,735

See accompanying notes to financial statements.

SSGA Income Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
The Consumer Staples Select Sector SPDR Fund	38,571	$2,127,191	563	39,134	—	$—	$12,472	$89,333
The Industrial Select Sector SPDR Fund	37,083	2,075,165	541	6,168	31,456	1,957,192	23,470	37,947
The Materials Select Sector SPDR Fund	—	—	43,911	4,735	39,176	1,947,047	13,089	21,321
The Technology Select Sector SPDR Fund	—	—	44,863	3,379	41,484	2,006,166	17,492	1,759

TOTAL		$102,879,676				$98,403,089	$2,395,350	$313,249

See accompanying notes to financial statements.

SSGA GLOBAL ALLOCATION PORTFOLIO

SPDR SSGA Global Allocation ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Global Allocation Portfolio. The schedule of investments for the SSGA Global Allocation Portfolio follows.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 93.6%
COMMODITIES — 4.0%
iShares Currency Hedged MSCI Eurozone ETF	146,417	$3,894,692
PowerShares DB Gold Fund (a)	101,328	3,752,176

		7,646,868

DOMESTIC EQUITY — 31.8%
SPDR Russell 2000 ETF (b)	46,804	3,726,534
SPDR S&P 500 ETF Trust (b)	170,006	38,001,441
SPDR S&P Dividend ETF (b)	43,593	3,729,817
SPDR S&P MidCap 400 ETF Trust (b)	12,357	3,728,478
The Industrial Select Sector SPDR Fund (b)	59,978	3,731,831
The Materials Select Sector SPDR Fund (b)	74,210	3,688,237
The Technology Select Sector SPDR Fund (b)	79,152	3,827,791

		60,434,129

DOMESTIC FIXED INCOME — 23.1%
SPDR Bloomberg Barclays Aggregate Bond ETF (b)	167,769	9,549,412
SPDR Bloomberg Barclays High Yield Bond ETF (b)	419,709	15,298,393
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF (b)	337,906	11,458,392
SPDR Bloomberg Barclays Intermediate Term Treasury ETF (b)	31,994	1,908,762
SPDR Bloomberg Barclays Long Term Treasury ETF (b)	27,729	1,910,251
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (b)	138,329	3,828,947

		43,954,157

INFLATION LINKED — 5.0%
SPDR Bloomberg Barclays TIPS ETF (b)	169,500	9,524,408

INTERNATIONAL EQUITY — 18.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (b)	72,220	1,919,608
SPDR S&P Emerging Markets ETF (b)	129,236	7,402,638
SPDR S&P Emerging Markets SmallCap ETF (b)	45,909	1,823,505
SPDR S&P International Small Cap ETF (b)	187,987	5,451,623
SPDR S&P World ex-US ETF (b)	690,713	17,751,324

		34,348,698

REAL ESTATE — 11.7%
SPDR Dow Jones International Real Estate ETF (b)	248,156	8,953,469
SPDR Dow Jones REIT ETF (b)	142,563	13,308,256

		22,261,725

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $177,543,455)		178,169,985

SHORT-TERM INVESTMENT — 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $11,801,117)	11,801,117	11,801,117

TOTAL INVESTMENTS — 99.8% (Cost $189,344,572)		189,971,102
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		399,840

NET ASSETS — 100.0%		$190,370,942

(a)	Qualified Publicly Traded Partnership
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.

REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Commodities	$7,646,868	$—	$—	$7,646,868
Domestic Equity	60,434,129	—	—	60,434,129
Domestic Fixed Income	43,954,157	—	—	43,954,157
Inflation Linked	9,524,408	—	—	9,524,408
International Equity	34,348,698	—	—	34,348,698
Real Estate	22,261,725	—	—	22,261,725
Short-Term Investment	11,801,117	—	—	11,801,117

TOTAL INVESTMENTS	$189,971,102	$—	$—	$189,971,102

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
SPDR Bloomberg Barclays Aggregate Bond ETF	222,017	$13,190,030	17,981	72,229	167,769	$9,549,412	$159,610	$44,557
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	—	—	76,210	3,990	72,220	1,919,608	—	(1,431)
SPDR Bloomberg Barclays High Yield Bond ETF	418,891	14,954,409	33,351	32,533	419,709	15,298,393	546,305	1,403
SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	216,183	7,542,625	141,006	19,283	337,906	11,458,392	166,834	5,881
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	30,530	1,882,175	3,292	1,828	31,994	1,908,762	13,198	20
SPDR Bloomberg Barclays Long Term Treasury ETF	121,549	9,702,041	11,020	104,840	27,729	1,910,251	85,555	122,619
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	—	—	141,222	2,893	138,329	3,828,947	28,238	1,291
SPDR Bloomberg Barclays TIPS ETF	161,908	9,414,950	18,129	10,537	169,500	9,524,408	147,299	8,153
SPDR Dow Jones International Real Estate ETF	259,646	10,764,923	40,496	51,986	248,156	8,953,469	674,337	(113,219)
SPDR Dow Jones REIT ETF	157,151	15,625,524	35,027	49,615	142,563	13,308,256	355,178	(213,842)
SPDR Russell 2000 ETF	—	—	53,652	6,848	46,804	3,726,534	19,778	59,268
SPDR S&P 500 ETF Trust	35,139	7,362,675	141,556	6,689	170,006	38,001,441	314,918	194,251
SPDR S&P 500 Growth ETF	164,140	16,563,367	6,725	170,865	—	—	34,806	1,451,960
SPDR S&P Dividend ETF	—	—	95,982	52,389	43,593	3,729,817	78,706	109,773
SPDR S&P Emerging Markets ETF	—	—	134,579	5,343	129,236	7,402,638	64,696	(6,503)
SPDR S&P Emerging Markets Small Cap ETF	—	—	46,679	770	45,909	1,823,505	39,034	(1,702)
SPDR S&P International Small Cap ETF	181,960	5,288,485	26,635	20,608	187,987	5,451,623	150,375	51,419
SPDR S&P Mid Cap 400 ETF Trust	—	—	13,917	1,560	12,357	3,728,478	14,635	42,352
SPDR S&P World ex-US ETF	950,409	23,693,696	60,989	320,685	690,713	17,751,324	297,981	(689,972)
State Street Institutional Liquid Reserves Fund, Premier Class	20,031,452	20,031,452	2,526,090	22,557,542	—	—	16,137	—

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	$—	13,689,420	1,888,303	11,801,117	$11,801,117	$7,559	$—
The Consumer Discretionary Select Sector SPDR Fund	46,932	3,663,043	1,251	48,183	—	—	—	196,383
The Consumer Staples Select Sector SPDR Fund	69,248	3,819,027	5,225	74,473	—	—	23,178	122,102
The Industrial Select Sector SPDR Fund	65,280	3,653,069	4,868	10,170	59,978	3,731,831	43,807	46,423
The Materials Select Sector SPDR Fund	—	—	83,085	8,875	74,210	3,688,237	25,209	32,470
The Technology Select Sector SPDR Fund	—	—	85,647	6,495	79,152	3,827,791	33,185	2,331

TOTAL		$167,151,491				$182,324,234	$3,340,558	$1,465,987

See accompanying notes to financial statements.

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO

SPDR Blackstone / GSO Senior Loan ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the Blackstone / GSO Senior Loan Portfolio. The schedule of investments for the Blackstone / GSO Senior Loan Portfolio follows.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

SENIOR FLOATING RATE LOANS — 90.3% (a)
AEROSPACE & DEFENSE — 2.2%
DigitalGlobe, Inc. Senior Secured Term Loan B, 3.51%, 1/15/2024	$4,810,997	$4,853,093
TransDigm, Inc.:
Senior Secured Extended Term Loan F, 3.77%, 6/9/2023	6,568,861	6,645,224
Senior Secured Term Loan C, 3.96%, 2/28/2020	2,963,984	2,990,378
Senior Secured Term Loan D, 3.98%, 6/4/2021	4,911,839	4,955,579
Senior Secured Term Loan E, 3.85%, 5/14/2022	1,875,324	1,894,396
WP CPP Holdings LLC Senior Secured Term Loan B3, 4.50%, 12/28/2019	2,784,902	2,727,464

		24,066,134

AIRLINES — 1.6%
Air Canada Senior Secured Term Loan B, 3.61%, 10/6/2023	2,821,705	2,845,803
American Airlines, Inc. Senior Secured Term Loan B, 3.25%, 12/14/2023	14,889,249	14,987,890

		17,833,693

AUTOMOBILES — 0.4%
Doosan Infracore International, Inc. Senior Secured Term Loan B, 4.50%, 5/28/2021	1,385,420	1,407,074
FCA US LLC Senior Secured Term Loan B, 3.50%, 5/24/2017	2,037,421	2,045,693
TI Group Automotive Systems LLC Senior Secured Term Loan, 4.50%, 6/30/2022	1,103,739	1,118,231

		4,570,998

BIOTECHNOLOGY — 0.4%
Grifols Worldwide Operations USA, Inc. Senior Secured Term Loan B, 3.72%, 2/27/2021	3,949,239	3,981,741

BUILDING PRODUCTS — 1.5%
American Builders & Contractors Supply Co., Inc. Senior Secured Term Loan B, 3.52%, 10/31/2023	8,443,894	8,536,523
Jeld-Wen, Inc. Senior Secured Term Loan B2, 4.75%, 7/1/2022	2,542,373	2,577,724

Quikrete Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 11/15/2023	5,486,111	5,548,982

		16,663,229

CAPITAL MARKETS — 0.1%
Hamilton Lane Advisors LLC Senior Secured Term Loan B, 4.27%, 7/9/2022	1,339,819	1,347,630

CHEMICALS — 1.4%
Avantor Performance Materials Holdings, Inc. Senior Secured 1st Lien Term Loan, 6.00%, 6/21/2022	6,776,837	6,912,374
Axalta Coating Systems US Holdings, Inc. Senior Secured Term Loan, 3.50%, 2/1/2023	3,865,876	3,912,595
INEOS Styrolution Group GmbH Senior Secured Term Loan B, 4.75%, 9/14/2021	434,877	441,944
Ineos US Finance LLC Senior Secured Term Loan, 3.75%, 5/4/2018	3,978,195	3,995,799

		15,262,712

COMMERCIAL SERVICES & SUPPLIES — 5.3%
Advanced Disposal Services, Inc. Senior Secured Term Loan B3, 3.50%, 11/10/2023	9,582,310	9,680,146
Asurion LLC:
Senior Secured 2nd Lien Term Loan, 8.50%, 3/3/2021	11,951,309	12,171,691
Senior Secured Term Loan B2, 4.02%, 7/8/2020 (b)	1,693,108	1,710,301
Senior Secured Term Loan B4, 5.00%, 8/4/2022	8,404,809	8,527,729
Senior Secured Term Loan B5, 4.75%, 11/3/2023	7,244,092	7,356,376
KAR Auction Services, Inc.:
Senior Secured Term Loan B2, 4.19%, 3/11/2021	2,774,181	2,801,922
Senior Secured Term Loan B3, 4.50%, 3/9/2023	1,921,189	1,950,305
Lineage Logistics Holdings LLC Senior Secured Term Loan, 4.50%, 4/7/2021	4,723,791	4,700,172
Multi Packaging Solutions, Inc. Senior Secured Term Loan B, 4.25%, 9/30/2020	1,515,822	1,520,089
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan, 4.25%, 5/2/2022	7,456,721	7,580,689

		57,999,420

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

COMMUNICATIONS EQUIPMENT — 0.1%
CommScope, Inc. Senior Secured Term Loan B5, 3.27%, 12/29/2022	$1,387,978	$1,403,593

COMPUTERS & PERIPHERALS — 2.0%
Dell, Inc. Senior Secured Term Loan B, 4.02%, 9/7/2023	17,948,546	18,279,158
TierPoint LLC Senior Secured 1st Lien Term Loan B, 5.50%, 11/10/2021	3,391,407	3,410,500
Western Digital Corp. Senior Secured Term Loan B1, 4.52%, 4/29/2023 (b)	796,000	809,930

		22,499,588

CONSTRUCTION MATERIALS — 1.1%
Forterra, Inc. Senior Secured Term Loan B, 4.50%, 10/18/2023	10,268,382	10,407,006
Headwaters, Inc. Senior Secured Term Loan B, 4.00%, 3/24/2022	2,030,038	2,044,319

		12,451,325

CONTAINERS & PACKAGING — 2.7%
Anchor Glass Container Corp. Senior Secured 1st Lien Term Loan, 4.25%, 12/7/2023	1,234,568	1,247,302
Ardagh Holdings USA, Inc. Senior Secured Incremental Term Loan, 4.00%, 12/17/2021	1,979,502	2,005,483
Berlin Packaging LLC Senior Secured 1st Lien Term Loan, 4.50%, 10/1/2021	2,335,527	2,359,057
Berry Plastics Holding Corp. Senior Secured Term Loan G, 3.50%, 1/6/2021	4,105,503	4,138,019
Flex Acquisition Co., Inc. Senior Secured 1st Lien Term Loan, 3.25%, 12/13/2023 (b)	7,329,843	7,406,953
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 4.25%, 2/5/2023	8,839,011	8,968,591
Signode Industrial Group US, Inc. Senior Secured Term Loan B, 4.00%, 5/1/2021	1,574,074	1,589,815
Tekni-Plex, Inc. Senior Secured Term Loan B, 4.50%, 6/1/2022	2,202,484	2,216,250

		29,931,470

DISTRIBUTORS — 0.8%
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.25%, 9/1/2021	5,609,676	5,603,842
HD Supply, Inc. Senior Secured Incremental Term Loan B2, 3.75%, 10/17/2023	3,675,000	3,707,928

		9,311,770

DIVERSIFIED CONSUMER SERVICES — 0.3%
Nord Anglia Education Finance LLC Senior Secured Term Loan, 5.00%, 3/31/2021	2,780,749	2,826,812

DIVERSIFIED FINANCIAL SERVICES — 0.7%
AlixPartners LLP Senior Secured Term Loan B, 4.00%, 7/28/2022	1,759,946	1,777,703
Faenza Acquisition GmbH Senior Secured Term Loan B3, 4.25%, 8/30/2020	1,683,689	1,698,421
Tech Finance & Co. S.C.A Senior Secured Term Loan B, 5.00%, 7/11/2020	2,659,255	2,680,861
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 5.00%, 8/18/2023	1,602,671	1,625,910

		7,782,895

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.2%
Consolidated Communications, Inc.:
Senior Secured Term Loan B, 4.00%, 10/4/2023	1,407,261	1,418,322
Senior Secured Term Loan B2, 4.00%, 10/5/2023	5,514,706	5,558,052
Coral-US Co.-Borrower LLC Senior Secured Term Loan B1, 5.52%, 12/30/2022	5,007,692	5,083,208
Fairpoint Communications, Inc. Senior Secured Refi Term Loan, 7.50%, 2/14/2019	4,268,078	4,322,112
Hargray Communications Group, Inc. Senior Secured Incremental Term Loan, 4.75%, 6/26/2019	411,366	416,936
Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	6,500,000	6,588,010
Telesat Canada Senior Secured Term Loan B3, 4.50%, 11/17/2023 (b)	11,402,066	11,583,701
Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan I, 3.50%, 1/31/2025	14,788,732	14,876,577
Windstream Corp.:
Senior Secured Delayed Draw Term Loan, 4.75%, 3/29/2021	3,037,383	3,052,570
Senior Secured Repriced Term Loan B6, 4.75%, 3/16/2021	14,826,491	14,970,160

		67,869,648

ELECTRIC UTILITIES — 0.4%
PowerTeam Services LLC Senior Secured 1st Lien Term Loan, 4.25%, 5/6/2020	2,852,991	2,861,907
TPF II Power LLC Senior Secured Term Loan B, 4.00%, 10/2/2021	1,190,476	1,202,976

		4,064,883

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

ELECTRICAL EQUIPMENT — 1.1%
Atkore International, Inc. Senior Secured 1st Lien Term Loan, 3.00%, 12/15/2023	$1,498,763	$1,513,750
Gates Global, Inc. Senior Secured Term Loan B, 4.25%, 7/6/2021	7,475,423	7,492,168
Generac Power Systems, Inc. Senior Secured Extended Term Loan B, 3.60%, 5/31/2023	2,704,996	2,733,710

		11,739,628

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
TTM Technologies, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 5/31/2021	6,428,336	6,524,761
Zebra Technologies Corp. Senior Secured Term Loan B, 3.45%, 10/27/2021	1,690,688	1,712,760

		8,237,521

ENERGY EQUIPMENT & SERVICES — 0.2%
Vistra Operations Co. LLC Senior Secured Term Loan B2, 4.00%, 12/14/2023	1,911,315	1,939,688

FOOD & STAPLES RETAILING — 2.2%
Albertsons LLC:
Senior Secured Term Loan B4, 3.77%, 8/22/2021 (b)	6,922,806	7,014,395
Senior Secured Term Loan B6, 4.06%, 6/22/2023	2,775,326	2,814,833
Chobani LLC Senior Secured 1st Lien Term Loan, 5.25%, 10/7/2023	5,458,221	5,546,917
Supervalu, Inc. Senior Secured Refi Term Loan B, 5.50%, 3/21/2019	848,700	856,364
US Foods, Inc. Senior Secured Refi Term Loan B, 3.77%, 6/27/2023	7,828,066	7,921,846

		24,154,355

FOOD PRODUCTS — 1.0%
AdvancePierre Foods, Inc. Senior Secured Term Loan, 4.00%, 6/2/2023	1,984,366	2,018,844
Candy Intermediate Holdings, Inc. Senior Secured Refi Term Loan B, 5.50%, 6/15/2023	3,561,053	3,592,764
Dole Food Co., Inc. Senior Secured Term Loan B, 4.61%, 11/1/2018	4,631,982	4,666,722
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 4.00%, 8/3/2022	1,082,369	1,096,034

		11,374,364

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Convatec, Inc. Senior Secured Term Loan B, 3.27%, 10/31/2023	2,145,923	2,164,700
Onex Carestream Finance LP Senior Secured 1st Lien Term Loan, 5.00%, 6/7/2019	8,668,657	8,444,702

		10,609,402

HEALTH CARE PROVIDERS & SERVICES — 4.8%
Air Medical Group Holdings, Inc. Senior Secured Term Loan B, 4.25%, 4/28/2022	3,461,103	3,461,639
CeramTec Acquisition Corp. Senior Secured Term Loan B2, 4.25%, 8/30/2020	146,422	147,703
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.75%, 6/7/2023	4,979,767	5,045,127
Community Health Systems, Inc.:
Senior Secured Term Loan F, 4.02%, 12/31/2018	1,964,747	1,937,319
Senior Secured Term Loan G, 3.75%, 12/31/2019	4,997,221	4,861,372
Envision Healthcare Corp. Senior Secured Term Loan B, 4.00%, 12/1/2023	14,174,486	14,360,597
FHC Health Systems, Inc. Senior Secured Term Loan, 5.00%, 12/23/2021	448,430	437,219
HCA, Inc. Senior Secured Term Loan B7, 3.52%, 2/15/2024	1,334,180	1,352,005
inVentiv Health, Inc. Senior Secured Term Loan B, 4.75%, 11/9/2023	5,121,359	5,175,313
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 5.00%, 6/7/2023	4,326,125	4,408,798
National Mentor Holdings, Inc. Senior Secured Term Loan B, 4.25%, 1/31/2021	2,685,084	2,705,222
NVA Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 8/14/2021	1,502,010	1,514,214
Surgical Care Affiliates, Inc. Senior Secured Incremental Term Loan B, 3.75%, 3/17/2022	3,240,975	3,271,375
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.25%, 12/31/2022	3,884,687	3,656,461

		52,334,364

HEALTH CARE TECHNOLOGY — 1.2%
CT Technologies Intermediate Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 12/1/2021	4,670,248	4,477,600

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Press Ganey Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 10/21/2023	$2,310,231	$2,326,842
Quintiles IMS, Inc. Senior Secured Term Loan B, 3.50%, 3/17/2021	6,352,359	6,407,942

		13,212,384

HOTELS, RESTAURANTS & LEISURE — 6.4%
Aristocrat International Pty, Ltd. Senior Secured Term Loan B, 3.63%, 10/20/2021	1,639,344	1,659,492
Boyd Gaming Corp. Senior Secured Term Loan B2, 3.76%, 9/15/2023	2,493,750	2,527,590
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	12,911,423	13,044,604
CEC Entertainment, Inc. Senior Secured Term Loan B, 4.00%, 2/14/2021	8,747,492	8,732,928
Delta 2 (LUX) S.A.R.L.:
Senior Secured 2nd Lien Term Loan, 8.07%, 7/31/2022	5,070,000	5,120,700
Senior Secured Term Loan B3, 5.07%, 7/30/2021	7,018,093	7,099,784
Four Seasons Holdings, Inc. Senior Secured Term Loan B, 3.75%, 11/30/2023	1,307,902	1,325,179
La Quinta Intermediate Holdings LLC Senior Secured Term Loan B, 3.75%, 4/14/2021	7,428,435	7,443,552
Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	13,739,030	13,935,499
Travelport Finance (Luxembourg) S.A.R.L. Senior Secured Term Loan B, 5.00%, 9/2/2021	9,674,283	9,786,166

		70,675,494

HOUSEHOLD DURABLES — 0.6%
Serta Simmons Bedding LLC Senior Secured 1st Lien Term Loan, 4.50%, 11/8/2023	6,607,143	6,689,732

HOUSEHOLD PRODUCTS — 0.1%
Samsonite International SA Senior Secured Term Loan B, 4.02%, 8/1/2023	881,768	897,014

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Construction Finance Company L.P. Senior Secured Original Term Loan B2, 3.27%, 1/31/2022	1,949,644	1,953,300

INSURANCE — 2.9%
Alliant Holdings I, Inc. Senior Secured Term Loan B, 4.75%, 8/12/2022	2,332,895	2,349,668

Confie Seguros Holding II Co. Senior Secured Term Loan B, 5.75%, 4/19/2022	10,000,000	10,067,500
Hub International, Ltd. Senior Secured Term Loan B, 4.00%, 10/2/2020	8,917,416	8,999,011
NFP Corp. Senior Secured Term Loan B, 3.50%, 12/9/2023	2,932,961	2,963,024
Sedgwick Claims Management Services, Inc.:
Senior Secured 1st Lien Term Loan, 3.75%, 3/1/2021	3,951,738	3,968,671
Senior Secured 1st Lien Term Loan, 4.25%, 3/1/2021	995,000	1,007,751
Senior Secured 2nd Lien Term Loan, 6.75%, 2/28/2022	2,000,000	2,004,170

		31,359,795

INTERNET & CATALOG RETAIL — 0.4%
Harbor Freight Tools USA, Inc. Senior Secured Term Loan B, 3.89%, 8/19/2023	4,567,460	4,639,443

INTERNET SOFTWARE & SERVICES — 2.6%
Abacus Innovations Corp. Senior Secured Term Loan B, 3.52%, 8/16/2023	2,487,047	2,515,697
Go Daddy Operating Company LLC Senior Secured Term Loan B, 4.25%, 5/13/2021	1,338,951	1,355,186
GTT Communications, Inc. Senior Secured Term Loan B, 4.00%, 9/12/2023 (b)	2,590,674	2,634,935
Inmar, Inc. Senior Secured 1st Lien Term Loan, 4.50%, 1/27/2021	3,102,273	3,087,149
Landslide Holdings, Inc. Senior Secured 1st Lien Term Loan, 5.50%, 9/27/2022	4,289,163	4,353,500
Rackspace Hosting, Inc. Senior Secured 1st Lien Term Loan, 4.50%, 11/3/2023	3,750,000	3,804,300
Sabre, Inc. Senior Secured Term Loan B, 4.00%, 2/19/2019	4,423,907	4,479,671
TCH-2 Holding LLC Senior Secured 1st Lien Term Loan, 5.50%, 5/6/2021	5,914,786	5,936,966

		28,167,404

IT SERVICES — 0.9%
First Data Corp. Senior Secured Term Loan, 3.76%, 3/24/2021 (b)	7,928,694	8,030,538
Global Payments, Inc. Senior Secured Reprice Term Loan B, 3.27%, 4/22/2023	797,649	806,922
NeuStar, Inc. Senior Secured Term Loan A, 4.02%, 1/22/2019	287,538	288,617

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

TNS, Inc. Senior Secured 1st Lien Term Loan, 5.00%, 2/14/2020	$1,261,519	$1,275,320

		10,401,397

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Albany Molecular Research, Inc. Senior Secured Term Loan B, 6.01%, 7/16/2021	2,984,887	3,025,929
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	9,011,949	9,124,599

		12,150,528

MACHINERY — 0.5%
Rexnord LLC Senior Secured Term Loan B, 3.75%, 8/21/2023	2,880,440	2,897,003
Wilsonart LLC Senior Secured Term Loan, 4.50%, 12/19/2023	2,747,253	2,775,577

		5,672,580

MEDIA — 8.2%
Acosta Holdco, Inc. Senior Secured Term Loan, 4.25%, 9/26/2021	4,673,250	4,569,574
Altice US Finance I Corp. Senior Secured Term Loan B, 3.88%, 1/15/2025	1,134,216	1,149,811
AMC Entertainment, Inc. Senior Secured New Term Loan B, 3.51%, 12/15/2023	1,921,845	1,945,147
CBS Radio, Inc. Senior Secured Term Loan B, 4.50%, 10/17/2023	3,492,905	3,533,632
Charter Communications Operating LLC Senior Secured Term Loan I, 3.51%, 1/15/2024	1,663,801	1,676,280
CSC Holdings LLC Senior Secured Term Loan, 3.88%, 10/11/2024	8,745,185	8,854,500
Entercom Radio LLC Senior Secured Term Loan, 4.52%, 11/1/2023	5,545,287	5,624,140
Gray Television, Inc. Senior Secured Term Loan B, 3.94%, 6/13/2021	1,000,000	1,017,500
Lions Gate Entertainment Corp. Senior Secured 1st Lien Term Loan, 3.75%, 12/8/2023	5,877,061	5,926,047
Live Nation Entertainment, Inc. Senior Secured Term Loan B, 3.31%, 10/26/2023	1,024,319	1,034,562
McGraw-Hill Global Education Holdings LLC Senior Secured Term Loan B, 5.00%, 5/4/2022	7,970,216	7,992,652

Mission Broadcasting, Inc. Senior Secured Term Loan B2, 3.00%, 9/26/2023 (b)	457,191	461,834
Nexstar Broadcasting, Inc. Senior Secured Term Loan B, 3.00%, 9/21/2023 (b)	5,130,702	5,182,804
Nielsen Finance LLC Senior Secured Term Loan B3, 3.15%, 10/4/2023	4,601,781	4,662,180
Numericable U.S. LLC Senior Secured Term Loan B7, 5.14%, 1/15/2024	3,133,425	3,180,160
Telenet International Finance S.A.R.L. Senior Secured Term Loan AF, 3.70%, 1/31/2025	3,860,150	3,897,092
Univision Communications, Inc. Senior Secured Term Loan C4, 4.00%, 3/1/2020	4,844,638	4,877,509
UPC Financing Partnership Senior Secured Term Loan AN, 4.08%, 8/31/2024	6,000,000	6,072,180
WideOpenWest Finance LLC Senior Secured Term Loan B, 4.50%, 8/18/2023	12,013,915	12,159,764
WMG Acquisition Corp. Senior Secured Term Loan C, 3.75%, 11/1/2023	4,779,354	4,830,637
Ziggo B.V.:
Senior Secured Term Loan B2A, 3.50%, 1/15/2022	1,177,872	1,185,075
Senior Secured Term Loan B3, 3.70%, 1/15/2022	136,191	137,024

		89,970,104

MULTILINE RETAIL — 0.2%
Neiman Marcus Group, Inc. Senior Secured Term Loan, 4.25%, 10/25/2020	2,401,666	2,094,853

PERSONAL PRODUCTS — 0.4%
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.31%, 9/7/2023	3,965,217	4,012,066

PHARMACEUTICALS — 3.3%
Amneal Pharmaceuticals LLC Senior Secured Term Loan, 4.50%, 11/1/2019	2,223,030	2,231,367
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 5.00%, 7/5/2023	1,686,864	1,710,059
Capsugel Holdings US, Inc. Senior Secured Term Loan B, 4.00%, 7/31/2021	2,977,500	2,990,839
Concordia Healthcare Corp. Senior Secured Term Loan, 5.25%, 10/21/2021	3,523,599	2,768,967
Genoa, a QoL Healthcare Co. LLC Senior Secured 1st Lien Term Loan, 4.75%, 10/28/2023	2,990,553	3,027,935

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Horizon Pharma, Inc.:
Senior Secured Incremental Term Loan B, 5.50%, 5/7/2021	$1,838,235	$1,841,112
Senior Secured Term Loan B, 5.00%, 5/7/2021	663,308	664,469
Valeant Pharmaceuticals International, Inc.:
Senior Secured Series E Term Loan B, 5.25%, 8/5/2020	8,238,342	8,232,039
Senior Secured Term Loan B F1, 5.50%, 4/1/2022	13,213,884	13,243,087

		36,709,874

PROFESSIONAL SERVICES — 3.2%
Advantage Sales & Marketing, Inc. Senior Secured 1st Lien Term Loan, 4.25%, 7/23/2021	8,313,996	8,357,644
GFL Environmental, Inc. Senior Secured Term Loan B, 3.75%, 9/29/2023	1,113,488	1,118,588
Information Resources, Inc. Senior Secured 1st Lien Term Loan, 4.50%, 12/16/2023	18,610,422	18,773,263
TransUnion LLC Senior Secured Term Loan B2, 3.52%, 4/9/2021	6,427,103	6,493,688

		34,743,183

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.8%
Communications Sales & Leasing, Inc. Senior Secured Term Loan B, 4.50%, 10/24/2022	8,541,687	8,676,219

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Americold Realty Operating Partnership L.P. Senior Secured Term Loan B, 5.75%, 12/1/2022	1,182,178	1,197,700
RE/MAX International, Inc. Senior Secured Term Loan B, 3.71%, 12/9/2023	1,496,250	1,500,933
Realogy Corp. Senior Secured Term Loan B, 3.77%, 7/20/2022	2,309,284	2,328,059

		5,026,692

ROAD & RAIL — 0.8%
Hertz Corp. Senior Secured Term Loan B, 3.50%, 6/30/2023	8,559,140	8,606,600

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Avago Technologies Cayman, Ltd. Senior Secured Term Loan B3, 3.70%, 2/1/2023 (b)	11,556,728	11,739,498
Cavium, Inc. Senior Secured Term Loan B, 3.75%, 8/16/2022	859,091	868,756
Cypress Semiconductor Corp. Senior Secured Term Loan B, 6.50%, 7/5/2021	2,960,568	3,034,582

M/A-COM Technology Solutions Holdings, Inc. Senior Secured Term Loan, 4.63%, 5/7/2021	1,787,242	1,811,816
Microsemi Corp. Senior Secured Term Loan B, 3.75%, 1/15/2023	3,315,246	3,352,957
NXP B.V. Senior Secured Term Loan F, 3.27%, 12/7/2020	3,558,535	3,582,342
ON Semiconductor Corp. Senior Secured Incremental Term Loan, 4.02%, 3/31/2023	13,598,621	13,796,481

		38,186,432

SOFTWARE — 7.8%
Applied Systems, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 1/25/2021	2,411,338	2,438,466
Aspect Software, Inc. Senior Secured Exit Term Loan, 11.28%, 5/25/2020	7,221,360	7,233,384
Avast Software B.V. Senior Secured Term Loan B, 5.00%, 9/30/2022	2,687,075	2,733,682
BMC Software Finance, Inc. Senior Secured Term Loan, 5.00%, 9/10/2020	18,725,396	18,742,998
CCC Information Services, Inc. Senior Secured Term Loan, 4.00%, 12/20/2019	4,869,018	4,884,233
Compuware Corp. Senior Secured Term Loan B2, 6.25%, 12/15/2021	6,400,851	6,449,657
DTI Holdco, Inc. Senior Secured Term Loan B, 6.25%, 9/21/2023	3,666,486	3,626,394
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 4.75%, 6/1/2022	5,544,499	5,576,186
Hyland Software, Inc. Senior Secured Term Loan, 4.75%, 7/1/2022	1,980,707	1,995,563
Infor (US), Inc. Senior Secured Term Loan B5, 3.75%, 6/3/2020	5,909,612	5,927,459
Informatica Corp. Senior Secured Term Loan, 4.50%, 8/5/2022	2,332,658	2,327,071
MA FinanceCo. LLC Senior Secured Term Loan B, 4.52%, 11/19/2021	6,897,329	6,998,341
Mediware Information Systems, Inc. Senior Secured 1st Lien Term Loan, 5.75%, 9/28/2023	627,358	632,848
Mitchell International, Inc. Senior Secured 1st Lien Term Loan, 4.50%, 10/13/2020	4,255,686	4,269,432

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

SolarWinds Holdings, Inc. Senior Secured Term Loan, 5.50%, 2/5/2023	$1,641,237	$1,664,247
Solera Holdings, Inc. Senior Secured Term Loan B, 5.75%, 3/3/2023	479,503	486,696
Sophia L.P. Senior Secured Term Loan B, 4.75%, 9/30/2022	3,450,741	3,488,492
Vertafore, Inc. Senior Secured Reprice Term Loan, 4.25%, 6/30/2023	6,372,347	6,405,897

		85,881,046

SPECIALTY RETAIL — 3.9%
Ascena Retail Group, Inc. Senior Secured Term Loan B, 5.25%, 8/21/2022	5,916,615	5,788,668
Burlington Coat Factory Warehouse Corp. Senior Secured Term Loan B3, 3.51%, 8/13/2021	1,000,000	1,008,925
Michaels Stores, Inc. Senior Secured Term Loan B1, 3.75%, 1/27/2023	4,900,995	4,964,953
Outerwall, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 9/27/2023	843,807	857,519
Petco Animal Supplies, Inc. Senior Secured Term Loan B2, 5.14%, 1/26/2023	8,452,231	8,514,735
PetSmart, Inc. Senior Secured Term Loan B2, 4.00%, 3/11/2022	21,733,431	21,824,821

		42,959,621

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Diebold, Inc. Senior Secured Term Loan, 5.25%, 11/6/2023	827,742	841,711
Engility Corp. Senior Secured Term Loan B2, 5.81%, 8/12/2023	4,911,126	4,995,842
Quest Software US Holdings, Inc. Senior Secured Term Loan B, 7.00%, 10/31/2022	3,516,908	3,569,679
RCN Grande Senior Secured 1st Lien Term Loan, 3.00%, 12/2/2023 (b)	6,521,739	6,576,522

		15,983,754

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Beacon Roofing Supply, Inc. Senior Secured Term Loan B, 3.72%, 10/1/2022	1,755,665	1,774,688
McJunkin Red Man Corp. Senior Secured Term Loan, 5.00%, 11/8/2019	1,224,664	1,234,614

Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	$1,430,503	$1,446,295

		4,455,597

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
LTS Buyer LLC Senior Secured 1st Lien Term Loan, 4.25%, 4/13/2020	7,549,047	7,610,383

TOTAL SENIOR FLOATING RATE LOANS (Cost $977,303,200)		990,992,358

CORPORATE BONDS & NOTES — 8.6%
AIRLINES — 0.2%
Air Canada 7.75%, 4/15/2021 (c)	2,000,000	2,230,000

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Fly Leasing, Ltd. 6.38%, 10/15/2021	3,145,000	3,270,800

ENTERTAINMENT — 1.8%
AMC Entertainment Holdings, Inc. 5.88%, 11/15/2026 (c)	1,170,000	1,196,325
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021	2,000,000	2,065,000
Scientific Games Corp. 8.13%, 9/15/2018	10,907,000	11,043,338
Scientific Games International, Inc. 7.00%, 1/1/2022 (c)	5,400,000	5,791,500

		20,096,163

FOOD — 0.2%
Dole Food Co., Inc. 7.25%, 5/1/2019 (c)	1,970,000	2,009,400

FOOD SERVICE — 0.0% (d)
Aramark Services, Inc. 5.75%, 3/15/2020	229,000	233,866

HEALTH CARE PRODUCTS — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (c)	830,000	900,550

HEALTH CARE SERVICES — 1.9%
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018	5,000,000	4,931,250
Tenet Healthcare Corp.:
4.46%, 6/15/2020	3,000,000	3,022,500
5.00%, 3/1/2019	3,000,000	2,919,375
6.75%, 2/1/2020	2,000,000	1,927,500
8.13%, 4/1/2022	8,000,000	7,528,000

		20,328,625

HOUSEHOLD PRODUCTS — 0.0% (d)
Revlon Consumer Products Corp. 5.75%, 2/15/2021	470,000	473,525

MEDIA — 1.0%
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (c)	1,000,000	1,028,750

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (c)	$360,000	$362,700
SFR Group SA 6.00%, 5/15/2022 (c)	2,000,000	2,050,000
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (c)	2,000,000	2,040,000
Univision Communications, Inc. 5.13%, 2/15/2025 (c)	6,240,000	5,959,200

		11,440,650

PACKAGING & CONTAINERS — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (c)	1,320,000	1,382,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
4.38%, 7/15/2021 (c)	2,000,000	2,045,000
5.75%, 10/15/2020	1,000,000	1,031,300
7.00%, 7/15/2024 (c)	1,550,000	1,647,852

		6,106,852

RETAIL — 0.0% (d)
CEC Entertainment, Inc. 8.00%, 2/15/2022	440,000	448,800

SOFTWARE — 0.5%
Infor US, Inc. 6.50%, 5/15/2022	5,000,000	5,212,500

TELECOMMUNICATIONS — 2.0%
Altice Luxembourg SA 7.75%, 5/15/2022 (c)	2,000,000	2,139,200
FairPoint Communications, Inc. 8.75%, 8/15/2019 (c)	5,170,000	5,396,187
Frontier Communications Corp. 10.50%, 9/15/2022	5,000,000	5,275,000
Level 3 Financing, Inc.:
5.38%, 1/15/2024	540,000	545,400
5.63%, 2/1/2023	1,450,000	1,486,250

T-Mobile USA, Inc.:
6.50%, 1/15/2026	2,000,000	2,162,600
6.63%, 4/1/2023	2,000,000	2,115,000
6.73%, 4/28/2022	2,730,000	2,852,850

		21,972,487

TOTAL CORPORATE BONDS & NOTES (Cost $93,624,731)		94,724,218

	Shares

SHORT-TERM INVESTMENT — 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (e) (f) (Cost $63,215,576)	63,215,576	63,215,576

TOTAL INVESTMENTS — 104.7% (Cost $1,134,143,507)		1,148,932,152
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(51,697,197)

NET ASSETS — 100.0%		$1,097,234,955

(a)	The rate shown represents the rate at December 31, 2016.
(b)	This Senior Loan will settle after December 31, 2016, at which time the interest rate will be determined.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.3% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Senior Floating Rate Loans
Aerospace & Defense	$—	$24,066,134	$—	$24,066,134
Airlines	—	17,833,693	—	17,833,693
Automobiles	—	4,570,998	—	4,570,998
Biotechnology	—	3,981,741	—	3,981,741
Building Products	—	16,663,229	—	16,663,229
Capital Markets	—	1,347,630	—	1,347,630
Chemicals	—	15,262,712	—	15,262,712
Commercial Services & Supplies	—	57,999,420	—	57,999,420
Communications Equipment	—	1,403,593	—	1,403,593

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Computers & Peripherals	$—	$22,499,588	$—	$22,499,588
Construction Materials	—	12,451,325	—	12,451,325
Containers & Packaging	—	29,931,470	—	29,931,470
Distributors	—	9,311,770	—	9,311,770
Diversified Consumer Services	—	2,826,812	—	2,826,812
Diversified Financial Services	—	7,782,895	—	7,782,895
Diversified Telecommunication Services	—	67,869,648	—	67,869,648
Electric Utilities	—	4,064,883	—	4,064,883
Electrical Equipment	—	11,739,628	—	11,739,628
Electronic Equipment, Instruments & Components	—	8,237,521	—	8,237,521
Energy Equipment & Services	—	1,939,688	—	1,939,688
Food & Staples Retailing	—	24,154,355	—	24,154,355
Food Products	—	11,374,364	—	11,374,364
Health Care Equipment & Supplies	—	10,609,402	—	10,609,402
Health Care Providers & Services	—	52,334,364	—	52,334,364
Health Care Technology	—	13,212,384	—	13,212,384
Hotels, Restaurants & Leisure	—	70,675,494	—	70,675,494
Household Durables	—	6,689,732	—	6,689,732
Household Products	—	897,014	—	897,014
Independent Power Producers & Energy Traders	—	1,953,300	—	1,953,300
Insurance	—	31,359,795	—	31,359,795
Internet & Catalog Retail	—	4,639,443	—	4,639,443
Internet Software & Services	—	28,167,404	—	28,167,404
IT Services	—	10,401,397	—	10,401,397
Life Sciences Tools & Services	—	12,150,528	—	12,150,528
Machinery	—	5,672,580	—	5,672,580
Media	—	89,970,104	—	89,970,104
Multiline Retail	—	2,094,853	—	2,094,853
Personal Products	—	4,012,066	—	4,012,066
Pharmaceuticals	—	36,709,874	—	36,709,874
Professional Services	—	34,743,183	—	34,743,183
Real Estate Investment Trusts (REITs)	—	8,676,219	—	8,676,219
Real Estate Management & Development	—	5,026,692	—	5,026,692
Road & Rail	—	8,606,600	—	8,606,600
Semiconductors & Semiconductor Equipment	—	38,186,432	—	38,186,432
Software	—	85,881,046	—	85,881,046
Specialty Retail	—	42,959,621	—	42,959,621
Technology Hardware, Storage & Peripherals	—	15,983,754	—	15,983,754
Trading Companies & Distributors	—	4,455,597	—	4,455,597
Wireless Telecommunication Services	—	7,610,383	—	7,610,383
Corporate Bonds & Notes
Airlines	—	2,230,000	—	2,230,000
Diversified Financial Services	—	3,270,800	—	3,270,800
Entertainment	—	20,096,163	—	20,096,163
Food	—	2,009,400	—	2,009,400
Food Service	—	233,866	—	233,866
Health Care Products	—	900,550	—	900,550
Health Care Services	—	20,328,625	—	20,328,625
Household Products	—	473,525	—	473,525
Media	—	11,440,650	—	11,440,650
Packaging & Containers	—	6,106,852	—	6,106,852
Retail	—	448,800	—	448,800
Software	—	5,212,500	—	5,212,500
Telecommunications	—	21,972,487	—	21,972,487
Short-Term Investment	63,215,576	—	—	63,215,576

TOTAL INVESTMENTS	$63,215,576	$1,085,716,576	$—	$1,148,932,152

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	68,870,496	$68,870,496	118,632,928	187,503,424	—	$—	$52,910	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	245,265,661	182,050,085	63,215,576	63,215,576	52,004	—

TOTAL		$68,870,496				$63,215,576	$104,914	$—

See accompanying notes to financial statements.

SSGA ULTRA SHORT TERM BOND PORTFOLIO

SPDR SSGA Ultra Short Term Bond ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA Ultra Short Term Bond Portfolio. The schedule of investments for the SSGA Ultra Short Term Bond Portfolio follows.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 23.6%
ASSET-BACKED — OTHER — 1.4%
Ford Credit Floorplan Master Owner Trust A Series 2014-1, Class A2, 1 Month USD LIBOR + 0.40%, 1.10%, 2/15/2019 (a)	$200,000	$200,034

AUTOMOBILE — 7.6%
Ford Credit Auto Owner Trust Series 2016-C, Class A2B, 1 Month USD LIBOR + .140%, 0.84%, 9/15/2019 (a)	300,000	299,694
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3, 1.10%, 9/15/2019	146,370	146,351
Hyundai Auto Receivables Trust Series 2013-B, Class A4, 1.01%, 2/15/2019	162,391	162,344
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A3, 0.87%, 10/15/2018	94,564	94,480
Toyota Auto Receivables Owner Trust:
Series 2015-A, Class A3, 1.12%, 2/15/2019	160,405	160,294
Series 2016-D, Class A2A, 1.06%, 5/15/2019	200,000	199,577

		1,062,740

CREDIT CARD — 14.6%
American Express Credit Account Master Trust Series 2014-3, Class A, 1.49%, 4/15/2020	230,000	230,522
BA Credit Card Trust Series 2016-A1, Class A, 1 Month USD LIBOR + 0.39%, 1.09%, 10/15/2021 (a)	400,000	401,167
Barclays Dryrock Issuance Trust Series 2014-2, Class A, 1 Month USD LIBOR + 0.34%, 1.04%, 3/16/2020 (a)	100,000	100,017
Capital One Multi-Asset Execution Trust Series 2015-A6, Class A6, 1 Month USD LIBOR + 0.37%, 1.07%, 6/15/2020 (a)	250,000	250,347
Chase Issuance Trust:
Series 2007-A3, Class A3, 5.23%, 4/15/2019	200,000	200,926
Series 2013-A3, Class A3, 1 Month USD LIBOR + 0.28%, 0.98%, 4/15/2020 (a)	150,000	150,238
Citibank Credit Card Issuance Trust Series 2013-A2, Class A2, 1 Month USD LIBOR + 0.28%, 1.04%, 5/26/2020 (a)	220,000	220,178
Discover Card Execution Note Trust Series 2013-A6, Class A6, ABS, 1 Month USD LIBOR + 0.45%, 0.99%, 4/15/2021 (a)	300,000	300,874

Evergreen Credit Card Trust Series 2016-1, Class A, 1 Month USD LIBOR + .720%, 1.42%, 4/15/2020 (a)(b)	200,000	200,888

		2,055,157

TOTAL ASSET-BACKED SECURITIES (Cost $3,323,049)		3,317,931

CORPORATE BONDS & NOTES — 62.8%
AEROSPACE & DEFENSE — 1.8%
United Technologies Corp. 3 month USD LIBOR + 0.350%, 1.24%, 11/1/2019 (a)	250,000	250,568

AUTO MANUFACTURERS — 7.5%
American Honda Finance Corp. Series MTN, 3 month USD LIBOR + 0.280%, 1.19%, 11/19/2018 (a)	300,000	300,081
Daimler Finance North America LLC 3 Month USD LIBOR + 0.30%, 1.23%, 3/2/2017 (a) (b)	250,000	250,060
Toyota Motor Credit Corp.:
Series 2547, 3 month USD LIBOR + 0.32%, 1.19%, 1/12/2018 (a)	250,000	250,097
Series MTN, 3 month USD LIBOR + 0.440%, 1.32%, 10/18/2019 (a)	250,000	250,375

		1,050,613

BANKS — 21.8%
Bank of America NA 3 month USD LIBOR + 0.42%, 1.30%, 5/8/2017 (a)	150,000	150,102
Bank of Montreal Series MTN, 3 Month USD LIBOR + .600%, 1.55%, 12/12/2019 (a)	200,000	200,208
Bank of Nova Scotia 2.55%, 1/12/2017	200,000	200,058
Goldman Sachs Group, Inc.:
3 month USD LIBOR + 1.02%, 1.90%, 10/23/2019 (a)	200,000	201,430
Series 1, 3 month USD LIBOR + 1.20%, 2.09%, 4/30/2018 (a)	100,000	100,854
JPMorgan Chase & Co. 3 month USD LIBOR + 1.10%, 2.05%, 6/7/2021 (a)	250,000	253,812
JPMorgan Chase Bank NA 3 month USD LIBOR + 0.59%, 1.59%, 9/23/2019 (a)	250,000	250,265
Morgan Stanley 3 month USD LIBOR + 0.85%, 1.73%, 1/24/2019 (a)	205,000	206,195
PNC Bank NA 3 month USD LIBOR + 0.400%, 1.35%, 12/7/2018 (a)	250,000	250,078

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Royal Bank of Canada Series GMTN, 3 month USD LIBOR + 0.53%, 1.49%, 3/15/2019 (a)	$250,000	$250,198
Toronto-Dominion Bank:
3 month USD LIBOR + 0.44%, 1.44%, 7/2/2019 (a)	250,000	249,650
Series MTN, 3 month USD LIBOR + 0.84%, 1.72%, 1/22/2019 (a)	100,000	100,791
US Bank NA:
3 month USD LIBOR + 0.30%, 1.18%, 1/26/2018 (a)	100,000	100,038
3 month USD LIBOR + 0.48%, 1.37%, 10/28/2019 (a)	100,000	100,234
Series MTN, 3 month USD LIBOR + 0.58%, 1.47%, 1/29/2018 (a)	100,000	100,309
Wells Fargo & Co. 3 month USD LIBOR + 0.63%, 1.51%, 4/23/2018 (a)	100,000	100,270
Wells Fargo Bank NA 3 month USD LIBOR + 0.74%, 1.62%, 1/22/2018 (a)	250,000	251,057

		3,065,549

BEVERAGES — 1.4%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 0.40%, 1.29%, 2/1/2019 (a)	200,000	200,222

DIVERSIFIED FINANCIAL SERVICES — 2.5%
American Express Credit Corp. 3 month USD LIBOR + 0.55%, 1.54%, 3/18/2019 (a)	350,000	350,710

IT SERVICES — 2.5%
Apple, Inc. 3 month USD LIBOR + 0.07%, 0.95%, 5/5/2017 (a)	150,000	150,024
International Business Machines Corp. 3 month USD LIBOR + 0.19%, 1.07%, 2/6/2018 (a)	205,000	205,176

		355,200

MACHINERY, CONSTRUCTION & MINING — 1.4%
Caterpillar Financial Services Corp. Series GMTN, 3 month USD LIBOR + 0.17%, 1.12%, 6/9/2017 (a)	200,000	200,014

MACHINERY-DIVERSIFIED — 2.9%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.57%, 1.44%, 1/8/2019 (a)	200,000	201,186
Series MTN, 3 Month USD LIBOR + 0.22%, 1.18%, 12/15/2017 (a)	200,000	200,129

		401,315

OIL & GAS — 11.7%
BP Capital Markets PLC:
3 Month USD LIBOR + 0.51%, 1.33%, 2/13/2018 (a)	250,000	250,227
3 Month USD LIBOR + 0.43%, 1.39%, 5/10/2018 (a)	250,000	250,424

Chevron Corp. 3 month USD LIBOR + 0.36%, 1.25%, 11/9/2017 (a)	250,000	250,480
ConocoPhillips Co. 3 Month USD LIBOR + 0.33%, 1.24%, 5/15/2018 (a)	100,000	99,706
Shell International Finance B.V. 3 month USD LIBOR + 0.35%, 1.30%, 9/12/2019 (a)	300,000	300,006
Statoil ASA:
3 month USD LIBOR + 0.20%, 1.09%, 11/9/2017 (a)	250,000	249,923
3 month USD LIBOR + 0.46%, 1.34%, 11/8/2018 (a)	250,000	250,592

		1,651,358

PHARMACEUTICALS — 1.8%
Pfizer, Inc. 3 month USD LIBOR + 0.30%, 1.26%, 6/15/2018 (a)	250,000	250,443

RETAIL — 2.8%
Home Depot, Inc. 3 month USD LIBOR + 0.37%, 1.33%, 9/15/2017 (a)	150,000	150,260
Lowe’s Cos., Inc. 3 month USD LIBOR + 0.42%, 1.37%, 9/10/2019 (a)	250,000	250,527

		400,787

SEMICONDUCTORS — 1.1%
QUALCOMM, Inc. 3 Month USD LIBOR + 0.27%, 1.18%, 5/18/2018 (a)	150,000	149,885

SOFTWARE — 1.8%
Oracle Corp. 3 month USD LIBOR + 0.51%, 1.39%, 10/8/2019 (a)	250,000	251,255

TELECOMMUNICATIONS — 1.1%
Cisco Systems, Inc. 3 month USD LIBOR + 0.31%, 1.27%, 6/15/2018 (a)	150,000	150,311

TRANSPORTATION — 0.7%
Canadian National Railway Co. 3 Month USD LIBOR + 0.17%, 1.07%, 11/14/2017 (a)	100,000	100,083

TOTAL CORPORATE BONDS & NOTES (Cost $8,808,437)		8,828,313

U.S. TREASURY OBLIGATIONS — 10.6%
Treasury Bill 5.96%, 9/14/2017	500,000	497,510
Treasury Notes:
0.63%, 9/30/2017	150,000	149,782
0.63%, 6/30/2018	300,000	298,124
0.88%, 3/31/2018	550,000	549,309

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,496,439)		1,494,725

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 2.9%
CERTIFICATES OF DEPOSIT — 2.5%
Nordea Bank Finland PLC 1.28%	350,000	$350,454

MONEY MARKET FUND — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $56,339)	56,339	56,339

TOTAL SHORT-TERM INVESTMENTS (Cost $406,355)		406,793

TOTAL INVESTMENTS — 99.9% (Cost $14,034,280)		14,047,762
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		20,210

NET ASSETS — 100.0%		$14,067,972

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.2% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities
Asset-Backed — Other	$—	$200,034	$—	$200,034
Automobile	—	1,062,740	—	1,062,740
Credit Card	—	2,055,157	—	2,055,157
Corporate Bonds & Notes
Aerospace & Defense	—	250,568	—	250,568
Auto Manufacturers	—	1,050,613	—	1,050,613
Banks	—	3,065,549	—	3,065,549
Beverages	—	200,222	—	200,222
Diversified Financial Services	—	350,710	—	350,710
IT Services	—	355,200	—	355,200
Machinery, Construction & Mining	—	200,014	—	200,014
Machinery-Diversified	—	401,315	—	401,315
Oil & Gas	—	1,651,358	—	1,651,358
Pharmaceuticals	—	250,443	—	250,443
Retail	—	400,787	—	400,787
Semiconductors	—	149,885	—	149,885
Software	—	251,255	—	251,255
Telecommunications	—	150,311	—	150,311
Transportation	—	100,083	—	100,083
U.S. Treasury Obligations	—	1,494,725	—	1,494,725
Short-Term Investments	56,339	350,454	—	406,793

TOTAL INVESTMENTS	$56,339	$13,991,423	$—	$14,047,762

See accompanying notes to financial statements.

SSGA Ultra Short Term Bond Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	483,761	$483,761	2,476,195	2,959,956	—	$—	$347	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	3,081,318	3,024,979	56,339	56,339	307	—

TOTAL		$483,761				$56,339	$654	$—

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL PORTFOLIO

SPDR DoubleLine Total Return Tactical ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street DoubleLine Total Return Tactical Portfolio. The schedule of investments for the State Street DoubleLine Total Return Tactical Portfolio follows.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 2.4%
Ajax Mortgage Loan Trust Series 2016-B, Class A, 4.00%, 9/25/2065 (a) (b)	$9,363,792	$9,344,928
Apidos CLO Series 2013-16A, Class B, 3 Month USD LIBOR + 2.80%, 3.68%, 1/19/2025 (a) (c)	1,250,000	1,248,614
AVANT Loans Funding Trust Series 2016-B, Class A, 3.92%, 8/15/2019 (a)	319,340	320,528
Colony Starwood Homes Trust Series 2016-2A, Class D, 1 Month USD LIBOR + 2.35%, 3.09%, 12/17/2033 (a) (c)	4,000,000	4,010,085
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	3,500,000	3,468,382
Octagon Investment Partners, Ltd.:
Series 2012-1AR, Class AR, 3 Month USD LIBOR + 1.27%, 1.57%, 5/5/2023 (a) (c)	1,218,484	1,218,668
Series 2016-1A, Class B, 3 Month USD LIBOR + 2.15%, 2.81%, 7/15/2027 (a) (c)	2,500,000	2,510,685
OneMain Financial Issuance Trust Series 2015-1A, Class A, 3.19%, 3/18/2026 (a)	24,000,000	24,170,333
Progress Residential Trust Series 2016-SFR2, Class D, 1 Month USD LIBOR + 2.50%, 3.04%, 1/17/2034 (a) (c)	1,000,000	1,001,992
TCI-Cent CLO, Ltd.:
Series 2016-1A, Class A1, 3 Month USD LIBOR + 1.52%, 2.45%, 12/21/2029 (a) (c)	2,500,000	2,498,750
Series 2016-1A, Class A2, 3 Month USD LIBOR + 2.20%, 3.13%, 12/21/2029 (a) (c)	2,500,000	2,497,500
TCI-Flatiron CLO, Ltd. Series 2016-1A, Class B, 3 Month USD LIBOR + 2.20%, 2.86%, 7/17/2028 (a) (c)	2,500,000	2,514,875
US Residential Opportunity Fund III Trust Series 2016-1III, Class A, 3.48%, 7/27/2036 (a) (b)	11,401,479	11,354,235
Venture CLO, Ltd. Series 2015-20A, Class A, 3 Month USD LIBOR + 2.10%, 2.37%, 4/15/2027 (a) (c)	2,500,000	2,502,280
Westlake Automobile Receivables Trust Series 2016-2A, Class B, 2.30%, 11/15/2019 (a)	2,500,000	2,502,057

Wind River CLO, Ltd. Series 2016-1A, Class B, 3 Month USD LIBOR + 2.35%, 3.23%, 7/15/2028 (a) (c)	2,500,000	2,510,660

TOTAL ASSET-BACKED SECURITIES (Cost $73,349,593)		73,674,572

CORPORATE BONDS & NOTES — 13.2%
AUSTRALIA — 0.1%
Westpac Banking Corp.:
2.00%, 8/19/2021	370,000	359,177
2.60%, 11/23/2020	2,630,000	2,632,604

		2,991,781

BELGIUM — 0.1%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/1/2021	3,120,000	3,131,731

BERMUDA — 0.0% (d)
Aircastle, Ltd. 5.00%, 4/1/2023	465,000	476,625

BRAZIL — 0.3%
CIMPOR Financial Operations B.V. 5.75%, 7/17/2024	700,000	581,070
Cosan Overseas, Ltd. 8.25%, 2/5/2017	4,564,000	4,550,308
Eldorado Intl. Finance GmbH 8.63%, 6/16/2021 (a)	500,000	427,500
Globo Comunicacao e Participacoes SA 5.31%, 5/11/2022 (b)	700,000	700,000
JBS USA LUX SA/JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	974,000	1,008,796
Marfrig Holdings Europe B.V. 8.00%, 6/8/2023 (a)	1,500,000	1,552,650
Minerva Luxembourg SA 5 year CMT + 7.05%, 8.75%, 12/29/2049 (c)	650,000	665,438

		9,485,762

CANADA — 0.3%
Bank of Montreal Series MTN, 1.90%, 8/27/2021	1,730,000	1,676,975
Fortis, Inc. 2.10%, 10/4/2021 (a)	1,040,000	1,004,106
Lundin Mining Corp. 7.50%, 11/1/2020 (a)	1,060,000	1,123,600
Open Text Corp. 5.88%, 6/1/2026 (a)	672,000	707,280
Royal Bank of Canada Series MTN, 2.35%, 10/30/2020	3,000,000	2,988,720
Toronto-Dominion Bank Series MTN, 2.13%, 4/7/2021	3,050,000	3,004,464

		10,505,145

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CAYMAN ISLANDS — 0.0% (d)
Interoceanica IV Finance, Ltd. Zero Coupon, 11/30/2018	$453,183	$444,119

CHILE — 0.5%
Celulosa Arauco y Constitucion SA:
4.75%, 1/11/2022	1,500,000	1,553,700
5.00%, 1/21/2021	260,000	272,056
Cencosud SA Series REGS, 5.15%, 2/12/2025	3,000,000	3,032,313
Colbun SA 6.00%, 1/21/2020	1,800,000	1,941,804
Corp. Group Banking SA 6.75%, 3/15/2023	2,750,000	2,612,858
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	300,000	273,143
Guanay Finance, Ltd. 6.00%, 12/15/2020	3,909,658	3,948,754
Inversiones CMPC SA 4.50%, 4/25/2022	1,580,000	1,603,890
Itau CorpBanca 3.88%, 9/22/2019	1,300,000	1,339,803

		16,578,321

CHINA — 0.4%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021	500,000	520,923
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	4,000,000	3,980,920
Sinopec Group Overseas Development 2015, Ltd. 2.50%, 4/28/2020 (a)	1,000,000	993,372
Sinopec Group Overseas Development 2016, Ltd.:
2.00%, 9/29/2021 (a)	1,300,000	1,238,152
2.75%, 5/3/2021	2,000,000	1,975,304
Tencent Holdings, Ltd.:
2.88%, 2/11/2020	2,200,000	2,208,743
3.38%, 5/2/2019	800,000	818,061

		11,735,475

COLOMBIA — 0.6%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings, Ltd. 8.38%, 5/10/2020	1,500,000	1,522,500
Banco GNB Sudameris SA:
3.88%, 5/2/2018	1,500,000	1,492,500
7.50%, 7/30/2022	300,000	316,500
Bancolombia SA 6.13%, 7/26/2020	3,000,000	3,187,500
Empresa de Energia de Bogota SA ESP 6.13%, 11/10/2021	3,200,000	3,296,000
Empresas Publicas de Medellin ESP 7.63%, 7/29/2019	900,000	1,005,750
Grupo Aval, Ltd. 4.75%, 9/26/2022	2,800,000	2,762,200
GrupoSura Finance SA Series REGS, 5.50%, 4/29/2026	1,150,000	1,177,600

Transportadora de Gas Internacional SA ESP 5.70%, 3/20/2022 (a)	1,900,000	1,957,000

		16,717,550

COSTA RICA — 0.2%
Banco Nacional de Costa Rica:
4.88%, 11/1/2018	950,000	957,790
5.88%, 4/25/2021 (a)	4,290,000	4,332,375

		5,290,165

DOMINICAN REPUBLIC — 0.2%
Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/13/2019	400,000	416,500
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	2,200,000	2,269,784
Banco de Reservas de la Republica Dominicana 7.00%, 2/1/2023 (a)	4,100,000	4,100,779

		6,787,063

GUATEMALA — 0.2%
Agromercantil Senior Trust 6.25%, 4/10/2019	1,714,000	1,757,776
Cementos Progreso Trust 7.13%, 11/6/2023	1,100,000	1,153,790
Central American Bottling Corp. 6.75%, 2/9/2022	2,300,000	2,346,000
Industrial Senior Trust 5.50%, 11/1/2022	1,900,000	1,822,746

		7,080,312

HONG KONG — 0.1%
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	1,500,000	1,513,806
Hutchison Whampoa International 12, Ltd. 5 year CMT + 5.18%, 6.00%, 5/7/2017 (c)	1,000,000	1,010,000

		2,523,806

INDIA — 0.6%
Adani Ports & Special Economic Zone, Ltd. 3.50%, 7/29/2020	5,000,000	4,975,055
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	1,100,000	1,150,578
Bharti Airtel, Ltd. 4.38%, 6/10/2025	1,600,000	1,577,909
Export-Import Bank of India 3.13%, 7/20/2021	2,000,000	1,987,434
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	1,500,000	1,629,531
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	1,200,000	1,141,340
Reliance Holding USA, Inc.:
4.50%, 10/19/2020	1,650,000	1,740,382
5.40%, 2/14/2022	2,600,000	2,810,865

		17,013,094

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

ISRAEL — 0.3%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	$3,000,000	$3,052,500
5.41%, 12/30/2025 (a)	1,500,000	1,515,000
Israel Electric Corp., Ltd.:
5.63%, 6/21/2018	2,100,000	2,184,840
Series 6, 5.00%, 11/12/2024 (a)	2,000,000	2,081,140

		8,833,480

JAMAICA — 0.1%
Digicel Group, Ltd.:
7.13%, 4/1/2022	3,300,000	2,552,550
8.25%, 9/30/2020	1,000,000	857,970

		3,410,520

MALAYSIA — 0.3%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,900,000	1,911,244
Malayan Banking Bhd 5 year CMT + 2.60%, 3.25%, 9/20/2022 (c)	2,750,000	2,761,454
Petronas Global Sukuk, Ltd. 2.71%, 3/18/2020	4,800,000	4,792,550

		9,465,248

MEXICO — 0.9%
Banco Mercantil del Norte SA Series REGS, 5.75%, 10/4/2031 (a) (c)	2,400,000	2,229,000
Banco Nacional de Comercio Exterior SNC 5 year CMT + 3.00%, 3.80%, 8/11/2026 (c)	5,095,000	4,770,193
Banco Santander Mexico SA 5 year CMT + 4.58%, 5.95%, 1/30/2024 (c)	4,450,000	4,527,875
BBVA Bancomer SA: 5 year CMT + 3.00%, 5.35%, 11/12/2029 (c)	980,000	901,600
6.01%, 5/17/2022 (c)	2,350,000	2,350,000
Comision Federal de Electricidad 4.75%, 2/23/2027	2,300,000	2,208,000
Credito Real SAB de CV SOFOM ER 7.25%, 7/20/2023 (a)	2,600,000	2,652,000
Fermaca Enterprises S de RL de CV 6.38%, 3/30/2038	572,227	563,644
Grupo Elektra SAB de CV 7.25%, 8/6/2018	409,000	410,227
Grupo Idesa SA de CV 7.88%, 12/18/2020	2,000,000	1,810,000
Nemak SAB de CV 5.50%, 2/28/2023	2,000,000	1,985,000
Petroleos Mexicanos:
5.50%, 2/4/2019	400,000	414,356
6.63%, 1/30/2017	600,000	564,000
Sixsigma Networks Mexico SA de CV 8.25%, 11/7/2021	600,000	564,000
TV Azteca SAB de CV:
7.50%, 5/25/2018	600,000	534,000
7.63%, 9/18/2020	600,000	474,000

		26,957,895

NETHERLANDS — 0.2%
Ajecorp B.V. 6.50%, 5/14/2022	150,000	76,500
Mylan NV 3.15%, 6/15/2021 (a)	1,700,000	1,670,063
NXP B.V./NXP Funding LLC 4.13%, 6/1/2021 (a)	1,075,000	1,109,938
Shell International Finance B.V. 1.38%, 5/10/2019	3,075,000	3,042,497

		5,898,998

NEW ZEALAND — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.13%, 7/15/2023 (a)	1,335,000	1,363,369

PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.75%, 10/9/2023	2,588,000	2,697,990
ENA Norte Trust 4.95%, 4/25/2028	2,995,963	3,100,822
Global Bank Corp. 5.13%, 10/30/2019 (a)	4,500,000	4,590,000

		10,388,812

PARAGUAY — 0.1%
Banco Regional SAECA 8.13%, 1/24/2019	550,000	580,938
Telefonica Celular del Paraguay SA 6.75%, 12/13/2022	1,500,000	1,526,250

		2,107,188

PERU — 0.2%
Abengoa Transmision Sur SA 6.88%, 4/30/2043 (a)	1,995,800	2,045,695
Banco de Credito del Peru 2.25%, 10/25/2019 (a)	200,000	197,500
Banco Internacional del Peru SAA 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (c)	500,000	544,000
Inkia Energy, Ltd. 8.38%, 4/4/2021 (a)	700,000	724,500
Peru Enhanced Pass-Through Finance, Ltd. Zero Coupon, 6/2/2025	1,600,000	1,276,784
Union Andina de Cementos SAA 5.88%, 10/30/2021	1,000,000	1,035,000

		5,823,479

QATAR — 0.0% (d)
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.30%, 9/30/2020	384,480	403,704

SINGAPORE — 0.5%
DBS Bank, Ltd. USD 5 Year Swap Rate + 2.23%, 3.63%, 9/21/2022 (c)	3,500,000	3,530,586

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 12/29/2049 (c)	$2,000,000	$1,926,042
Oversea-Chinese Banking Corp., Ltd. USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (c)	4,500,000	4,620,528
United Overseas Bank, Ltd.: USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (c)	3,500,000	3,461,682
USD 5 Year Swap Rate + 2.00%, 3.75%, 9/19/2024 (c)	1,500,000	1,528,125

		15,066,963

TRINIDAD AND TOBAGO — 0.1%
National Gas Co. of Trinidad & Tobango, Ltd. 6.05%, 1/15/2036	3,900,000	3,939,000

UNITED STATES — 6.5%
AbbVie, Inc. 3.20%, 11/6/2022	2,300,000	2,299,816
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	760,000	760,000
Actavis Funding SCS:
3.80%, 3/15/2025	500,000	500,130
3.85%, 6/15/2024	2,375,000	2,398,346
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	810,000	820,125
Amazon.com, Inc.:
2.60%, 12/5/2019	1,825,000	1,860,150
3.80%, 12/5/2024	1,030,000	1,080,243
AMC Entertainment Holdings, Inc. 5.88%, 11/15/2026 (a)	765,000	782,213
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	1,835,000	1,888,765
American Express Credit Corp. Series MTN, 1.80%, 7/31/2018	3,335,000	3,336,367
Anthem, Inc. 3.30%, 1/15/2023	2,982,000	2,976,841
Apache Corp. 4.75%, 4/15/2043	1,215,000	1,260,805
Bank of America Corp. 2.00%, 1/11/2018	3,078,000	3,084,156
BB&T Corp.:
2.05%, 5/10/2021	2,045,000	2,007,617
Series MTN, 2.45%, 1/15/2020	930,000	935,850
Berry Plastics Corp. 5.50%, 5/15/2022	1,825,000	1,880,891
Boston Properties L.P. 3.65%, 2/1/2026	2,775,000	2,748,332
Burlington Northern Santa Fe LLC 3.40%, 9/1/2024	2,976,000	3,060,757
Calpine Corp. 5.75%, 1/15/2025	850,000	820,250
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,868,143

CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 5/1/2023 (a)	325,000	333,938
5.25%, 9/30/2022	1,620,000	1,684,800
Centene Corp.:
4.75%, 5/15/2022	475,000	480,344
4.75%, 1/15/2025	1,275,000	1,244,719
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	1,710,000	1,759,162
Chevron Corp.:
1.56%, 5/16/2019	1,160,000	1,155,279
1.79%, 11/16/2018	496,000	497,810
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	925,000	978,188
Cisco Systems, Inc. 2.50%, 9/20/2026	3,220,000	3,063,766
Citigroup, Inc. 3.20%, 10/21/2026	3,460,000	3,303,712
Comcast Corp. 4.40%, 8/15/2035	2,908,000	3,054,622
CommScope, Inc. 5.00%, 6/15/2021 (a)	1,350,000	1,390,500
CSC Holdings LLC:
5.50%, 4/15/2027 (a)	765,000	774,563
6.75%, 11/15/2021	372,000	400,384
Dollar Tree, Inc. 5.75%, 3/1/2023	1,759,000	1,860,142
Duke Energy Corp. 2.65%, 9/1/2026	3,195,000	2,982,692
Eli Lilly & Co. 3.70%, 3/1/2045	2,715,000	2,585,712
Energy Transfer Equity L.P. 5.50%, 6/1/2027	450,000	438,750
Energy Transfer Partners L.P. 4.75%, 1/15/2026	2,255,000	2,323,890
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,245,000	2,277,373
Envision Healthcare Corp. 6.25%, 12/1/2024 (a)	1,235,000	1,306,013
Equinix, Inc. 5.38%, 4/1/2023	1,565,000	1,627,443
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	1,785,000	1,776,075
Express Scripts Holding Co. 4.80%, 7/15/2046	1,580,000	1,517,558
FedEx Corp. 4.75%, 11/15/2045	2,690,000	2,794,721
First Data Corp. 5.75%, 1/15/2024 (a)	1,175,000	1,208,781
General Motors Financial Co., Inc.:
3.20%, 7/13/2020	970,000	971,213
4.20%, 3/1/2021	1,795,000	1,849,927
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	3,033,000	3,067,631
Goldman Sachs Group, Inc. 2.35%, 11/15/2021	3,300,000	3,208,722
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	1,535,000	1,581,050

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Gray Television, Inc. 5.13%, 10/15/2024 (a)	$1,675,000	$1,628,937
HCA, Inc. 4.25%, 10/15/2019	1,710,000	1,778,571
Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	2,920,000	2,980,603
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (a)	1,255,000	1,217,350
Home Depot, Inc.:
3.00%, 4/1/2026	2,237,000	2,228,947
3.35%, 9/15/2025	836,000	856,775
International Paper Co. 3.00%, 2/15/2027	735,000	693,311
JPMorgan Chase & Co. 2.25%, 1/23/2020	3,100,000	3,089,491
Kinder Morgan, Inc. 3.05%, 12/1/2019	3,185,000	3,221,150
Kindred Healthcare, Inc. 8.00%, 1/15/2020	1,440,000	1,432,800
Kraft Heinz Foods Co. 2.80%, 7/2/2020	2,990,000	3,011,080
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	2,871,000	2,853,803
Level 3 Communications, Inc. 5.75%, 12/1/2022	1,751,000	1,799,152
Levi Strauss & Co. 5.00%, 5/1/2025	1,120,000	1,120,000
LifePoint Health, Inc. 5.38%, 5/1/2024 (a)	1,490,000	1,455,730
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	775,000	775,000
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024 (a)	220,000	229,900
Morgan Stanley:
2.50%, 4/21/2021	1,385,000	1,368,463
Series MTN, 2.63%, 11/17/2021	1,770,000	1,745,981
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/1/2020	1,947,000	1,932,962
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	970,000	982,125
NCL Corp., Ltd. 4.75%, 12/15/2021 (a)	1,485,000	1,484,109
Nexstar Escrow Corp. 5.63%, 8/1/2024 (a)	800,000	792,000
Novelis Corp. 5.88%, 9/30/2026 (a)	1,350,000	1,363,500
NRG Energy, Inc. 6.25%, 7/15/2022	625,000	625,000
Oracle Corp.:
1.90%, 9/15/2021	1,705,000	1,665,120
2.25%, 10/8/2019	1,265,000	1,278,358
2.38%, 1/15/2019	220,000	223,148
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.25%, 2/15/2022	725,000	751,281

PepsiCo, Inc. 3.45%, 10/6/2046	1,875,000	1,702,838
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	815,000	815,000
Pinnacle Entertainment, Inc. 5.63%, 5/1/2024 (a)	1,215,000	1,216,580
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	1,140,000	1,242,600
Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	2,750,000	2,810,143
Quintiles IMS, Inc. 4.88%, 5/15/2023 (a)	1,805,000	1,829,187
Revlon Consumer Products Corp. 5.75%, 2/15/2021	795,000	800,963
Reynolds American, Inc. 4.00%, 6/12/2022	2,730,000	2,853,778
Sabre GLBL, Inc. 5.25%, 11/15/2023 (a)	1,520,000	1,560,850
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	1,634,000	1,697,317
Scientific Games International, Inc. 7.00%, 1/1/2022 (a)	1,060,000	1,136,850
Select Medical Corp. 6.38%, 6/1/2021	1,685,000	1,685,000
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	1,575,000	1,602,562
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	4,285,000	4,132,143
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	720,000	718,200
Simon Property Group L.P. 5.65%, 2/1/2020	2,590,000	2,828,228
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a)	1,825,000	1,861,500
Sirius XM Radio, Inc. 5.38%, 7/15/2026 (a)	1,090,000	1,065,475
Southern Co.:
1.85%, 7/1/2019	565,000	561,932
2.45%, 9/1/2018	2,505,000	2,526,618
Spectrum Brands, Inc. 6.63%, 11/15/2022	862,000	911,565
Station Casinos LLC 7.50%, 3/1/2021	1,435,000	1,503,163
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.38%, 2/1/2027 (a)	850,000	841,500
Thermo Fisher Scientific, Inc. 3.30%, 2/15/2022	2,945,000	2,981,871
TIAA Asset Management Finance Co. LLC 4.13%, 11/1/2024 (a)	2,275,000	2,297,827
TransDigm, Inc. 6.00%, 7/15/2022	1,750,000	1,820,000
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	375,000	392,813
Tribune Media Co. 5.88%, 7/15/2022	695,000	704,591

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Tyson Foods, Inc. 3.95%, 8/15/2024	$3,060,000	$3,125,025
UnitedHealth Group, Inc. 3.45%, 1/15/2027	2,600,000	2,643,966
Universal Health Services, Inc. 4.75%, 8/1/2022 (a)	1,175,000	1,189,688
Verizon Communications, Inc. 3.50%, 11/1/2024	2,925,000	2,921,344
Viking Cruises, Ltd. 8.50%, 10/15/2022 (a)	1,470,000	1,525,125
Waste Management, Inc. 3.13%, 3/1/2025	2,347,000	2,348,455
Wells Fargo & Co.:
3.00%, 4/22/2026	1,410,000	1,344,717
3.00%, 10/23/2026	1,295,000	1,231,454
Series MTN, 3.55%, 9/29/2025	565,000	563,847
Williams Partners L.P./ACMP Finance Corp. 4.88%, 3/15/2024	1,125,000	1,135,519

		199,584,158

TOTAL CORPORATE BONDS & NOTES (Cost $405,917,812)		404,003,763

FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
COLOMBIA — 0.0% (d)
Colombia Government International Bond 4.50%, 1/28/2026	200,000	206,140

COSTA RICA — 0.3%
Banco de Costa Rica 5.25%, 8/12/2018	5,000,000	5,043,500
Costa Rica Government International Bond 10.00%, 8/1/2020	2,905,000	3,419,998
Instituto Costarricense de Electricidad 6.95%, 11/10/2021	1,200,000	1,249,800

		9,713,298

DOMINICAN REPUBLIC — 0.2%
Dominican Republic International Bond:
7.50%, 5/6/2021	3,500,000	3,798,690
9.04%, 1/23/2018	1,147,626	1,186,760

		4,985,450

GUATEMALA — 0.0% (d)
Guatemala Government Bond Series REGS, 4.88%, 2/13/2028	1,000,000	965,060

HUNGARY — 0.2%
Hungary Government International Bond:
4.00%, 3/25/2019	3,000,000	3,105,000
6.25%, 1/29/2020	2,500,000	2,734,375

		5,839,375

INDIA — 0.1%
Export-Import Bank of India Series EMTN, 2.75%, 4/1/2020	2,125,000	2,102,352

INDONESIA — 0.2%
Indonesia Government International Bond:
4.35%, 1/8/2027 (a)	500,000	501,061
5.88%, 3/13/2020	5,000,000	5,456,965

		5,958,026

MEXICO — 0.2%
Mexico Government International Bond:
4.13%, 1/21/2026	5,000,000	4,976,850
4.75%, 3/8/2044	1,000,000	916,310

		5,893,160

PANAMA — 0.3%
Banco Latinoamericano de Comercio Exterior SA 3.25%, 5/7/2020 (a)	4,500,000	4,527,000
Panama Government International Bond:
3.88%, 3/17/2028	1,500,000	1,473,285
5.20%, 1/30/2020	2,700,000	2,903,067

		8,903,352

POLAND — 0.1%
Poland Government International Bond:
3.25%, 4/6/2026	1,000,000	958,750
5.13%, 4/21/2021	3,000,000	3,270,000

		4,228,750

QATAR — 0.2%
Qatar Government International Bond 2.38%, 6/2/2021	5,700,000	5,575,592

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $55,067,316)		54,370,555

SENIOR FLOATING RATE LOANS — 4.5%
AEROSPACE & DEFENSE — 0.0% (d)
BE Aerospace, Inc. Senior Secured Term Loan B, 3.89%, 12/16/2021	1,454,357	1,464,174

AUTO COMPONENTS — 0.0% (d)
Federal-Mogul Holdings Corp. Senior Secured Term Loan C, 4.75%, 4/15/2021	329,078	326,610

BUILDING PRODUCTS — 0.1%
Jeld-Wen, Inc. Senior Secured Term Loan B2, 4.75%, 7/1/2022	1,459,027	1,479,315
Quikrete Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 11/15/2023	695,000	702,965
SRS Distribution, Inc. Senior Secured Term Loan B, 8/25/2022 (e)	830,000	844,006

		3,026,286

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CAPITAL MARKETS — 0.0% (d)
Guggenheim Partners LLC Senior Secured 2016 Term Loan, 3.50%, 7/21/2023	$1,237,309	$1,250,301

CHEMICALS — 0.2%
Avantor Performance Materials Holdings, Inc. Senior Secured 1st Lien Term Loan, 6.00%, 6/21/2022	1,473,308	1,502,774
Huntsman International LLC Senior Secured Term Loan B2, 3.91%, 4/1/2023	1,435,190	1,452,527
Klockner-Pentaplast of America, Inc. Senior Secured USD German Borrower, 4.25%, 4/28/2020	1,177,745	1,189,522
Kraton Polymers LLC Senior Secured Term Loan B, 1/6/2022 (e)	780,000	790,308
PQ Corp. Senior Secured 2016 USD Term Loan, 5.25%, 11/4/2022	1,477,971	1,499,682

		6,434,813

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Asurion LLC Senior Secured Term Loan B2, 4.02%, 7/8/2020	657,416	664,092
Dealer Tire LLC Senior Secured 2016 Term Loan B, 4.75%, 12/22/2021	1,449,524	1,473,079
KAR Auction Services, Inc. Senior Secured Term Loan B3, 4.50%, 3/9/2023	1,468,701	1,490,960
Prime Security Services Borrower LLC Senior Secured 1st Lien Term Loan, 7/1/2021 (e)	415,000	418,114
USAGM HoldCo LLC Senior Secured Term Loan, 4.75%, 7/28/2022	1,447,158	1,457,563

		5,503,808

COMPUTERS & PERIPHERALS — 0.1%
Dell, Inc. Senior Secured Term Loan B, 4.02%, 9/7/2023	1,382,000	1,407,456
Western Digital Corp. Senior Secured Term Loan B1, 4/29/2023 (e)	822,932	837,334

		2,244,790

CONSTRUCTION & ENGINEERING — 0.1%
Safway Group Holding LLC Senior Secured Term Loan B, 5.75%, 8/19/2023	827,925	841,205
Summit Materials Cos., I LLC Senior Secured Term Loan B, 4.00%, 7/17/2022	1,418,937	1,434,020

		2,275,225

CONTAINERS & PACKAGING — 0.2%
Ardagh Holdings USA, Inc. Senior Secured Incremental Term Loan, 4.00%, 12/17/2021	1,455,393	1,474,495
Berry Plastics Holding Corporation Senior Secured Term Loan H, 3.75%, 10/1/2022	1,425,414	1,441,678
Flex Acquisition Co., Inc. Senior Secured 1st Lien Term Loan, 12/29/2023 (e)	245,000	247,577
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 4.25%, 2/5/2023	1,449,230	1,470,476

		4,634,226

DISTRIBUTORS — 0.0% (d)
American Tire Distributors Holdings, Inc. Senior Secured Term Loan, 5.25%, 9/1/2021	688,249	687,533

DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
Nord Anglia Education Finance LLC Senior Secured Term Loan, 4.50%, 3/31/2021	1,426,129	1,449,753

DIVERSIFIED FINANCIAL SERVICES — 0.1%
AlixPartners LLP Senior Secured Term Loan B, 4.00%, 7/28/2022	1,340,467	1,353,992
UFC Holdings LLC Senior Secured 1st Lien Term Loan, 5.00%, 8/18/2023	1,450,000	1,471,025

		2,825,017

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Telesat Canada Senior Secured Term Loan B3, 4.50%, 11/17/2023	1,456,350	1,479,550
Virgin Media Investment Holdings, Ltd. Senior Secured Term Loan I, 3.49%, 1/31/2025	1,500,000	1,508,910

		2,988,460

ELECTRIC UTILITIES — 0.0% (d)
EFS Cogen Holdings I LLC Senior Secured Term Loan B, 4.50%, 6/28/2023	1,432,730	1,447,057

FOOD & STAPLES RETAILING — 0.0% (d)
Albertsons LLC Senior Secured Term Loan B4, 3.77%, 8/22/2021	1,418,094	1,436,855

FOOD PRODUCTS — 0.3%
AdvancePierre Foods, Inc. Senior Secured Term Loan, 4.00%, 6/2/2023	1,479,707	1,505,417
B&G Foods, Inc. Senior Secured Term Loan B, 3.75%, 11/2/2022	1,452,015	1,473,410

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Candy Intermediate Holdings, Inc. Senior Secured Refi Term Loan B, 5.50%, 6/15/2023	$1,463,882	$1,476,918
CSM Bakery Solutions LLC Senior Secured 1st Lien Term Loan, 5.00%, 7/3/2020	1,498,625	1,361,501
Hostess Brands LLC Senior Secured 1st Lien Term Loan, 4.00%, 8/3/2022	1,401,616	1,419,311
Maple Holdings Acquisition Corp. Senior Secured Term Loan B, 5.29%, 3/3/2023	632,548	643,272

		7,879,829

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
DJO Finance LLC Senior Secured 2015 Term Loan, 6/8/2020 (e)	1,561,038	1,501,523
National Vision, Inc. Senior Secured 1st Lien Term Loan, 4.00%, 3/12/2021	1,479,236	1,475,538

		2,977,061

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Acadia Healthcare Co., Inc. Senior Secured Term Loan B2, 3.76%, 2/16/2023	1,422,592	1,436,818
American Renal Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 9/20/2019	1,449,995	1,456,339
CHG Healthcare Services, Inc. Senior Secured Term Loan B, 4.75%, 6/7/2023	1,414,230	1,432,792
Envision Healthcare Corp. Senior Secured Term Loan B, 4.00%, 12/1/2023	1,436,561	1,455,423
HCA, Inc. Senior Secured Term Loan B7, 3.52%, 2/15/2024	498,750	505,413
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 5.00%, 6/7/2023	1,387,026	1,413,532
Select Medical Corp. Senior Secured Series F Term Loan B, 3/3/2021 (e)	410,000	417,175
Surgery Center Holdings, Inc. Senior Secured 1st Lien Term Loan, 4.75%, 11/3/2020	1,500,041	1,515,042
U.S. Renal Care, Inc. Senior Secured Term Loan B, 5.25%, 12/31/2022	1,397,478	1,315,376
Vizient, Inc. Senior Secured 2016 Term Loan B, 5.00%, 2/13/2023	1,460,535	1,485,415

		12,433,325

HOTELS, RESTAURANTS & LEISURE — 0.3%
Boyd Gaming Corp. Senior Secured Term Loan B2, 3.76%, 9/15/2023	1,411,463	1,430,616

Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	1,414,119	1,428,705
Eldorado Resorts LLC Senior Secured Term Loan B, 4.25%, 7/23/2022	1,363,962	1,375,467
Four Seasons Holdings, Inc. Senior Secured Term Loan B, 3.75%, 11/30/2023	1,455,000	1,474,221
LTF Merger Sub, Inc. Senior Secured Term Loan B, 4.25%, 6/10/2022	1,486,963	1,499,045
MGM Growth Prop. Operating Partnership L.P. Senior Secured Term Loan B, 3.50%, 4/25/2023	1,424,191	1,442,756
Mohegan Tribal Gaming Authority Senior Secured 2016 Term Loan B, 5.50%, 9/28/2023	543,638	549,245
Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	681,552	691,298

		9,891,353

HOUSEHOLD PRODUCTS — 0.1%
KIK Custom Products, Inc. Senior Secured Term Loan B, 6.00%, 8/26/2022	1,445,331	1,461,592
Samsonite International SA Senior Secured Term Loan B, 4.02%, 8/1/2023	1,302,735	1,325,259

		2,786,851

INSURANCE — 0.1%
Lonestar Intermediate Super Holdings LLC Senior Secured PIK Term Loan B, 5.00%, 8/31/2021	800,000	826,000
York Risk Services Holding Corp. Senior Secured Term Loan B, 4.75%, 10/1/2021	1,017,557	967,951

		1,793,951

INTERNET & CATALOG RETAIL — 0.1%
Harbor Freight Tools USA, Inc. Senior Secured Term Loan B, 3.89%, 8/19/2023	1,461,550	1,484,584

INTERNET SOFTWARE & SERVICES — 0.1%
GTT Communications, Inc. Senior Secured Term Loan B, 9/12/2023 (e)	660,000	671,276
Match Group Inc. Senior Secured Term Loan B1, 4.20%, 11/16/2022	1,279,968	1,300,768

		1,972,044

IT SERVICES — 0.0% (d)
First Data Corp. Senior Secured Term Loan, 3.76%, 3/24/2021	1,442,480	1,461,009

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

LIFE SCIENCES TOOLS & SERVICES — 0.0% (d)
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	$1,459,442	$1,477,685

MACHINERY — 0.1%
Filtration Group Corp. Senior Secured 1st Lien Term Loan, 4.25%, 11/21/2020	1,425,804	1,438,722
Harsco Corp. Senior Secured Term Loan B, 6.00%, 11/2/2023	410,000	419,481
Wilsonart LLC Senior Secured Term Loan, 4.50%, 12/19/2023	130,000	131,340

		1,989,543

MEDIA — 0.4%
Charter Communications Operating LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	1,420,122	1,430,773
CSC Holdings LLC Senior Secured Term Loan, 3.88%, 10/11/2024	1,430,486	1,448,367
Emerald Expositions Holding, Inc. Senior Secured Term Loan B, 4.75%, 6/17/2020	1,478,122	1,489,208
McGraw-Hill Global Education Holdings LLC Senior Secured Term Loan B, 5.00%, 5/4/2022	777,616	779,805
Mission Broadcasting, Inc. Senior Secured Term Loan B2, 9/26/2023 (e)	127,227	128,519
Nexstar Broadcasting, Inc. Senior Secured Term Loan B, 9/21/2023 (e)	1,427,773	1,442,272
Rentpath, Inc. Senior Secured 1st Lien Term Loan, 6.25%, 12/17/2021	423,919	417,560
Sinclair Television Group, Inc. Senior Secured Term Loan B2, 1/31/2024 (e)	720,000	720,900
Tribune Media Co. Senior Secured Term Loan, 3.77%, 12/27/2020	1,372,255	1,386,149
Univision Communications, Inc. Senior Secured Term Loan C3, 4.00%, 3/1/2020	1,438,418	1,448,177
WMG Acquisition Corp. Senior Secured Term Loan C, 3.75%, 11/1/2023	1,470,000	1,485,773
Yankee Cable Acquisition LLC Senior Secured Term Loan B, 4.25%, 3/1/2020	610,555	612,463

		12,789,966

OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Western Refining, Inc. Senior Secured Term Loan B2, 5.50%, 6/23/2023	522,807	526,401

PERSONAL PRODUCTS — 0.2%
Galleria Co. Senior Secured Term Loan B, 3.75%, 9/29/2023	1,305,000	1,313,763
NBTY, Inc. Senior Secured Term Loan B, 5.00%, 5/5/2023	1,489,095	1,503,755
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.31%, 9/7/2023	1,421,438	1,438,232
Zodiac Pool Solutions Senior Secured 1st Lien Term Loan, 5.50%, 12/20/2023	1,570,000	1,584,727

		5,840,477

PHARMACEUTICALS — 0.0% (d)
Endo Luxembourg Finance Company I S.A.R.L. Senior Secured Term Loan B, 3.81%, 9/26/2022	1,447,080	1,456,384

REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.0% (d)
Capital Automotive L.P. Senior Secured Term Loan B, 4.00%, 4/10/2019	1,426,182	1,442,896

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Americold Realty Operating Partnership L.P. Senior Secured Term Loan B, 5.75%, 12/1/2022	1,257,680	1,274,193
Lightstone Generation LLC Senior Secured Term Loan C, 11/22/2023 (e)	480,000	486,800

		1,760,993

ROAD & RAIL — 0.0% (d)
PODS LLC Senior Secured 1st Lien Term Loan, 4.50%, 2/2/2022	1,419,815	1,436,675

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Avago Technologies Cayman, Ltd. Senior Secured Term Loan B3, 3.70%, 2/1/2023	1,424,758	1,447,291
Micron Technology, Inc. Senior Secured Term Loan, 4.52%, 4/26/2022	408,972	416,027
Microsemi Corp. Senior Secured Term Loan B, 3.75%, 1/15/2023	1,434,839	1,451,160
ON Semiconductor Corp. Senior Secured Incremental Term Loan, 4.02%, 3/31/2023	1,451,363	1,472,480

		4,786,958

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

SOFTWARE — 0.3%
Cengage Learning Acquisitions, Inc. Senior Secured Term Loan B, 5.25%, 6/7/2023	$999,379	$975,179
Cision US Inc. Senior Secured Term Loan B, 7.00%, 6/16/2023	716,400	711,475
Kronos Incorporated Senior Secured New 1st Lien Term Loan, 5.00%, 11/1/2023	1,455,000	1,475,464
Mitchell International, Inc. Senior Secured 2nd Lien Term Loan, 8.50%, 10/11/2021	280,000	278,390
RP Crown Parent LLC Senior Secured 2016 Term Loan B, 4.50%, 10/12/2023	830,000	840,479
SolarWinds Holdings, Inc. Senior Secured Term Loan, 5.50%, 2/5/2023	1,455,064	1,475,464
Solera Holdings, Inc. Senior Secured Term Loan B, 5.75%, 3/3/2023	827,915	840,333
Sophia L.P. Senior Secured Term Loan B, 4.75%, 9/30/2022	1,425,979	1,441,580
VF Holding Corp. Senior Secured 1st Lien Term Loan, 4.75%, 6/30/2023	1,420,815	1,428,296

		9,466,660

SPECIALTY RETAIL — 0.2%
Jo-Ann Stores, Inc. Senior Secured 2016 Term Loan, 6.26%, 9/27/2023	955,000	963,953
Leslies Poolmart, Inc. Senior Secured Term Loan, 5.25%, 8/16/2023	1,426,425	1,445,154
Outerwall, Inc. Senior Secured 1st Lien Term Loan, 5.25%, 9/27/2023	807,975	821,105
Party City Holdings, Inc. Senior Secured 2016 Term Loan, 4.21%, 8/19/2022	1,454,409	1,470,662

		4,700,874

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Genesys Telecommunications Laboratories, Inc. Senior Secured 2016 Term Loan B, 6.25%, 12/1/2023	1,475,000	1,504,965
Precyse Acquisition Corp. Senior Secured 2016 1st Lien Term Loan, 6.50%, 10/20/2022	1,460,000	1,481,900
Quest Software US Holdings, Inc. Senior Secured Term Loan B, 7.00%, 10/31/2022	1,440,000	1,461,607
RCN Grande Senior Secured 1st Lien Term Loan, 12/2/2023 (e)	1,470,000	1,482,348

		5,930,820

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Solenis International LP Senior Secured 1st Lien Term Loan, 4.25%, 7/31/2021	491,971	494,175
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	1,435,379	1,451,225

		1,945,400

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
LTS Buyer LLC Senior Secured 1st Lien Term Loan, 4.25%, 4/13/2020	89,767	90,497
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.52%, 11/9/2022	1,427,392	1,447,240

		1,537,737

TOTAL SENIOR FLOATING RATE LOANS (Cost $136,385,354)		137,764,384

COMMERCIAL MORTGAGE BACKED SECURITIES — 13.4%
A10 Securitization LLC:
Series 2016-1, Class 2A3, CMO, 3.00%, 12/20/2030 (a) (c)	3,835,361	3,839,856
Series 2016-1, Class A1, 2.42%, 3/15/2035 (a)	2,487,000	2,474,209
Ajax Mortgage Loan Trust Series 2015-B, Class A, 3.88%, 7/25/2060 (a) (b)	6,906,450	6,899,275
Alternative Loan Trust:
Series 2005-79CB, Class A4, 5.50%, 1/25/2036	11,351,175	9,445,255
Series 2006-24CB, Class A9, 6.00%, 6/25/2036	5,557,666	4,843,350
Series 2007-11T1, Class A21, 6.00%, 5/25/2037	2,300,739	1,809,006
Series 2007-14T2, Class A1, CMO, 6.00%, 7/25/2037	40,144,846	27,140,871
AVANT Loans Funding Trust Series 2015-A, Class A, 4.00%, 8/16/2021 (a)	802,600	804,438
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XA, IO, 0.38%, 4/14/2033 (a) (c)	30,000,000	872,331
Banc of America Alternative Loan Trust:
Series 2005-7, Class 2CB1, 6.00%, 8/25/2035	12,237,130	11,939,813
Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	7,133,987	6,953,199
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class C, 4.37%, 9/15/2048 (c)	945,000	920,591
Banc of America Funding Trust:
Series 2005-5, Class 2A1, 5.50%, 9/25/2035	1,836,867	1,910,944

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series 2006-8T2, Class A4, 5.83%, 10/25/2036 (b)	$5,990,159	$5,218,168
Series 2007-5, Class CA1, 6.00%, 7/25/2037	8,189,308	6,388,783
Series 2010-R5, Class 1A3, 6.00%, 10/26/2037 (a)	5,428,239	4,775,993
BBCMS Trust Series 2015-STP, Class D, 4.43%, 9/10/2028 (a) (c)	1,750,000	1,718,805
BCAP LLC Trust Series 2012-RR1, Class 3A4, 5.61%, 10/26/2035 (a) (c)	6,824,453	5,955,853
Bear Stearns ALTA Trust Series 2006-1, Class 21A2, 3.16%, 2/25/2036 (c)	4,824,435	3,371,964
BlueMountain CLO, Ltd.:
Series 2012-1A, Class A, 3 Month USD LIBOR + 1.32%, 2.20%, 7/20/2023 (a) (c)	2,135,899	2,138,008
Series 2013-4A, Class A, 3 Month USD LIBOR + 1.50%, 2.38%, 4/15/2025 (a) (c)	2,500,000	2,518,510
Series 2015-2A, Class D, 3 Month USD LIBOR + 3.55%, 4.43%, 7/18/2027 (a) (c)	750,000	732,643
Series 2015-3A, Class A1, 3 Month USD LIBOR + 1.48%, 2.36%, 10/20/2027 (a) (c)	2,500,000	2,501,727
Series 2015-3A, Class B, 3 Month USD LIBOR + 3.10%, 3.98%, 10/20/2027 (a) (c)	2,500,000	2,492,730
Series 2015-3A, Class C, 3 Month USD LIBOR + 3.55%, 4.43%, 10/20/2027 (a) (c)	2,500,000	2,445,112
BXHTL Mortgage Trust Series 2015-JWRZ, Class A, 1 Month USD LIBOR + 1.23%, 1.93%, 5/15/2029 (a) (c)	1,500,000	1,504,236
CD Mortgage Trust:
Series 2007-CD4, Class AMFX, 5.37%, 12/11/2049 (c)	2,542,000	2,544,556
Series 2007-CD5, Class AJA, 6.12%, 11/15/2044 (c)	800,000	821,427
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.09%, 1/10/2048 (c)	24,988,391	1,825,092
Series 2016-C4, Class XA, IO, 1.77%, 5/10/2058 (c)	19,851,808	2,301,899
CGGS Commercial Mortgage Trust Series 2016-RNDB, Class AFL, 1 Month USD LIBOR + 1.65%, 2.35%, 2/15/2033 (a) (c)	2,025,298	2,031,073
CHL Mortgage PassThrough Trust:
Series 2005-HYB8, Class 4A1, 3.11%, 12/20/2035 (c)	13,879,867	11,492,284
Series 2005-J2, Class 3A14, 5.50%, 8/25/2035	1,767,302	1,546,348
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	6,119,916	5,358,273

Series 2007-HY1, Class 1A1, 3.03%, 4/25/2037 (c)	2,346,411	2,199,576
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AMFX, 5.71%, 12/10/2049 (a) (c)	750,000	761,289
Series 2015-GC27, Class D, 4.43%, 2/10/2048 (a) (c)	943,700	738,322
Series 2015-GC31, Class C, 4.06%, 6/10/2048 (c)	1,500,000	1,433,103
Series 2015-GC33, Class C, 4.57%, 9/10/2058 (c)	1,500,000	1,494,900
Series 2015-GC35, Class C, 4.50%, 11/10/2048 (c)	1,435,000	1,391,376
Series 2016-GC36, Class XA, IO, 1.35%, 2/10/2049 (c)	22,112,936	1,926,335
Citigroup Mortgage Loan Trust:
Series 2007-AR5, Class 1A2A, 3.12%, 4/25/2037 (c)	4,281,851	3,681,630
Series 2009-7, Class 3A2, 6.00%, 7/25/2036 (a)	5,880,923	3,936,375
CitiMortgage Alternative Loan Trust:
Series 2006-A7, Class 1A8, CMO, 5.75%, 12/25/2036	6,395,006	5,568,153
Series 2007-A1, Class 1A7, 6.00%, 1/25/2037	11,101,449	9,605,047
Colony Mortgage Capital, Ltd. Series 2015-FL3, Class A, 1 Month USD LIBOR + 1.95%, 2.59%, 9/5/2032 (a) (c)	729,878	732,197
COMM Mortgage Trust:
Series 2015-CR22, Class D, 4.13%, 3/10/2048 (a) (c)	1,500,000	1,182,690
Series 2015-CR22, Class XA, 1.02%, 3/10/2048 (c)	10,863,429	594,217
Series 2015-CR23, Class D, 4.26%, 5/10/2048 (c)	900,000	662,304
Series 2015-CR26, Class B, 4.50%, 10/10/2048 (c)	1,600,000	1,680,176
Series 2015-CR26, Class XA, 1.06%, 10/10/2048 (c)	22,732,554	1,459,132
Series 2015-DC1, Class D, 4.35%, 2/10/2048 (a) (c)	750,000	567,351
Series 2015-DC1, Class XA, 1.17%, 2/10/2048 (c)	9,149,892	573,223
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	1,200,000	912,826
Series 2015-LC21, Class C, 4.31%, 7/10/2048 (c)	968,000	862,870
Series 2016-CR28, Class C, 4.65%, 2/10/2049 (c)	2,235,000	2,230,955
Series 2016-DC2, Class C, 4.64%, 2/10/2049 (c)	1,329,000	1,274,830
Series 2016-DC2, Class XA, 1.08%, 2/10/2049 (c)	19,913,074	1,374,329
Commercial Mortgage Trust Series 2007-GG11, Class AJ, 6.03%, 12/10/2049 (c)	3,000,000	2,997,750

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Countrywide Commercial Mortgage Trust Series 2007-MF1, Class A, 6.10%, 11/12/2043 (a) (c)	$822,390	$831,326
Credit Suisse Commercial Mortgage Trust:
Series 2007-C4, Class A1AM, 5.94%, 9/15/2039 (c)	3,118,000	3,172,484
Series 2007-C5, Class A4, 5.70%, 9/15/2040 (c)	1,475,044	1,496,124
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (c)	900,000	918,135
Series 2015-C4, Class XA, IO, 0.95%, 11/15/2048 (c)	36,381,426	2,147,941
CSMC MortgageBacked Trust:
Series 2006-7, Class 7A7, 6.00%, 8/25/2036	3,662,051	3,521,995
Series 2006-8, Class 4A1, 6.50%, 10/25/2021	7,119,107	5,788,647
CSMC Trust:
Series 2015-RPL1, Class A1, 3.63%, 2/25/2057 (a) (b)	4,179,943	4,115,287
Series 2015-SAND, Class D, 1 Month USD LIBOR + 2.85%, 3.55%, 8/15/2030 (a) (c)	1,550,000	1,542,335
Galaxy CLO, Ltd. Series 2013-15A, Class A, 3 Month USD LIBOR + 1.25%, 2.13%, 4/15/2025 (a) (c)	2,500,000	2,498,740
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class AM, 5.61%, 12/10/2049 (c)	2,109,000	2,110,189
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, 1.60%, 2/10/2046 (c)	15,327,777	1,109,867
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.16%, 4/10/2047 (c)	54,156,756	3,047,401
Series 2014-GC24, Class XA, 0.86%, 9/10/2047 (c)	32,313,024	1,478,492
Series 2015-GC32, Class XA, 0.89%, 7/10/2048 (c)	26,565,122	1,347,378
Series 2015-GC34, Class XA, 1.37%, 10/10/2048 (c)	17,376,418	1,497,700
Series 2015-GS1, Class XA, 0.84%, 11/10/2048 (c)	27,075,191	1,521,848
Series 2016-ICE2, Class A, 1 Month USD LIBOR + 1.93%, 2.63%, 2/15/2033 (a) (c)	2,225,000	2,244,525
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	3,254,408	2,333,926
GSR Mortgage Loan Trust Series 2007-3F, Class 2A1, 5.75%, 5/25/2037	6,162,917	5,891,752
IndyMac INDX Mortgage Loan Trust Series 2006-R1, Class A3, 3.09%, 12/25/2035 (c)	7,537,309	6,357,161

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP9, Class AM, 5.37%, 5/15/2047	1,100,325	1,099,963
Series 2007-C1, Class AM, 6.06%, 2/15/2051 (c)	2,108,000	2,130,871
Series 2007-CB20, Class AJ, 6.15%, 2/12/2051 (c)	1,500,000	1,510,560
Series 2007-LD11, Class AM, 5.75%, 6/15/2049 (c)	2,180,000	2,198,337
Series 2007-LD12, Class AM, 6.04%, 2/15/2051 (c)	800,000	818,437
Series 2008-C2, Class A4, 6.07%, 2/12/2051	1,819,359	1,852,798
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (c)	1,775,000	1,829,059
Series 2015-JP1, Class XA, 1.15%, 1/15/2049 (c)	23,178,598	1,380,640
JP Morgan Mortgage Trust:
Series 2006-A3, Class 1A1, 3.10%, 5/25/2036 (c)	11,337,758	10,467,266
Series 2007-S3, Class 1A35, 6.00%, 8/25/2037	15,251,361	13,395,975
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, 1.00%, 11/15/2047 (c)	6,425,199	341,882
Series 2014-C26, Class C, 4.43%, 1/15/2048 (c)	1,500,000	1,454,580
Series 2015-C27, Class XA, 1.37%, 2/15/2048 (c)	7,861,914	544,719
Series 2015-C28, Class XA, 1.20%, 10/15/2048 (c)	11,889,432	713,246
Series 2015-C30, Class XA, 0.70%, 7/15/2048 (c)	30,796,789	1,101,583
Series 2015-C32, Class C, 4.67%, 11/15/2048 (c)	1,300,000	1,185,949
Series 2015-C33, Class C, 4.62%, 12/15/2048 (c)	1,739,000	1,730,670
Series 2016-C1, Class C, 4.91%, 3/15/2049 (c)	2,180,000	2,184,229
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.71%, 6/15/2049 (c)	22,065,751	2,250,195
LB Commercial Mortgage Trust:
Series 2007-C3, Class AMB, 5.19%, 7/15/2044	1,084,000	1,097,007
Series 2007-C3, Class AMFL, 5.92%, 7/15/2044 (a) (c)	990,000	1,004,545
LBUBS Commercial Mortgage Trust:
Series 2007-C1, Class AJ, 5.48%, 2/15/2040	3,000,000	3,002,622
Series 2007-C7, Class AJ, 6.25%, 9/15/2045 (c)	1,615,000	1,628,402
LCM L.P. Series 16A, Class A, 3 Month USD LIBOR + 1.50%, 2.38%, 7/15/2026 (a) (c)	2,500,000	2,509,555

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Limerock CLO Series 2007-1A, Class B, 3 Month USD LIBOR + 0.63%, 1.51%, 4/24/2023 (a) (c)	$500,000	$497,384
Madison Park Funding, Ltd. Series 2014-14A, Class D, 3 Month USD LIBOR + 3.60%, 4.48%, 7/20/2026 (a) (c)	1,250,000	1,250,179
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	3,355,663	2,738,949
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class AJ, 5.59%, 5/12/2039 (c)	312,316	312,081
Series 2007-C1, Class AM, 5.83%, 6/12/2050 (c)	2,180,000	2,114,741
ML-CFC Commercial Mortgage Trust Series 2007-7, Class A4, 5.73%, 6/12/2050 (c)	1,873,341	1,885,302
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, 0.93%, 10/15/2046 (c)	19,046,985	650,152
Series 2013-C7, Class XA, 1.53%, 2/15/2046 (c)	17,511,255	1,063,063
Series 2015-C20, Class A4, 3.25%, 2/15/2048	355,000	356,289
Series 2015-C20, Class C, 4.46%, 2/15/2048 (c)	500,000	459,105
Series 2015-C25, Class C, 4.53%, 10/15/2048 (c)	1,700,000	1,684,870
Series 2015-C27, Class C, 4.54%, 12/15/2047 (c)	1,219,000	1,158,970
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (c)	1,750,000	1,080,456
Series 2016-C28, Class XA, IO, 1.29%, 1/15/2049 (c)	24,224,434	1,993,220
Morgan Stanley Capital I Trust:
Series 2007-IQ14, Class A4, 5.69%, 4/15/2049 (c)	1,198,632	1,201,317
Series 2015-UBS8, Class XA, 0.98%, 12/15/2048 (c)	26,189,997	1,653,139
Series 2015-XLF1, Class D, 1 Month USD LIBOR + 3.00%, 3.70%, 8/14/2031 (a) (c)	750,000	747,846
Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A1, 2.99%, 7/25/2035 (c)	8,810,298	7,364,838
OZLM, Ltd. Series 2014-6A, Class A2A, 3 Month USD LIBOR + 2.15%, 3.03%, 4/17/2026 (a) (c)	2,500,000	2,481,012
RALI Trust Series 2004-QS7, Class A4, 5.50%, 5/25/2034	1,865,833	1,894,337
Residential Asset Securitization Trust Series 2005-A13, Class 1A7, 5.50%, 10/25/2035	3,370,121	3,090,131

Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-21, Class 1A, 3.30%, 11/25/2035 (c)	2,925,336	2,489,432
Series 2006-8, Class 4A3, 3.24%, 9/25/2036 (c)	2,098,887	1,832,004
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 0.93%, 12/25/2036 (c)	3,411,337	3,000,465
Towd Point Mortgage Trust Series 2015-1, Class AE, 3.00%, 10/25/2053 (a)	2,823,067	2,840,012
Venture CLO, Ltd. Series 2014-17A, Class B2, 3 Month USD LIBOR + 1.49%, 2.98%, 7/15/2026 (a) (c)	2,500,000	2,513,442
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/2048 (c)	1,330,425	1,328,738
Series 2007-C33, Class AM, 5.97%, 2/15/2051 (c)	3,150,000	3,172,792
Series 2007-C34, Class A3, 5.68%, 5/15/2046	695,033	700,063
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, 5.50%, 10/25/2035	3,141,060	3,064,964
Series 2006-5, Class 3A2, 6.00%, 7/25/2036 (b)	3,554,238	1,583,850
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (c)	13,264,877	12,960,445
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	724,786
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	900,000	635,332
Series 2015-C26, Class XA, IO, 1.31%, 2/15/2048 (c)	9,056,279	691,299
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	654,549
Series 2015-C28, Class C, 4.14%, 5/15/2048 (c)	1,500,000	1,332,510
Series 2015-LC20, Class XA, 1.40%, 4/15/2050 (c)	7,902,161	596,688
Series 2015-NXS1, Class XA, 1.19%, 5/15/2048 (c)	9,869,109	649,233
Series 2015-NXS2, Class XA, 0.79%, 7/15/2058 (c)	29,710,977	1,300,839
Series 2015-NXS3, Class C, 4.49%, 9/15/2057 (c)	1,600,000	1,454,076
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,633,009
Series 2015-P2, Class XA, 1.03%, 12/15/2048 (c)	22,095,768	1,401,108

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series 2016-C32, Class C, 4.72%, 1/15/2059 (c)	$1,581,000	$1,454,813
Series 2016-C33, Class XA, 1.81%, 3/15/2059 (c)	15,556,798	1,743,741
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 3.12%, 8/25/2037 (c)	10,696,111	10,214,938
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.24%, 3/15/2047 (c)	10,473,398	603,213
Series 2014-C21, Class XA, 1.16%, 8/15/2047 (c)	19,500,227	1,162,752

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $420,017,345)		409,200,395

MORTGAGE-BACKED SECURITIES — 2.2%
Alternative Loan Trust Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	5,061,940	4,312,882
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW17, Class A4, 5.69%, 6/11/2050 (c)	1,730,463	1,760,363
Series 2007-PW18, Class A4, 5.70%, 6/11/2050	2,507,823	2,561,608
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AM, 5.71%, 12/10/2049 (c)	800,000	811,475
Series 2008-C7, Class AM, 6.14%, 12/10/2049 (c)	2,836,000	2,916,728
Series 2010-RR2, Class JA4B, 6.07%, 2/19/2051 (a) (c)	912,000	931,362
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	1,954,238
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (c)	2,558,000	2,643,404
COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class AMFX, 5.53%, 4/15/2047 (c)	1,386,200	1,410,459
COMM Mortgage Trust Series 2013-CR12, Class XA, IO, 1.36%, 10/10/2046 (c)	33,738,106	2,085,039
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87%, 12/10/2049 (c)	225,000	229,947
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.06%, 2/15/2041 (a) (c)	1,700,000	1,741,078
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AMFL, CMO, 1 Month USD LIBOR + 0.17%, 0.41%, 3/10/2039 (a) (c)	1,815,102	1,813,990

GS Mortgage Securities Trust Series 2016-GS3, Class XA, IO, 1.28%, 10/10/2049 (c)	32,923,432	2,928,809
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (c)	2,393,000	2,372,326
Series 2016-ASH, Class B, 1 Month USD LIBOR + 2.15%, 2.85%, 10/15/2034 (a) (c)	2,044,000	2,054,204
Series 2016-ASH, Class C, 1 Month USD LIBOR + 2.75%, 3.54%, 10/15/2034 (a) (c)	1,154,000	1,159,520
Series 2016-JP2, Class XA, IO, 1.87%, 8/15/2049 (c)	20,083,760	2,674,237
Series 2016-WIKI, Class E, 4.01%, 10/5/2031 (a) (c)	3,160,000	3,052,449
Series 2016-WPT, Class E, 1 Month USD LIBOR + 5.00%, 5.70%, 10/15/2033 (a) (c)	1,288,000	1,295,801
LBUBS Commercial Mortgage Trust Series 2007-C2, Class AM, 5.49%, 2/15/2040 (c)	2,876,000	2,899,831
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C30, Class XA, IO, 1.47%, 9/15/2049 (c)	28,785,299	2,914,854
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,730,104
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.84%, 12/15/2049 (c)	58,280,000	3,170,438
RAIT Trust Series 2016-FL6, Class A, 1 Month USD LIBOR + 1.45%, 1.98%, 11/13/2031 (a) (c)	611,000	611,647
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.07%, 6/15/2045 (c)	1,932,000	1,932,160
Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (c)	3,198,000	3,227,384
Series 2007-C30, Class AM, 5.38%, 12/15/2043	1,750,000	1,750,396
Series 2007-C32, Class A3, 5.71%, 6/15/2049 (c)	2,643,912	2,659,997
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05%, 2.75%, 6/15/2029 (a) (c)	1,536,000	1,539,707
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50%, 3.20%, 6/15/2029 (a) (c)	1,300,000	1,302,938
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA, IO, 1.75%, 10/15/2049 (c)	16,702,880	1,950,120

TOTAL MORTGAGE-BACKED SECURITIES (Cost $68,935,405)		67,399,495

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.2%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	$20,657,275	$20,632,077
Series 4483, Class CA, 3.00%, 6/15/2044	28,720,257	28,823,307
3.00%, 1/1/2045	3,350,105	3,331,920
3.00%, 2/1/2045	2,346,217	2,333,481
3.00%, 3/1/2045	2,453,462	2,440,144
3.00%, 4/1/2045	49,864,464	49,589,302
3.00%, 5/1/2045	8,591,727	8,545,089
3.00%, 7/1/2045	4,395,790	4,371,929
3.00%, 8/1/2045	23,009,082	22,884,184
3.00%, 10/1/2045	15,214,958	15,132,368
3.00%, 12/1/2045	65,097,756	64,744,390
3.00%, 1/1/2046	19,802,850	19,695,356
3.00%, 9/1/2046	29,491,015	29,316,098
3.50%, 2/1/2045	4,660,114	4,775,022
3.50%, 4/1/2045	39,020,475	39,982,635
3.50%, 6/1/2045	16,145,933	16,544,057
3.50%, 10/1/2045	18,577,524	19,035,605
3.50%, 2/1/2046	20,234,154	20,737,815
3.50%, 5/1/2046	65,345,496	66,972,053
4.50%, 6/1/2044	3,284,257	3,530,449
IO, 6.00% - 1 Month USD LIBOR, 5.30%, 5/15/2041 (c)	18,332,602	3,192,870
Series 3822, Class ZG, 4.00%, 2/15/2041	3,459,826	3,609,868
Series 3889, Class VZ, 4.00%, 7/15/2041	17,302,194	18,252,185
Series 3935, Class SJ, IO, 6.65% - 1 Month USD LIBOR, 5.95%, 5/15/2041 (c)	4,343,945	541,875
Series 4165, Class ZT, 3.00%, 2/15/2043	15,023,895	13,710,361
Series 4215, Class KC, 2.25%, 3/15/2038	21,615,032	21,798,159
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	37,490,636	39,333,871
Series 4444, Class CZ, 3.00%, 2/15/2045	14,790,553	13,066,240
Series 4447, Class A, 3.00%, 6/15/2041	2,574,052	2,620,849
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	53,712,194	53,907,750
Series 4471, Class BA, 3.00%, 12/15/2041	8,290,077	8,341,715
Series 4471, Class GA, 3.00%, 2/15/2044	12,361,224	12,419,798
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	11,024,886	11,643,416
Series 4481, Class B, 3.00%, 12/15/2042	8,390,069	8,434,714
Series 4491, Class B, 3.00%, 8/15/2040	16,535,387	16,706,148
Series 4492, Class GZ, 3.50%, 7/15/2045	7,984,265	7,731,858
Series 4499, Class AB, 3.00%, 6/15/2042	16,844,495	16,955,942
Series 4504, Class CA, 3.00%, 4/15/2044	18,138,502	18,371,740

Series 4511, Class QA, 3.00%, 1/15/2041	15,556,047	15,715,825
Series 4511, Class QC, 3.00%, 12/15/2040	11,876,268	12,047,825
Series 4543, Class HG, 2.70%, 4/15/2044	21,907,165	21,738,274
Series 4582, Class HA, 3.00%, 9/15/2045	17,806,951	18,000,132
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,248,539
Federal National Mortgage Association:
2.50%, 9/1/2046	6,016,737	5,692,957
3.00%, 6/1/2036	18,990,151	19,249,840
3.00%, 4/1/2040	17,788,275	17,705,368
3.00%, 3/1/2043	7,043,031	6,999,616
3.00%, 1/1/2045	2,500,307	2,468,548
3.00%, 2/1/2045	3,011,090	2,972,522
3.00%, 3/1/2045	3,349,431	3,333,820
3.00%, 4/1/2045	13,857,283	13,679,432
3.00%, 7/1/2045	57,708,595	57,259,094
3.00%, 7/1/2046	65,787,816	64,940,065
3.00%, 8/1/2046	28,834,138	28,464,047
3.00%, 9/1/2046	42,237,699	42,020,315
3.50%, 9/1/2034	3,705,273	3,860,160
3.50%, 12/1/2034	3,352,075	3,492,198
3.50%, 2/1/2035	2,157,369	2,248,383
3.50%, 1/1/2045	15,730,940	16,157,219
3.50%, 2/1/2045	6,739,314	6,912,706
3.50%, 6/1/2045	16,442,178	16,865,210
4.50%, 3/1/2044	4,262,754	4,590,664
4.50%, 6/1/2044	2,218,054	2,388,676
4.50%, 7/1/2044	2,422,751	2,609,120
4.50%, 2/1/2045	2,848,524	3,067,646
Series 2010-109, Class N, 3.00%, 10/25/2040	4,602,566	4,694,154
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR, 5.24%, 6/25/2041 (c)	13,409,707	2,217,885
Series 2012-127, Class PA, 2.75%, 11/25/2042	5,394,952	5,352,637
Series 2012-151, Class SB, 6.00% - 1 Month USD LIBOR, 5.08%, 1/25/2043 (c)	1,266,592	1,141,639
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	15,692,471	14,966,343
Series 2013-30, Class PS, 6.00% - 1 Month USD LIBOR, 5.08%, 4/25/2043 (c)	1,718,187	1,585,346
Series 2014-21, Class GZ, 3.00%, 4/25/2044	5,997,593	5,372,511
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	8,622,266	8,196,247
Series 2015-42, Class CA, 3.00%, 3/25/2044	9,702,861	9,813,848
Series 2015-9, Class HA, 3.00%, 1/25/2045	17,603,180	17,987,297
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	21,909,855	22,206,308

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	$4,429,669	$3,949,051
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	17,917,643	17,685,320
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	24,759,939	24,920,133
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	34,759,575	34,716,915
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	12,303,667	12,349,876
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,109,322
Government National Mortgage Association:
Series 2013-169, Class SE, IO, 6.05% - 1 Month USD LIBOR, 5.34%, 11/16/2043 (c)	4,311,779	800,294
Series 2013-34, Class PL, 3.00%, 3/20/2042	16,133,999	16,244,989
Series 2014-43, Class PS, IO, 6.18% - 1 Month USD LIBOR, 5.44%, 7/20/2042 (c)	12,795,778	1,755,276

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,349,591,813)		1,318,850,232

U.S. TREASURY OBLIGATIONS — 15.5%
Treasury Bond 3.13%, 2/15/2043	32,600,000	33,039,446
Treasury Inflation Protected Indexed Notes:
0.13%, 7/15/2024	28,300,400	27,841,368
0.13%, 7/15/2026	41,748,588	40,413,468
1.00%, 2/15/2046	32,032,710	32,220,101
Treasury Notes:
1.00%, 3/15/2018	66,700,000	66,730,685
1.75%, 3/31/2022	87,300,000	86,151,130
2.00%, 2/15/2025	66,500,000	64,738,414
2.13%, 1/31/2021	121,900,000	123,526,146

TOTAL U.S. TREASURY OBLIGATIONS (Cost $484,639,438)		474,660,758

	Shares	Value

SHORT-TERM INVESTMENT — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (f) (g) (Cost $111,028,867)	111,028,867	111,028,867

TOTAL INVESTMENTS — 99.8% (Cost $3,104,932,943)		3,050,953,021
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,051,228

NET ASSETS — 100.0%		$3,057,004,249

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.5% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Step-up bond—Coupon rate increases in increments to maturity. Rate shown as of December 31, 2016. Maturity date shown is the final maturity.
(c)	Variable Rate Security—Interest rate shown is rate in effect at December 31, 2016.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	This Senior Loan will settle after December 31, 2016, at which time the interest rate will be determined.
(f)	The rate shown is the annualized seven-day yield at December 31, 2016.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

CMO = Collateralized Mortgage Obligation

CMT = Constant Maturity Treasury

IO = Interest Only

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$—	$73,674,572	$—	$73,674,572
Corporate Bonds & Notes
Australia	—	2,991,781	—	2,991,781
Belgium	—	3,131,731	—	3,131,731
Bermuda	—	476,625	—	476,625
Brazil	—	9,485,762	—	9,485,762
Canada	—	10,505,145	—	10,505,145

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Cayman Islands	$—	$444,119	$—	$444,119
Chile	—	16,578,321	—	16,578,321
China	—	11,735,475	—	11,735,475
Colombia	—	16,717,550	—	16,717,550
Costa Rica	—	5,290,165	—	5,290,165
Dominican Republic	—	6,787,063	—	6,787,063
Guatemala	—	7,080,312	—	7,080,312
Hong Kong	—	2,523,806	—	2,523,806
India	—	17,013,094	—	17,013,094
Israel	—	8,833,480	—	8,833,480
Jamaica	—	3,410,520	—	3,410,520
Malaysia	—	9,465,248	—	9,465,248
Mexico	—	26,957,895	—	26,957,895
Netherlands	—	5,898,998	—	5,898,998
New Zealand	—	1,363,369	—	1,363,369
Panama	—	10,388,812	—	10,388,812
Paraguay	—	2,107,188	—	2,107,188
Peru	—	5,823,479	—	5,823,479
Qatar	—	403,704	—	403,704
Singapore	—	15,066,963	—	15,066,963
Trinidad And Tobago	—	3,939,000	—	3,939,000
United States	—	199,584,158	—	199,584,158
Foreign Government Obligations
Colombia	—	206,140	—	206,140
Costa Rica	—	9,713,298	—	9,713,298
Dominican Republic	—	4,985,450	—	4,985,450
Guatemala	—	965,060	—	965,060
Hungary	—	5,839,375	—	5,839,375
India	—	2,102,352	—	2,102,352
Indonesia	—	5,958,026	—	5,958,026
Mexico	—	5,893,160	—	5,893,160
Panama	—	8,903,352	—	8,903,352
Poland	—	4,228,750	—	4,228,750
Qatar	—	5,575,592	—	5,575,592
Senior Floating Rate Loans
Aerospace & Defense	—	1,464,174	—	1,464,174
Auto Components	—	326,610	—	326,610
Building Products	—	3,026,286	—	3,026,286
Capital Markets	—	1,250,301	—	1,250,301
Chemicals	—	6,434,813	—	6,434,813
Commercial Services & Supplies	—	5,503,808	—	5,503,808
Computers & Peripherals	—	2,244,790	—	2,244,790
Construction & Engineering	—	2,275,225	—	2,275,225
Containers & Packaging	—	4,634,226	—	4,634,226
Distributors	—	687,533	—	687,533
Diversified Consumer Services	—	1,449,753	—	1,449,753
Diversified Financial Services	—	2,825,017	—	2,825,017
Diversified Telecommunication Services	—	2,988,460	—	2,988,460
Electric Utilities	—	1,447,057	—	1,447,057
Food & Staples Retailing	—	1,436,855	—	1,436,855
Food Products	—	7,879,829	—	7,879,829
Health Care Equipment & Supplies	—	2,977,061	—	2,977,061
Health Care Providers & Services	—	12,433,325	—	12,433,325
Hotels, Restaurants & Leisure	—	9,891,353	—	9,891,353
Household Products	—	2,786,851	—	2,786,851
Insurance	—	1,793,951	—	1,793,951
Internet & Catalog Retail	—	1,484,584	—	1,484,584

See accompanying notes to financial statements.

State Street DoubleLine Total Return Tactical Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Internet Software & Services	$—	$1,972,044	$—	$1,972,044
IT Services	—	1,461,009	—	1,461,009
Life Sciences Tools & Services	—	1,477,685	—	1,477,685
Machinery	—	1,989,543	—	1,989,543
Media	—	12,789,966	—	12,789,966
Oil, Gas & Consumable Fuels	—	526,401	—	526,401
Personal Products	—	5,840,477	—	5,840,477
Pharmaceuticals	—	1,456,384	—	1,456,384
Real Estate Investment Trusts (REITs)	—	1,442,896	—	1,442,896
Real Estate Management & Development	—	1,760,993	—	1,760,993
Road & Rail	—	1,436,675	—	1,436,675
Semiconductors & Semiconductor Equipment	—	4,786,958	—	4,786,958
Software	—	9,466,660	—	9,466,660
Specialty Retail	—	4,700,874	—	4,700,874
Technology Hardware, Storage & Peripherals	—	5,930,820	—	5,930,820
Trading Companies & Distributors	—	1,945,400	—	1,945,400
Wireless Telecommunication Services	—	1,537,737	—	1,537,737
Commercial Mortgage Backed Securities	—	409,200,395	—	409,200,395
Mortgage-Backed Securities	—	67,399,495	—	67,399,495
U.S. Government Agency Obligations	—	1,318,850,232	—	1,318,850,232
U.S. Treasury Obligations	—	474,660,758	—	474,660,758
Short-Term Investment	111,028,867	—	—	111,028,867

TOTAL INVESTMENTS	$111,028,867	$2,939,924,154	$—	$3,050,953,021

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	351,792,987	$351,792,987	418,025,516	769,818,503	—	$—	$308,306	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	537,471,397	426,442,530	111,028,867	111,028,867	139,857	—

TOTAL		$351,792,987				$111,028,867	$448,163	$—

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC CORE EQUITY PORTFOLIO

SPDR MFS Systematic Core Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Core Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Core Equity Portfolio follows.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE — 3.1%
Northrop Grumman Corp.	845	$196,530

AUTO COMPONENTS — 0.7%
Lear Corp.	350	46,330

BANKS — 6.1%
JPMorgan Chase & Co.	3,400	293,386
Wells Fargo & Co.	1,662	91,593

		384,979

BIOTECHNOLOGY — 4.8%
Amgen, Inc.	387	56,583
Celgene Corp. (a)	783	90,632
Gilead Sciences, Inc.	2,199	157,471

		304,686

CHEMICALS — 2.8%
LyondellBasell Industries NV Class A	2,082	178,594

CONSUMER FINANCE — 1.4%
Discover Financial Services	1,212	87,373

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
Verizon Communications, Inc.	4,624	246,829

ELECTRIC UTILITIES — 3.3%
Exelon Corp.	5,837	207,155

FOOD PRODUCTS — 5.4%
Archer-Daniels-Midland Co.	4,283	195,519
Mondelez International, Inc. Class A	930	41,227
Tyson Foods, Inc. Class A	1,685	103,931

		340,677

HEALTH CARE PROVIDERS & SERVICES — 3.4%
Aetna, Inc.	616	76,390
HCA Holdings, Inc. (a)	867	64,175
UnitedHealth Group, Inc.	471	75,379

		215,944

HOTELS, RESTAURANTS & LEISURE — 2.4%
Domino’s Pizza, Inc.	574	91,404
McDonald’s Corp.	491	59,764

		151,168

HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Co.	913	76,765

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.7%
AES Corp.	9,280	107,834

INSURANCE — 5.2%
MetLife, Inc.	2,352	126,749
Prudential Financial, Inc.	1,919	199,691

		326,440

INTERNET & CATALOG RETAIL — 7.2%
Amazon.com, Inc. (a)	333	249,707
Priceline Group, Inc. (a)	138	202,316

		452,023

INTERNET SOFTWARE & SERVICES — 1.0%
Alphabet, Inc. Class C (a)	86	66,377

IT SERVICES — 6.2%
Global Payments, Inc.	2,424	168,250
International Business Machines Corp.	1,353	224,584

		392,834

MEDIA — 2.8%
Charter Communications, Inc. Class A (a)	378	108,834
Comcast Corp. Class A	946	65,321

		174,155

OIL, GAS & CONSUMABLE FUELS — 5.7%
Exxon Mobil Corp.	1,674	151,095
Valero Energy Corp.	3,011	205,712

		356,807

PHARMACEUTICALS — 8.5%
Eli Lilly & Co.	2,137	157,176
Johnson & Johnson	1,756	202,309
Merck & Co., Inc.	2,954	173,902

		533,387

SOFTWARE — 4.9%
Electronic Arts, Inc. (a)	1,327	104,514
Intuit, Inc.	1,111	127,332
Oracle Corp.	1,968	75,670

		307,516

SPECIALTY RETAIL — 4.4%
Best Buy Co., Inc.	2,650	113,075
Dick’s Sporting Goods, Inc.	1,297	68,871
Gap, Inc.	1,298	29,127
O’Reilly Automotive, Inc. (a)	248	69,046

		280,119

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.2%
Apple, Inc.	1,371	158,789
Hewlett Packard Enterprise Co.	7,724	178,734
HP, Inc.	3,817	56,644

		394,167

TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Michael Kors Holdings, Ltd. (a)	2,145	92,192

TOBACCO — 3.6%
Altria Group, Inc.	1,205	81,482
Philip Morris International, Inc.	1,567	143,365

		224,847

TRADING COMPANIES & DISTRIBUTORS — 1.5%
United Rentals, Inc. (a)	876	92,488

TOTAL COMMON STOCKS (Cost $5,816,471)		6,238,216

See accompanying notes to financial statements.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $62,865)	62,865	$62,865

TOTAL INVESTMENTS — 99.9% (Cost $5,879,336)		6,301,081
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		3,898

NET ASSETS — 100.0%		$6,304,979

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$196,530	$—	$—	$196,530
Auto Components	46,330	—	—	46,330
Banks	384,979	—	—	384,979
Biotechnology	304,686	—	—	304,686
Chemicals	178,594	—	—	178,594
Consumer Finance	87,373	—	—	87,373
Diversified Telecommunication Services	246,829	—	—	246,829
Electric Utilities	207,155	—	—	207,155
Food Products	340,677	—	—	340,677
Health Care Providers & Services	215,944	—	—	215,944
Hotels, Restaurants & Leisure	151,168	—	—	151,168
Household Products	76,765	—	—	76,765
Independent Power Producers & Energy Traders	107,834	—	—	107,834
Insurance	326,440	—	—	326,440
Internet & Catalog Retail	452,023	—	—	452,023
Internet Software & Services	66,377	—	—	66,377
IT Services	392,834	—	—	392,834
Media	174,155	—	—	174,155
Oil, Gas & Consumable Fuels	356,807	—	—	356,807
Pharmaceuticals	533,387	—	—	533,387
Software	307,516	—	—	307,516
Specialty Retail	280,119	—	—	280,119
Technology Hardware, Storage & Peripherals	394,167	—	—	394,167
Textiles, Apparel & Luxury Goods	92,192	—	—	92,192
Tobacco	224,847	—	—	224,847
Trading Companies & Distributors	92,488	—	—	92,488
Short-Term Investment	62,865	—	—	62,865

TOTAL INVESTMENTS	$6,301,081	$—	$—	$6,301,081

See accompanying notes to financial statements.

SSGA MFS Systematic Core Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	70,177	$70,177	34,483	104,660	—	$—	$63	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	99,901	37,036	62,865	62,865	39	—

TOTAL		$70,177				$62,865	$102	$—

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC GROWTH EQUITY PORTFOLIO

SPDR MFS Systematic Growth Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Growth Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Growth Equity Portfolio follows.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AEROSPACE & DEFENSE — 4.2%
Huntington Ingalls Industries, Inc.	586	$107,935
Northrop Grumman Corp.	1,827	424,924

		532,859

AUTO COMPONENTS — 3.4%
Lear Corp.	3,264	432,056

BEVERAGES — 2.3%
Coca-Cola Co.	5,863	243,080
PepsiCo, Inc.	396	41,433

		284,513

BIOTECHNOLOGY — 4.2%
Amgen, Inc.	1,691	247,241
Gilead Sciences, Inc.	3,934	281,714

		528,955

CHEMICALS — 1.7%
LyondellBasell Industries NV Class A	2,467	211,619

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
Verizon Communications, Inc.	6,039	322,362

FOOD & STAPLES RETAILING — 1.1%
CVS Health Corp.	1,755	138,487

FOOD PRODUCTS — 3.0%
Tyson Foods, Inc. Class A	6,077	374,829

HEALTH CARE PROVIDERS & SERVICES — 9.0%
Anthem, Inc.	1,954	280,927
Express Scripts Holding Co. (a)	2,880	198,115
HCA Holdings, Inc. (a)	1,159	85,789
McKesson Corp.	1,810	254,214
UnitedHealth Group, Inc.	1,946	311,438

		1,130,483

HOTELS, RESTAURANTS & LEISURE — 3.0%
Carnival Corp.	3,139	163,416
Domino’s Pizza, Inc.	1,362	216,885

		380,301

INSURANCE — 2.7%
Prudential Financial, Inc.	3,230	336,114

INTERNET & CATALOG RETAIL — 5.4%
Amazon.com, Inc. (a)	318	238,459
Priceline Group, Inc. (a)	303	444,216

		682,675

INTERNET SOFTWARE & SERVICES — 8.8%
Alphabet, Inc. Class A (a)	474	375,621
Facebook, Inc. Class A (a)	5,612	645,661
VeriSign, Inc. (a)	1,056	80,330

		1,101,612

IT SERVICES — 5.4%
Fiserv, Inc. (a)	1,490	158,357
Global Payments, Inc.	2,062	143,124

International Business Machines Corp.	2,305	382,607

		684,088

MEDIA — 7.3%
Charter Communications, Inc. Class A (a)	1,371	394,738
Comcast Corp. Class A	7,552	521,466

		916,204

PHARMACEUTICALS — 5.9%
Bristol-Myers Squibb Co.	2,789	162,989
Eli Lilly & Co.	3,336	245,363
Johnson & Johnson	1,886	217,286
Merck & Co., Inc.	1,873	110,264

		735,902

REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Medical Properties Trust, Inc. REIT	14,962	184,033
Simon Property Group, Inc. REIT	693	123,125

		307,158

ROAD & RAIL — 0.7%
Union Pacific Corp.	886	91,860

SOFTWARE — 9.3%
Activision Blizzard, Inc.	4,493	162,242
Electronic Arts, Inc. (a)	5,384	424,044
Oracle Corp.	7,722	296,911
Take-Two Interactive Software, Inc. (a)	5,694	280,657

		1,163,854

SPECIALTY RETAIL — 5.8%
AutoZone, Inc. (a)	189	149,270
Best Buy Co., Inc.	3,877	165,432
Dick’s Sporting Goods, Inc.	1,532	81,349
Gap, Inc.	8,823	197,988
Urban Outfitters, Inc. (a)	4,724	134,540

		728,579

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Apple, Inc.	2,810	325,454

TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Michael Kors Holdings, Ltd. (a)	2,297	98,725

TOBACCO — 4.2%
Altria Group, Inc.	4,948	334,584
Philip Morris International, Inc.	2,063	188,744

		523,328

TRADING COMPANIES & DISTRIBUTORS — 3.0%
United Rentals, Inc. (a)	3,628	383,044

TOTAL COMMON STOCKS (Cost $11,732,098)		12,415,061

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $143,886)	143,886	$143,886

TOTAL INVESTMENTS — 99.9% (Cost $11,875,984)		12,558,947
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		10,909

NET ASSETS — 100.0%		$12,569,856

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$532,859	$—	$—	$532,859
Auto Components	432,056	—	—	432,056
Beverages	284,513	—	—	284,513
Biotechnology	528,955	—	—	528,955
Chemicals	211,619	—	—	211,619
Diversified Telecommunication Services	322,362	—	—	322,362
Food & Staples Retailing	138,487	—	—	138,487
Food Products	374,829	—	—	374,829
Health Care Providers & Services	1,130,483	—	—	1,130,483
Hotels, Restaurants & Leisure	380,301	—	—	380,301
Insurance	336,114	—	—	336,114
Internet & Catalog Retail	682,675	—	—	682,675
Internet Software & Services	1,101,612	—	—	1,101,612
IT Services	684,088	—	—	684,088
Media	916,204	—	—	916,204
Pharmaceuticals	735,902	—	—	735,902
Real Estate Investment Trusts (REITs)	307,158	—	—	307,158
Road & Rail	91,860	—	—	91,860
Software	1,163,854	—	—	1,163,854
Specialty Retail	728,579	—	—	728,579
Technology Hardware, Storage & Peripherals	325,454	—	—	325,454
Textiles, Apparel & Luxury Goods	98,725	—	—	98,725
Tobacco	523,328	—	—	523,328
Trading Companies & Distributors	383,044	—	—	383,044
Short-Term Investment	143,886	—	—	143,886

TOTAL INVESTMENTS	$12,558,947	$—	$—	$12,558,947

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	175,794	$175,794	48,676	224,470	—	$—	$167	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	201,085	57,199	143,886	143,886	96	—

TOTAL		$175,794				$143,886	$263	$—

See accompanying notes to financial statements.

SSGA MFS SYSTEMATIC VALUE EQUITY PORTFOLIO

SPDR MFS Systematic Value Equity ETF is a feeder fund that invests substantially all of its investable assets in a master fund, the SSGA MFS Systematic Value Equity Portfolio. The schedule of investments for the SSGA MFS Systematic Value Equity Portfolio follows.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.5%
AEROSPACE & DEFENSE — 3.5%
Northrop Grumman Corp.	361	$83,961
United Technologies Corp.	150	16,443

		100,404

AIRLINES — 1.1%
Copa Holdings SA Class A	360	32,699

AUTOMOBILES — 2.0%
General Motors Co.	1,640	57,138

BANKS — 11.9%
Bank of America Corp.	4,460	98,566
Citigroup, Inc.	1,061	63,055
JPMorgan Chase & Co.	2,129	183,712

		345,333

BIOTECHNOLOGY — 1.1%
Gilead Sciences, Inc.	452	32,368

CHEMICALS — 2.0%
LyondellBasell Industries NV Class A	676	57,987

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	1,678	50,709

CONSUMER FINANCE — 3.5%
Discover Financial Services	1,391	100,277

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
Verizon Communications, Inc.	1,456	77,721

ELECTRIC UTILITIES — 6.9%
Exelon Corp.	2,654	94,190
PG&E Corp.	854	51,898
PPL Corp.	1,577	53,697

		199,785

ENERGY EQUIPMENT & SERVICES — 0.8%
Schlumberger, Ltd.	290	24,345

FOOD PRODUCTS — 5.6%
Archer-Daniels-Midland Co.	930	42,455
J.M. Smucker Co.	400	51,224
Tyson Foods, Inc. Class A	1,121	69,143

		162,822

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	407	15,633
Danaher Corp.	424	33,004

		48,637

HEALTH CARE PROVIDERS & SERVICES — 3.7%
HCA Holdings, Inc. (a)	1,140	84,383
UnitedHealth Group, Inc.	151	24,166

		108,549

HOTELS, RESTAURANTS & LEISURE — 1.2%
Carnival Corp.	693	36,078

INSURANCE — 8.3%
MetLife, Inc.	1,108	59,710
Prudential Financial, Inc.	1,027	106,869

Travelers Cos., Inc.	192	23,505
Unum Group	360	15,815
Validus Holdings, Ltd.	629	34,601

		240,500

INTERNET & CATALOG RETAIL — 1.5%
Priceline Group, Inc. (a)	30	43,982

IT SERVICES — 1.3%
Global Payments, Inc.	550	38,175

MULTI-UTILITIES — 1.4%
DTE Energy Co.	410	40,389

OIL, GAS & CONSUMABLE FUELS — 10.5%
Anadarko Petroleum Corp.	610	42,535
Exxon Mobil Corp.	433	39,083
Occidental Petroleum Corp.	544	38,749
Rice Energy, Inc. (a)	3,100	66,185
Valero Energy Corp.	1,363	93,120
Williams Cos., Inc.	830	25,846

		305,518

PHARMACEUTICALS — 5.5%
Johnson & Johnson	629	72,467
Merck & Co., Inc.	1,469	86,480

		158,947

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
STORE Capital Corp.	2,580	63,752
Sun Communities, Inc. REIT	390	29,878

		93,630

ROAD & RAIL — 0.6%
Union Pacific Corp.	180	18,662

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Intel Corp.	1,876	68,043

SOFTWARE — 1.5%
Activision Blizzard, Inc.	499	18,019
Oracle Corp.	650	24,992

		43,011

SPECIALTY RETAIL — 2.1%
Dick’s Sporting Goods, Inc.	550	29,205
Gap, Inc.	1,420	31,865

		61,070

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
Hewlett Packard Enterprise Co.	2,610	60,395
HP, Inc.	1,809	26,846
NetApp, Inc.	1,151	40,596

		127,837

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Michael Kors Holdings, Ltd. (a)	870	37,393

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

TOBACCO — 3.2%
Altria Group, Inc.	1,000	$67,620
Philip Morris International, Inc.	280	25,617

		93,237

TRADING COMPANIES & DISTRIBUTORS — 1.9%
United Rentals, Inc. (a)	520	54,902

TOTAL COMMON STOCKS (Cost $2,540,322)		2,860,148

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $37,372)	37,372	37,372

TOTAL INVESTMENTS — 99.8% (Cost $2,577,694)		2,897,520
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,599

NET ASSETS — 100.0%		$2,902,119

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$100,404	$—	$—	$100,404
Airlines	32,699	—	—	32,699
Automobiles	57,138	—	—	57,138
Banks	345,333	—	—	345,333
Biotechnology	32,368	—	—	32,368
Chemicals	57,987	—	—	57,987
Communications Equipment	50,709	—	—	50,709
Consumer Finance	100,277	—	—	100,277
Diversified Telecommunication Services	77,721	—	—	77,721
Electric Utilities	199,785	—	—	199,785
Energy Equipment & Services	24,345	—	—	24,345
Food Products	162,822	—	—	162,822
Health Care Equipment & Supplies	48,637	—	—	48,637
Health Care Providers & Services	108,549	—	—	108,549
Hotels, Restaurants & Leisure	36,078	—	—	36,078
Insurance	240,500	—	—	240,500
Internet & Catalog Retail	43,982	—	—	43,982
IT Services	38,175	—	—	38,175
Multi-Utilities	40,389	—	—	40,389
Oil, Gas & Consumable Fuels	305,518	—	—	305,518
Pharmaceuticals	158,947	—	—	158,947
Real Estate Investment Trusts (REITs)	93,630	—	—	93,630
Road & Rail	18,662	—	—	18,662
Semiconductors & Semiconductor Equipment	68,043	—	—	68,043
Software	43,011	—	—	43,011
Specialty Retail	61,070	—	—	61,070
Technology Hardware, Storage & Peripherals	127,837	—	—	127,837

See accompanying notes to financial statements.

SSGA MFS Systematic Value Equity Portfolio

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Textiles, Apparel & Luxury Goods	$37,393	$—	$—	$37,393
Tobacco	93,237	—	—	93,237
Trading Companies & Distributors	54,902	—	—	54,902
Short-Term Investment	37,372	—	—	37,372

TOTAL INVESTMENTS	$2,897,520	$—	$—	$2,897,520

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	31,318	$31,318	24,823	56,141	—	$—	$31	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	55,730	18,358	37,372	37,372	23	—

TOTAL		$31,318				$37,372	$54	$—

See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA MASTER TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2016 (Unaudited)

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio
ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$19,795,245	$2,045,753	$7,646,868
Investments in affiliated issuers, at value (Note 2)	68,840,095	98,403,089	182,324,234

Total Investments	88,635,340	100,448,842	189,971,102
Receivable for investments sold	—	—	—
Receivable for capital contributions	—	—	—
Dividends receivable — unaffiliated issuers (Note 2)	—	13,016	24,716
Interest receivable — unaffiliated issuers (Note 2)	—	—	—
Dividends receivable — affiliated issuers (Note 2)	70,413	182,862	407,771

TOTAL ASSETS	88,705,753	100,644,720	190,403,589

LIABILITIES
Due to custodian (Note 4)	—	—	—
Payable for investments purchased	—	—	—
Advisory fee payable (Note 4)	14,649	16,972	32,647
Trustees’ fees and expenses payable (Note 5)	376	—	—

TOTAL LIABILITIES	15,025	16,972	32,647

NET ASSETS	$88,690,728	$100,627,748	$190,370,942

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$25,762,751	$2,015,951	$8,021,217
Investments in affiliated issuers	72,378,208	98,368,033	181,323,355

Total cost of investments	$98,140,959	$100,383,984	$189,344,572

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio	SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio

$1,085,716,576	$13,991,423	$2,939,924,154	$6,238,216	$12,415,061	$2,860,148
63,215,576	56,339	111,028,867	62,865	143,886	37,372

1,148,932,152	14,047,762	3,050,953,021	6,301,081	12,558,947	2,897,520
62,622,247	—	8,607,507	—	—	—
11,853,267	—	—	—	—	—
—	—	—	5,496	14,098	5,331
5,793,970	22,593	15,212,783	—	—	—
16,390	40	—	18	42	10

1,229,218,026	14,070,395	3,074,773,311	6,306,595	12,573,087	2,902,861

—	—	92,516	—	—	—
131,716,030	—	16,903,877	—	—	—
267,041	2,389	772,669	1,616	3,231	742
—	34	—	—	—	—

131,983,071	2,423	17,769,062	1,616	3,231	742

$1,097,234,955	$14,067,972	$3,057,004,249	$6,304,979	$12,569,856	$2,902,119

$1,070,927,931	$13,977,941	$2,993,904,076	$5,816,471	$11,732,098	$2,540,322
63,215,576	56,339	111,028,867	62,865	143,886	37,372

$1,134,143,507	$14,034,280	$3,104,932,943	$5,879,336	$11,875,984	$2,577,694

SSGA MASTER TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2016 (Unaudited)

	SSGA Multi-Asset Real Return Portfolio	SSGA Income Allocation Portfolio	SSGA Global Allocation Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers (Note 2)	$—	$—	$—
Dividend income — unaffiliated issuers (Note 2)	24,556	18,914	24,716
Dividend income — affiliated issuers (Note 2)	1,298,252	2,395,350	3,340,558

TOTAL INVESTMENT INCOME (LOSS)	1,322,808	2,414,264	3,365,274

EXPENSES
Advisory fee (Note 4)	85,369	104,309	192,686
Trustees’ fees and expenses (Note 5)	1,101	1,051	1,786
Miscellaneous expenses	118	135	220

TOTAL EXPENSES	86,588	105,495	194,692

NET INVESTMENT INCOME (LOSS)	1,236,220	2,308,769	3,170,582

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,045,575)	(237,701)	(1,816,051)
Investments — affiliated issuers	(718,965)	197,818	1,366,778
Capital gain distributions—affiliated issuers	44,345	115,431	99,209

Net realized gain (loss)	(1,720,195)	75,548	(350,064)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,352,148	576,928	(171,383)
Investments — affiliated issuers	304,533	(3,297,807)	(2,204,890)

Net change in unrealized appreciation/depreciation	1,656,681	(2,720,879)	(2,376,273)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(63,514)	(2,645,331)	(2,726,337)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,172,706	$(336,562)	$444,245

See accompanying notes to financial statements.

Blackstone / GSO Senior Loan Portfolio	SSGA Ultra Short Term Bond Portfolio	State Street DoubleLine Total Return Tactical Portfolio	SSGA MFS Systematic Core Equity Portfolio	SSGA MFS Systematic Growth Equity Portfolio	SSGA MFS Systematic Value Equity Portfolio

$20,922,887	$82,031	$51,499,785	$—	$—	$—
—	—	—	68,132	98,183	34,881
104,914	654	448,163	102	263	54

21,027,801	82,685	51,947,948	68,234	98,446	34,935

1,361,857	14,052	4,423,845	9,200	18,840	4,160
7,381	285	23,901	173	230	144
951	45	2,154	6	13	3

1,370,189	14,382	4,449,900	9,379	19,083	4,307

19,657,612	68,303	47,498,048	58,855	79,363	30,628

2,018,201	3,108	4,812,176	38,874	145,668	27,354
—	—	—	—	—	—
—	—	—	—	—	—

2,018,201	3,108	4,812,176	38,874	145,668	27,354

15,998,741	17,709	(80,429,447)	429,003	250,009	259,807
—	—	—	—	—	—

15,998,741	17,709	(80,429,447)	429,003	250,009	259,807

18,016,942	20,817	(75,617,271)	467,877	395,677	287,161

$37,674,554	$89,120	$(28,119,223)	$526,732	$475,040	$317,789

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SSGA Multi-Asset Real Return Portfolio		SSGA Income Allocation Portfolio
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,236,220	$1,279,623	$2,308,769	$3,464,371
Net realized gain (loss)	(1,720,195)	(16,425,437)	75,548	(3,781,497)
Net change in unrealized appreciation/depreciation	1,656,681	6,755,612	(2,720,879)	3,854,282

Net increase (decrease) in net assets resulting from operations	1,172,706	(8,390,202)	(336,562)	3,537,156

CAPITAL TRANSACTIONS:
Contributions	16,971,238	26,711,193	1,595,744	3,064,239
Withdrawals	(10,278,240)	(79,491,499)	(6,128,304)	(22,253,312)

Net increase (decrease) in net assets from capital transactions	6,692,998	(52,780,306)	(4,532,560)	(19,189,073)

Net increase (decrease) in net assets during the period	7,865,704	(61,170,508)	(4,869,122)	(15,651,917)
Net assets at beginning of period	80,825,024	141,995,532	105,496,870	121,148,787

NET ASSETS AT END OF PERIOD	$88,690,728	$80,825,024	$100,627,748	$105,496,870

See accompanying notes to financial statements.

SSGA Global Allocation Portfolio		Blackstone / GSO Senior Loan Portfolio		SSGA Ultra Short Term Bond Portfolio
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$3,170,582	$3,986,999	$19,657,612	$34,077,238	$68,303	$221,537
(350,064)	(8,789,786)	2,018,201	(46,703,017)	3,108	(268,835)
(2,376,273)	1,852,646	15,998,741	7,786,198	17,709	5,488

444,245	(2,950,141)	37,674,554	(4,839,581)	89,120	(41,810)

20,177,475	99,464,019	281,031,380	239,502,612	2,023,265	195,887,137
(9,963,991)	(61,576,069)	(23,960,227)	(104,437,485)	(12,084,180)	(187,824,678)

10,213,484	37,887,950	257,071,153	135,065,127	(10,060,915)	8,062,459

10,657,729	34,937,809	294,745,707	130,225,546	(9,971,795)	8,020,649
179,713,213	144,775,404	802,489,248	672,263,702	24,039,767	16,019,118

$190,370,942	$179,713,213	$1,097,234,955	$802,489,248	$14,067,972	$24,039,767

SSGA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street DoubleLine Total Return Tactical Portfolio		SSGA MFS Systematic Core Equity Portfolio
	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$47,498,048	$58,040,301	$58,855	$100,266
Net realized gain (loss)	4,812,176	(3,169,628)	38,874	351,176
Net change in unrealized appreciation/depreciation	(80,429,447)	33,117,161	429,003	(346,393)

Net increase (decrease) in net assets resulting from operations	(28,119,223)	87,987,834	526,732	105,049

CAPITAL TRANSACTIONS:
Contributions	496,297,530	1,856,614,856	—	5,860,886
Withdrawals	(47,247,035)	(55,223,775)	(58,916)	(3,069,067)

Net increase (decrease) in net assets from capital transactions	449,050,495	1,801,391,081	(58,916)	2,791,819

Net increase (decrease) in net assets during the period	420,931,272	1,889,378,915	467,816	2,896,868
Net assets at beginning of period	2,636,072,977	746,694,062	5,837,163	2,940,295

NET ASSETS AT END OF PERIOD	$3,057,004,249	$2,636,072,977	$6,304,979	$5,837,163

See accompanying notes to financial statements.

SSGA MFS Systematic Growth Equity Portfolio		SSGA MFS Systematic Value Equity Portfolio
Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16	Six Months Ended 12/31/16 (Unaudited)	Year Ended 6/30/16

$79,363	$145,216	$30,628	$57,782
145,668	378,209	27,354	109,895
250,009	53,236	259,807	(243,654)

475,040	576,661	317,789	(75,977)

—	8,964,864	—	—
(73,193)	(3,418,489)	(29,469)	(219,833)

(73,193)	5,546,375	(29,469)	(219,833)

401,847	6,123,036	288,320	(295,810)
12,168,009	6,044,973	2,613,799	2,909,609

$12,569,856	$12,168,009	$2,902,119	$2,613,799

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Multi-Asset Real Return Portfolio†
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$88,691		$80,825	$141,996	$164,635	$121,584	$5,827
Ratios to average net assets:
Total expenses	0.20	%(a)	0.20%	0.20%	0.20%	0.20%	0.20	%(a)
Net investment income (loss)	2.90	%(a)	1.36%	1.56%	2.01%	2.91%	3.84	%(a)
Portfolio turnover rate	22	%(b)	25%	33%	40%	31%	10	%(b)
Total return	5.54	%(b)	(3.94)%	(14.80)%	13.93%	(1.63)%	(3.42	)%(b)

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
*	Commencement of operations.
(a)	Annualized.
(b)	Not annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Income Allocation Portfolio†
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100,628		$105,497	$121,149	$104,030	$174,255	$9,114
Ratios to average net assets:
Total expenses	0.20	%(a)	0.20%	0.20%	0.20%	0.20%	0.20	%(a)
Net investment income (loss)	4.43	%(a)	3.23%	3.15%	3.89%	4.65%	8.39	%(a)
Portfolio turnover rate	17	%(b)	54%	64%	63%	80%	15	%(b)
Total return	4.39	%(b)	3.95%	(1.42)%	13.84%	4.39%	0.92	%(b)

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
*	Commencement of operations.
(a)	Annualized.
(b)	Not annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Global Allocation Portfolio†
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	Year Ended 6/30/13	For the Period 4/25/12* - 6/30/12
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$190,371		$179,713	$144,775	$98,492	$51,936	$4,451
Ratios to average net assets:
Total expenses	0.20	%(a)	0.20%	0.20%	0.20%	0.20%	0.20	%(a)
Net investment income (loss)	3.30	%(a)	2.30%	2.45%	2.76%	3.07%	4.34	%(a)
Portfolio turnover rate	43	%(b)	86%	98%	89%	123%	25	%(b)
Total return	3.09	%(b)	(0.80)%	0.49%	16.80%	9.92%	(1.82	)%(b)

†	The Portfolio invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by such funds. The ratios presented do not reflect the indirect expenses of the underlying funds in which the Portfolio invests.
*	Commencement of operations.
(a)	Annualized.
(b)	Not annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

The following table includes selected supplemental data and ratios to average net assets:

	Blackstone / GSO Senior Loan Portfolio
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	Year Ended 6/30/14	For the Period 4/3/13* - 6/30/13
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,097,235		$802,489	$672,264	$610,477	$332,792
Ratios to average net assets:
Total expenses	0.30	%(a)	0.30%	0.31%	0.30%	0.30	%(a)
Net investment income (loss)	4.33	%(a)	4.54%	4.49%	3.63%	2.57	%(a)
Portfolio turnover rate	31	%(b)	88%	65%	77%	4	%(b)
Total return	4.31	%(b)	(0.20)%	2.98%	4.00%	(0.31	)%(b)

*	Commencement of operations.
(a)	Annualized.
(b)	Not annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

The following table includes selected supplemental data and ratios to average net assets:

	SSGA Ultra Short Term Bond Portfolio
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	For the Period 10/9/13* - 6/30/14
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,068		$24,040	$16,019	$14,036
Ratios to average net assets:
Total expenses	0.20	%(a)	0.20%	0.20%	0.20	%(a)
Net investment income (loss)	0.97	%(a)	0.69%	0.33%	0.34	%(a)
Portfolio turnover rate	39	%(b)	407%	79%	39	%(b)
Total return	0.79	%(b)	0.65%	0.21%	0.47	%(b)

*	Commencement of operations.
(a)	Annualized.
(b)	Not annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

The following table includes selected supplemental data and ratios to average net assets:

	State Street DoubleLine Total Return Tactical Portfolio
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	For the Period 2/23/15* - 6/30/15
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,057,004		$2,636,073	$746,694
Ratios to average net assets:
Total expenses	0.30	%(a)	0.30%	0.30	%(a)
Net investment income (loss)	3.22	%(a)	3.38%	3.46	%(a)
Portfolio turnover rate	31	%(b)	38%	14	%(b)
Total return	(0.80	)%(b)	4.32%	(0.36	)%(b)

*	Commencement of operations.
(a)	Annualized.
(b)	Not annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Core Equity Portfolio
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,305		$5,837	$2,940	$5,378
Ratios to average net assets:
Total expenses	0.31	%(a)	0.30%	0.30%	0.30	%(a)
Net investment income (loss)	1.92	%(a)	2.08%	1.72%	1.55	%(a)
Portfolio turnover rate	29	%(b)	39%	54%	27	%(b)
Total return	8.53	%(b)	2.53%	14.00%	7.92	%(b)

*	Commencement of operations.
(a)	Annualized.
(b)	Not annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Growth Equity Portfolio
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,570		$12,168	$6,045	$5,373
Ratios to average net assets:
Total expenses	0.30	%(a)	0.30%	0.30%	0.30	%(a)
Net investment income (loss)	1.26	%(a)	1.37%	1.44%	1.46	%(a)
Portfolio turnover rate	30	%(b)	56%	67%	20	%(b)
Total return	3.59	%(b)	4.24%	17.85%	7.85	%(b)

*	Commencement of operations.
(a)	Annualized.
(b)	Not annualized.

See accompanying notes to financial statements.

SSGA MASTER TRUST

FINANCIAL HIGHLIGHTS (continued)

The following table includes selected supplemental data and ratios to average net assets:

	SSGA MFS Systematic Value Equity Portfolio
	Six Months Ended 12/31/16 (Unaudited)		Year Ended 6/30/16	Year Ended 6/30/15	For the Period 1/8/14* - 6/30/14
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,902		$2,614	$2,910	$5,286
Ratios to average net assets:
Total expenses	0.31	%(a)	0.31%	0.30%	0.30	%(a)
Net investment income (loss)	2.21	%(a)	2.15%	1.67%	1.73	%(a)
Portfolio turnover rate	39	%(b)	64%	61%	23	%(b)
Total return	11.64	%(b)	(2.13)%	13.79%	6.20	%(b)

*	Commencement of operations.
(a)	Annualized.
(b)	Not annualized.

See accompanying notes to financial statements.

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (Unaudited)

1.	Organization

SSGA Master Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

As of December 31, 2016, the Trust consists of nine (9) series, each of which represents a separate series of beneficial interest in the Trust (each, a “Portfolio” and collectively, the “Portfolios”). The financial statements herein relate to the following Portfolios:

SSGA Multi-Asset Real Return Portfolio

SSGA Income Allocation Portfolio

SSGA Global Allocation Portfolio

Blackstone / GSO Senior Loan Portfolio

SSGA Ultra Short Term Bond Portfolio

State Street DoubleLine Total Return Tactical Portfolio

SSGA MFS Systematic Core Equity Portfolio

SSGA MFS Systematic Growth Equity Portfolio

SSGA MFS Systematic Value Equity Portfolio

Each Portfolio is classified as a diversified investment company under the 1940 Act, with the exception of SSGA Ultra Short Term Bond Portfolio and State Street DoubleLine Total Return Tactical Portfolio, which are each a non-diversified investment company.

Each Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

Each Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Portfolio’s investments by major category are as follows:

•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolios’ underlying benchmarks. Various inputs are used in determining the value of the

Portfolios’ investments.

The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Portfolio’s investments according to the fair value hierarchy as of December 31, 2016, is disclosed in each Portfolio’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolios had no material transfers between levels for the period ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

Certain Portfolios invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Foreign Currency Translation

The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

3.	Securities and Other Investments

Loan Agreements

The Blackstone / GSO Senior Loan Portfolio and State Street DoubleLine Total Return Tactical Portfolio invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios as the issuers of such loans.

4.	Fees and Transactions with Affiliates

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Portfolios, facilities furnished, and expenses borne by the Adviser, each Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate
SSGA Multi-Asset Real Return Portfolio	0.20%
SSGA Income Allocation Portfolio	0.20
SSGA Global Allocation Portfolio	0.20
Blackstone / GSO Senior Loan Portfolio	0.30
SSGA Ultra Short Term Bond Portfolio	0.20
State Street DoubleLine Total Return Tactical Portfolio	0.30
SSGA MFS Systematic Core Equity Portfolio	0.30
SSGA MFS Systematic Growth Equity Portfolio	0.30
SSGA MFS Systematic Value Equity Portfolio	0.30

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

The Adviser pays all expenses of each Portfolio other than management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (“Independent Trustees”) (including and Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Blackstone / GSO Senior Loan Portfolio from the Adviser.

Massachusetts Financial Services Company (“MFS”) receives fees for its services as the sub-adviser to the SSGA MFS Systematic Core Equity Portfolio, SSGA MFS Systematic Growth Equity Portfolio and SSGA MFS Systematic Value Equity Portfolio from the Adviser.

DoubleLine Capital LP receives fees for its services as the sub-adviser to the State Street DoubleLine Total Return Tactical Portfolio from the Adviser.

Administrator and Sub-Administrator Fees

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Due to Custodian

In certain circumstances, the Portfolios may have cash overdraft with the custodian. The Due to custodian amount, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolios. The State Street DoubleLine Total Return Tactical Portfolio has a cash overdraft related to trade payment.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act, are paid directly by the Portfolios. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2016, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SSGA Multi-Asset Real Return Portfolio	$—	$—	$20,484,327	$18,783,085
SSGA Income Allocation Portfolio	—	—	20,813,154	16,678,835
SSGA Global Allocation Portfolio	—	—	87,393,664	76,732,759
Blackstone / GSO Senior Loan Portfolio	—	—	594,085,864	272,382,568
SSGA Ultra Short Term Bond Portfolio	698,496	400,539	4,154,365	11,861,418
State Street DoubleLine Total Return Tactical Portfolio	1,078,640,192	527,782,081	403,020,765	305,174,181
SSGA MFS Systematic Core Equity Portfolio	—	—	1,744,573	1,736,390
SSGA MFS Systematic Growth Equity Portfolio	—	—	3,662,866	3,634,770
SSGA MFS Systematic Value Equity Portfolio	—	—	1,048,915	1,054,789

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

For the period ended December 31, 2016, the following Portfolios had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:

	Contributions	Redemptions	Net Realized Gains/(Losses)
SSGA Multi-Asset Real Return Portfolio	$16,895,647	$1,531,887	$730,161
SSGA Income Allocation Portfolio	1,531,887	4,530,370	506,919
SSGA Global Allocation Portfolio	12,090,001	7,494,887	515,885

7.	Income Tax Information

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSGA Multi-Asset Real Return Portfolio	$95,104,282	$4,195,538	$10,664,480	$(6,468,942)
SSGA Income Allocation Portfolio	101,223,463	2,422,884	3,197,505	(774,621)
SSGA Global Allocation Portfolio	183,303,813	9,998,658	3,331,369	6,667,289
Blackstone / GSO Senior Loan Portfolio	1,121,564,725	29,148,657	1,781,230	27,367,427
SSGA Ultra Short Term Bond Portfolio	13,648,417	409,658	10,313	399,345
State Street DoubleLine Total Return Tactical Portfolio	3,021,872,181	93,983,671	64,902,831	29,080,840
SSGA MFS Systematic Core Equity Portfolio	5,867,652	616,657	183,228	433,429
SSGA MFS Systematic Growth Equity Portfolio	11,878,201	1,187,303	506,557	680,746
SSGA MFS Systematic Value Equity Portfolio	2,581,328	372,808	56,616	316,192

8.	Line of Credit

Certain Portfolios and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. Blackstone / GSO Senior Loan Portfolio has exclusive access to $100 million of the total credit facility. This agreement expires in October 2017 unless extended or renewed. Prior to October 13, 2016, the participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements. The following Portfolios participate in the credit facility:

Blackstone / GSO Senior Loan Portfolio

SSGA Ultra Short Term Bond Portfolio

State Street DoubleLine Total Return Tactical Portfolio

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Blackstone / GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are

SSGA Master Trust

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. Blackstone / GSO Senior Loan Portfolio may borrow up to a maximum of 25 percent of its assets or a lower amount as set forth in the Portfolio’s prospectus. No Portfolios had outstanding loans during the period ended December 31, 2016.

9.	Risks

Concentration Risk

As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA MASTER TRUST

OTHER INFORMATION

DECEMBER 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Portfolios’ investment adviser to vote proxies relating to the Portfolios’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission (the “SEC”), at www.sec.gov.

Information regarding how the investment adviser voted for the most recent 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Portfolios’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Portfolios file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

SSGA Master Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

For more complete information, please call 866.787.2257 or

visit www.spdrs.com today.

State Street Global Advisors, State Street Financial Center One Lincoln Street Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Because the SPDR SSGA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.

Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.

Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.

Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.

Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.

Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.

State Street Global Markets, LLC is the distributor for all registered products on behalf of the adviser. SSGA Funds Management has retained GSO Capital Partners, Massachusetts Financial Services Company & DoubleLine Capital LP as the sub-adviser.

DoubleLine® is a registered trademark of DoubleLine Capital LP.

GSO Capital Partners, Massachusetts Financial Services Company and DoubleLine Capital LP is not affiliated with State Street Global Markets, LLC.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

Not FDIC Insured. No Bank Guarantee. May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

State Street Global Advisors	© 2017 State Street Corporation - All Rights Reserved SPDRACTSAR

Semi-Annual Report

31 December 2016

SSGA Active Trust

SPDR DoubleLine® Emerging Markets Fixed Income ETF (EMTL)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust

SPDR DoubleLine Emerging Markets Fixed Income ETF

Semi-Annual Report (Unaudited)

December 31, 2016

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	QATAR GOVERNMENT INTERNATIONAL BOND 2.38% 06/02/2021	COMISION FEDERAL DE ELECTRICIDAD 4.75% 02/23/2027	POLAND GOVERNMENT INTERNATIONAL BOND 5.13% 04/21/2021	PANAMA GOVERNMENT INTERNATIONAL BOND 5.20% 01/30/2020	ISRAEL ELECTRIC CORP., LTD. SERIES 6 5.00% 11/12/2024
MARKET VALUE	$782,539	768,000	763,000	752,647	728,399
% OF NET ASSETS	3.2	3.2	3.1	3.1	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular fund.)

PORTFOLIO COMPOSITION*	PERCENTAGE OF TOTAL NET ASSETS
Corporate Bonds & Notes	73.4%
Foreign Government Obligations	24.7
Short-Term Investment	7.1
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%

*	The Fund’s portfolio composition is expressed as a percentage of net assets and may change over time.

1

SSGA Active Trust

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 73.4%
BRAZIL — 5.0%
Cosan Overseas, Ltd. 8.25%, 11/29/2049	$600,000	$598,200
Minerva Luxembourg SA 5 Year CMT + 7.05%, 8.75%, 12/29/2049 (a)	600,000	614,250

		1,212,450

CAYMAN ISLANDS — 2.5%
Ooredoo Tamweel, Ltd 3.04%, 12/3/2018	600,000	608,100

CHILE — 8.8%
Celulosa Arauco y Constitucion SA 5.00%, 1/21/2021	543,000	568,179
Cencosud SA Series REGS, 5.15%, 2/12/2025	400,000	404,308
Colbun SA 6.00%, 1/21/2020	500,000	539,390
Inversiones CMPC SA 6.13%, 11/5/2019	300,000	323,638
SACI Falabella 3.75%, 4/30/2023	300,000	297,410

		2,132,925

CHINA — 4.9%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021	200,000	208,369
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	500,000	497,615
Sinopec Group Overseas Development 2016, Ltd. 2.00%, 9/29/2021 (b)	500,000	476,213

		1,182,197

COLOMBIA — 3.6%
Bancolombia SA 6.13%, 7/26/2020	300,000	318,750
Empresas Publicas de Medellin ESP 7.63%, 7/29/2019	500,000	558,750

		877,500

COSTA RICA — 0.8%
Banco Nacional de Costa Rica 5.88%, 4/25/2021 (b)	200,000	201,750

HONG KONG — 0.8%
Hutchison Whampoa International 12 II, Ltd. 3.25%, 11/8/2022	200,000	201,841

INDIA — 11.5%
Adani Ports & Special Economic Zone, Ltd. 3.50%, 7/29/2020	700,000	696,508
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	500,000	522,990
Bharti Airtel International Netherlands B.V. 5.13%, 3/11/2023	300,000	312,673
Bharti Airtel, Ltd. 4.38%, 6/10/2025	200,000	197,238
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	400,000	380,447
Reliance Holding USA, Inc. 4.50%, 10/19/2020	650,000	685,605

		2,795,461

ISRAEL — 5.9%
Delek & Avner Tamar Bond, Ltd. 4.44%, 12/30/2020 (b)	700,000	712,250
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (b)	700,000	728,399

		1,440,649

JAMAICA — 2.5%
Digicel Group, Ltd. 7.13%, 4/1/2022	800,000	618,800

MALAYSIA — 4.5%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	600,000	603,551
Petronas Global Sukuk, Ltd. 2.71%, 3/18/2020	500,000	499,224

		1,102,775

MEXICO — 13.7%
America Movil SAB de CV 3.13%, 7/16/2022	400,000	394,460
Banco Nacional de Comercio Exterior SNC 5 year CMT + 3.00%, 3.80%, 8/11/2026 (a)	500,000	468,125
Banco Santander Mexico SA 5 year CMT + 4.58%, 5.95%, 1/30/2024 (a)	600,000	610,500
BBVA Bancomer SA 6.01%, 5/17/2022	400,000	400,000
Comision Federal de Electricidad 4.75%, 2/23/2027	800,000	768,000
Grupo Idesa SA de CV 7.88%, 12/18/2020	200,000	181,000
Grupo Posadas SAB de CV 7.88%, 6/30/2022	500,000	495,000

		3,317,085

PANAMA — 3.8%
Aeropuerto Internacional de Tocumen SA 5.75%, 10/9/2023	398,154	415,075
Global Bank Corp. 5.13%, 10/30/2019	500,000	510,000

		925,075

SINGAPORE — 5.1%
Oversea-Chinese Banking Corp., Ltd. USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (a)	600,000	616,070
United Overseas Bank, Ltd. USD 5 Year Swap Rate + 2.00%, 3.75%, 9/19/2024 (a)	600,000	611,250

		1,227,320

TOTAL CORPORATE BONDS & NOTES (Cost $17,980,712)		17,843,928

	Shares

FOREIGN GOVERNMENT OBLIGATIONS — 24.7%
COLOMBIA — 0.9%
Colombia Government International Bond 4.50%, 1/28/2026	200,000	206,140

See accompanying notes to financial statements.

2

SSGA Active Trust

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COSTA RICA — 1.5%
Costa Rica Government International Bond 10.00%, 8/1/2020	300,000	$353,184

DOMINICAN REPUBLIC — 1.5%
Dominican Republic International Bond:
6.85%, 1/27/2045	100,000	94,472
9.04%, 1/23/2018	262,314	271,260

		365,732

GUATEMALA — 1.2%
Guatemala Government Bond Series REGS, 4.88%, 2/13/2028	300,000	289,518

HUNGARY — 1.8%
Hungary Government International Bond 6.25%, 1/29/2020	400,000	437,500

INDONESIA — 2.2%
Indonesia Government International Bond Series REGS, 5.88%, 3/13/2020	500,000	545,697

MEXICO — 2.5%
Mexico Government International Bond:
4.13%, 1/21/2026	500,000	497,685
4.75%, 3/8/2044	120,000	109,957

		607,642

PANAMA — 6.8%
Banco Latinoamericano de Comercio Exterior SA 3.25%, 5/7/2020	600,000	603,600
Panama Government International Bond:
3.88%, 3/17/2028	300,000	294,657
5.20%, 1/30/2020	700,000	752,647

		1,650,904

POLAND — 3.1%
Poland Government International Bond 5.13%, 4/21/2021	700,000	763,000

QATAR — 3.2%
Qatar Government International Bond 2.38%, 6/2/2021	800,000	782,539

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,092,016)		6,001,856

SHORT-TERM INVESTMENT — 7.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $1,710,543)	1,710,543	1,710,543

TOTAL INVESTMENTS — 105.2% (Cost $25,783,271)		25,556,327
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(1,253,315)

NET ASSETS — 100.0%		$24,303,012

(a)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.7% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Brazil	$—	$1,212,450	$—	$1,212,450
Cayman Islands	—	608,100	—	608,100
Chile	—	2,132,925	—	2,132,925
China	—	1,182,197	—	1,182,197
Colombia	—	877,500	—	877,500
Costa Rica	—	201,750	—	201,750
Hong Kong	—	201,841	—	201,841
India	—	2,795,461	—	2,795,461
Israel	—	1,440,649	—	1,440,649
Jamaica	—	618,800	—	618,800
Malaysia	—	1,102,775	—	1,102,775
Mexico	—	3,317,085	—	3,317,085
Panama	—	925,075	—	925,075
Singapore	—	1,227,320	—	1,227,320

See accompanying notes to financial statements.

3

SSGA Active Trust

SPDR DoubleLine Emerging Markets Fixed Income ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Foreign Government Obligations
Colombia	$—	$206,140	$—	$206,140
Costa Rica	—	353,184	—	353,184
Dominican Republic	—	365,732	—	365,732
Guatemala	—	289,518	—	289,518
Hungary	—	437,500	—	437,500
Indonesia	—	545,697	—	545,697
Mexico	—	607,642	—	607,642
Panama	—	1,650,904	—	1,650,904
Poland	—	763,000	—	763,000
Qatar	—	782,539	—	782,539
Short-Term Investment	1,710,543	—	—	1,710,543

TOTAL INVESTMENTS	$1,710,543	$23,845,784	$—	$25,556,327

Affiliate Table

	Number of Shares Held at 6/30/16	Value at 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	141,281	$141,281	12,796,283	12,937,564	—	$—	$968	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	17,118,010	15,407,467	1,710,543	1,710,543	1,855	—

TOTAL		$141,281				$1,710,543	$2,823	$—

See accompanying notes to financial statements.

4

SSGA Active Trust

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$23,845,784
Investments in affiliated issuers, at value (Note 2)	1,710,543

Total Investments	25,556,327
Cash	625,073
Interest receivable — unaffiliated issuers (Note 2)	309,666
Dividends receivable — affiliated issuers (Note 2)	182
Receivable from Adviser (Note 3)	2,337

TOTAL ASSETS	26,493,585

LIABILITIES
Payable for investments purchased	605,386
Advisory fee payable (Note 3)	16,336
Trustees’ fees and expenses payable (Note 4)	83
Distribution payable	1,568,768

TOTAL LIABILITIES	2,190,573

NET ASSETS	$24,303,012

NET ASSETS CONSIST OF:
Paid-in Capital (Note 6)	$24,523,034
Undistributed (distribution in excess of) net investment income (loss)	(809)
Accumulated net realized gain (loss) on investments	7,731
Net unrealized appreciation (depreciation) on:
Investments	(226,944)

NET ASSETS	$24,303,012

NET ASSET VALUE PER SHARE
Net asset value per share	$48.61

Shares outstanding (unlimited amount authorized, no par value)	500,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$24,072,728
Investments in affiliated issuers	1,710,543

Total cost of investments	$25,783,271

See accompanying notes to financial statements.

5

SSGA Active Trust

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2016 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers (Note 2)	$708,713
Dividend income — affiliated issuers (Note 2)	2,823

TOTAL INVESTMENT INCOME (LOSS)	711,536

EXPENSES
Advisory fees (Note 3)	132,540
Trustees’ fees and expenses (Note 4)	353
Miscellaneous expenses	445

TOTAL EXPENSES	133,338

Expenses waived/reimbursed by the Adviser (Note 3)	(18,126)

NET EXPENSES	115,212

NET INVESTMENT INCOME (LOSS)	596,324

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,445,891

Net realized gain (loss)	1,445,891

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,044,587)

Net change in unrealized appreciation/depreciation	(1,044,587)

NET REALIZED AND UNREALIZED GAIN (LOSS)	401,304

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$997,628

See accompanying notes to financial statements.

6

SSGA Active Trust

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 12/31/16 (Unaudited)	For the Period 4/13/16* - 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$596,324	$335,510
Net realized gain (loss)	1,445,891	62,170
Net change in unrealized appreciation/depreciation	(1,044,587)	817,643

Net increase (decrease) in net assets resulting from operations	997,628	1,215,323

Net equalization credits and charges (Note 2)	(2,424)	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(743,832)	(188,811)
Net realized gains	(1,500,330)	—

Total distributions to shareholders	(2,244,162)	(188,811)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	37,500,000
Cost of shares redeemed	(13,109,130)	—
Net income equalization (Note 2)	2,424	—
Other capital (Note 6)	19,664	112,500

Net Increase (decrease) in net assets from beneficial interest transactions	(13,087,042)	37,612,500

Net increase (decrease) in net assets during the period	(14,336,000)	38,639,012

Net assets at beginning of period	38,639,012	—

NET ASSETS AT END OF PERIOD	$24,303,012	$38,639,012

Undistributed (distribution in excess of) net investment income (loss)	$(809)	$146,699

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	750,000
Shares redeemed	(250,000)	—

Net increase (decrease)	(250,000)	750,000

* Inception date.

See accompanying notes to financial statements.

7

SSGA Active Trust

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 12/31/16 (Unaudited)		For the Period 4/14/16* - 6/30/16
Net asset value, beginning of period	$51.52		$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.89		0.45
Net realized and unrealized gain (loss)	0.25		1.17

Total from investment operations	1.14		1.62

Other capital (a)	0.03		0.15

Distributions to shareholders from:
Net investment income	(1.08)		(0.25)
Net realized gains	(3.00)		—

Total distributions	(4.08)		(0.25)

Net asset value, end of period	$48.61		$51.52

Total return (b)	2.24%		3.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,303		$38,639
Ratios to average net assets:
Total expenses	0.75	%(c)	0.75	%(c)
Net expenses	0.65	%(c)	0.65	%(c)
Net investment income (loss)	3.37	%(c)	4.15	%(c)
Portfolio turnover rate (d)	68	%(e)	12	%(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(e)	Not annualized.

See accompanying notes to financial statements.

8

SSGA Active Trust

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (Unaudited)

1.	Organization

SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016, the Trust consists of thirteen (13) series, each of which represents a separate series of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate to the SPDR DoubleLine Emerging Markets Fixed Income ETF (the “Fund”).

The Fund is classified as a diversified investment company under the 1940 Act.

The Fund was formed on April 13, 2016 and commenced operations on April 14, 2016.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.

•	Debt obligations (including convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

9

SSGA Active Trust

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying benchmarks. Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016, is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no material transfers between levels for the period ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Distributions

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed

10

SSGA Active Trust

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

3.	Fees and Transactions with Affiliates

Advisory Fee

The Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, at the rate of 0.75% of the Fund’s average daily net assets.

SSGA FM has contractually agreed to waive its advisory fee and/or reimburse certain expenses, until October 31, 2017, so that the net annual fund operating expenses of the Fund will be limited to 0.65% of the Fund’s average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2017, the waiver and/or reimbursement may be cancelled or modified at any time. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board.

The Adviser pays all expenses of the Fund other than the management fee, distribution fee pursuant to the Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

DoubleLine Capital LP receives fees for its services as the sub-advisor to the Fund from the Adviser.

Administrator and Sub-Administrator

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distribution Fees

State Street Global Markets, LLC (“SSGM” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least October 31, 2017, and therefore no such payments have been made.

Other Transactions with Affiliates

The Fund may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2016 are disclosed in the Schedule of Investments.

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act Independent Trustees, are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

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SSGA Active Trust

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

5.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2016, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR DoubleLine Emerging Markets Fixed Income ETF	$—	$—	$21,497,308	$36,013,120

6.	Shareholder Transactions

The Fund issues and redeems its shares, at net asset value, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash, except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statement of Changes on Net Assets.

7.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2016, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of December 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR DoubleLine Emerging Markets Fixed Income ETF	$25,783,271	$135,361	$362,305	$(226,944)

8.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participant may borrow to fund shareholder redemptions. This agreement expires October 12, 2017 unless extended or renewed. Prior to October 13, 2016, the participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees

12

SSGA Active Trust

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The Fund had no outstanding loans during the period ended December 31, 2016.

9.	Risks

Concentration of Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

13

SSGA Active Trust

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

OTHER INFORMATION

December 31, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Fund’s cost in two ways:

Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.65%	$1,024.40	$3.32	$1,021.90	$3.31

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

14

SSGA Active Trust

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF

OTHER INFORMATION (continued)

December 31, 2016 (Unaudited)

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the net asset value of the Fund during the past calendar year can be found at http://www.spdrs.com.

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov.

Information regarding how the investment adviser voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.spdrs.com.

Quarterly Portfolio Schedule

The Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Funds’ website at www.spdrs.com.

15

SSGA Active Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDRDBL1SAR

Semi-Annual Report

31 December 2016

SSGA Active Trust

SPDR DoubleLine® Short Duration Total Return Tactical ETF (STOT)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust

SPDR DoubleLine Short Duration Total Return Tactical ETF

Semi-Annual Report (Unaudited)

December 31, 2016

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF — PORTFOLIO STATISTICS (UNAUDITED)

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2016

DESCRIPTION	FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.00% 11/01/2046	FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.00% 05/01/2046	FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.50% 03/01/2046	FEDERAL NATIONAL MORTGAGE ASSOCIATION 3.00% 08/01/2046	TREASURY NOTES 1.00% 03/15/2018
MARKET VALUE	$2,605,755	1,399,116	992,290	988,866	920,423
% OF NET ASSETS	8.8	4.7	3.4	3.3	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

PORTFOLIO COMPOSITION*	DECEMBER 31, 2016
U.S. Government Agency Obligations	23.3%
Short-Term Investment	21.7
U.S. Treasury Obligations	19.1
Corporate Bonds & Notes	18.7
Mortgage-Backed Securities	7.1
Senior Floating Rate Loans	6.3
Asset-Backed Securities	2.7
Foreign Government Obligations	2.2
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%

*	As a percentage of net assets as of the date indicated. The Fund’s composition will vary over time.

1

SSGA Active Trust

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — 18.7%
AEROSPACE & DEFENSE — 0.3%
United Technologies Corp. 1.50%, 11/1/2019	$80,000	$79,254

AGRICULTURE — 0.3%
Philip Morris International, Inc. 5.65%, 5/16/2018	50,000	52,700
Reynolds American, Inc. 3.25%, 6/12/2020	40,000	40,981

		93,681

AUTO MANUFACTURERS — 1.0%
American Honda Finance Corp. Series MTN, 1.20%, 7/12/2019	75,000	73,630
Kia Motors Corp. 2.63%, 4/21/2021 (a)	200,000	198,119
Toyota Motor Credit Corp. Series MTN, 1.70%, 2/19/2019	25,000	24,904

		296,653

BANKS — 5.5%
Agromercantil Senior Trust 6.25%, 4/10/2019	200,000	205,108
Banco Nacional de Costa Rica 4.88%, 11/1/2018	200,000	201,640
Banco Santander Mexico SA 5 year CMT + 4.58%, 5.95%, 1/30/2024 (b)	200,000	203,500
Bank of America Corp. 2.00%, 1/11/2018	65,000	65,130
Bank of Montreal:
Series MTN, 1.50%, 7/18/2019	35,000	34,519
Series MTN, 2.10%, 12/12/2019	55,000	55,123
BB&T Corp. Series MTN, 2.25%, 2/1/2019	70,000	70,435
Capital One Financial Corp. 2.45%, 4/24/2019	30,000	30,160
Citigroup, Inc. 2.05%, 12/7/2018	65,000	64,971
Goldman Sachs Group, Inc.:
2.30%, 12/13/2019	45,000	45,034
2.90%, 7/19/2018	30,000	30,415
JPMorgan Chase & Co. 2.25%, 1/23/2020	55,000	54,814
Morgan Stanley Series GMTN, 2.45%, 2/1/2019	90,000	90,584
Oversea-Chinese Banking Corp., Ltd. USD 5 Year Swap Rate + 2.20%, 4.00%, 10/15/2024 (b)	200,000	205,357
PNC Financial Services Group, Inc. 4.38%, 8/11/2020	35,000	37,235
Royal Bank of Canada 2.00%, 12/10/2018	70,000	70,217
Toronto-Dominion Bank Series GMTN, 1.75%, 7/23/2018	70,000	70,041
Wells Fargo & Co. Series GMTN, 1.50%, 1/16/2018	40,000	39,944

Westpac Banking Corp. 1.60%, 8/19/2019	60,000	59,257

		1,633,484

BEVERAGES — 0.4%
Anheuser-Busch InBev Finance, Inc. 1.90%, 2/1/2019	25,000	25,042
Molson Coors Brewing Co. 1.45%, 7/15/2019	50,000	49,253
PepsiCo, Inc. 2.15%, 10/14/2020	40,000	40,024

		114,319

BIOTECHNOLOGY — 0.2%
Celgene Corp. 2.13%, 8/15/2018	65,000	65,272

COMMERCIAL SERVICES — 0.7%
Adani Ports & Special Economic Zone, Ltd. 3.50%, 7/29/2020	200,000	199,002

DIVERSIFIED FINANCIAL SERVICES — 0.7%
American Express Credit Corp. Series GMTN, 2.25%, 8/15/2019	55,000	55,221
National Rural Utilities Cooperative Finance Corp. 2.30%, 11/15/2019	115,000	115,879
Synchrony Financial 3.00%, 8/15/2019	25,000	25,260

		196,360

ELECTRIC — 1.0%
Comision Federal de Electricidad 4.88%, 5/26/2021	200,000	205,500
Duke Energy Corp. 1.63%, 8/15/2017	40,000	40,065
Southern Co. 2.45%, 9/1/2018	50,000	50,431

		295,996

FOOD — 1.0%
General Mills, Inc. 2.20%, 10/21/2019	115,000	115,368
Kraft Heinz Foods Co. 2.00%, 7/2/2018	115,000	115,060
Kroger Co. 6.15%, 1/15/2020	50,000	55,295

		285,723

FOREST PRODUCTS & PAPER — 0.3%
Inversiones CMPC SA/Cayman Islands Branch 4.75%, 1/19/2018	100,000	101,718

HEALTH CARE PRODUCTS — 0.5%
Medtronic, Inc. 1.50%, 3/15/2018	100,000	100,002
Thermo Fisher Scientific, Inc. 2.15%, 12/14/2018	50,000	50,224

		150,226

See accompanying notes to financial statements.

2

SSGA Active Trust

SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

HEALTH CARE SERVICES — 0.2%
Aetna, Inc. 1.90%, 6/7/2019	$20,000	$19,949
Anthem, Inc. 2.30%, 7/15/2018	45,000	45,273

		65,222

HOLDING COMPANIES-DIVERS — 0.1%
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	40,000	39,601

HOUSEWARES — 0.2%
Newell Brands, Inc. 2.60%, 3/29/2019	50,000	50,550

INSURANCE — 0.4%
Berkshire Hathaway Finance Corp.:
1.30%, 8/15/2019	55,000	54,298
1.70%, 3/15/2019	20,000	19,971
TIAA Asset Management Finance Co. LLC 2.95%, 11/1/2019 (a)	30,000	30,518

		104,787

INTERNET — 0.2%
Amazon.com, Inc. 2.60%, 12/5/2019	70,000	71,348

IT SERVICES — 0.3%
Apple, Inc. 1.70%, 2/22/2019	25,000	25,043
Hewlett Packard Enterprise Co. 2.85%, 10/5/2018	70,000	70,700

		95,743

MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp. Series GMTN, 1.70%, 6/16/2018	40,000	40,012

MACHINERY-DIVERSIFIED — 0.2%
John Deere Capital Corp. Series MTN, 1.60%, 7/13/2018	60,000	59,969

MEDIA — 0.1%
Comcast Corp. 5.88%, 2/15/2018	35,000	36,690

OIL & GAS — 1.2%
BP Capital Markets PLC 1.68%, 5/3/2019	75,000	74,446
Chevron Corp. 1.56%, 5/16/2019	45,000	44,817
Petronas Global Sukuk, Ltd. 2.71%, 3/18/2020	200,000	199,690
Shell International Finance B.V. 1.38%, 5/10/2019	45,000	44,524

		363,477

PHARMACEUTICALS — 1.4%
AbbVie, Inc. 1.80%, 5/14/2018	110,000	110,056
AstraZeneca PLC 1.75%, 11/16/2018	45,000	45,035
Cardinal Health, Inc. 1.95%, 6/15/2018	60,000	60,128

Express Scripts Holding Co. 2.25%, 6/15/2019	40,000	40,010
McKesson Corp. 1.29%, 3/10/2017	50,000	50,012
Mylan NV 2.50%, 6/7/2019 (a)	65,000	64,652
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	25,000	24,673
Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, 7/19/2019	35,000	34,408

		428,974

PIPELINES — 0.4%
Kinder Morgan Energy Partners L.P. 6.00%, 2/1/2017	110,000	110,333

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Boston Properties L.P. 5.88%, 10/15/2019	40,000	43,577
Simon Property Group L.P. 2.20%, 2/1/2019	40,000	40,312

		83,889

RETAIL — 0.4%
CVS Health Corp. 1.90%, 7/20/2018	110,000	110,365

SOFTWARE — 0.3%
Microsoft Corp. 1.10%, 8/8/2019	20,000	19,732
Oracle Corp. 2.25%, 10/8/2019	55,000	55,581

		75,313

TELECOMMUNICATIONS — 1.0%
British Telecommunications PLC 5.95%, 1/15/2018	100,000	104,189
Cisco Systems, Inc. 1.40%, 9/20/2019	70,000	69,201
Orange SA 2.75%, 2/6/2019	55,000	55,718
Verizon Communications, Inc. 2.63%, 2/21/2020	70,000	70,634

		299,742

TOTAL CORPORATE BONDS & NOTES (Cost $5,583,660)		5,547,703

FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Dominican Republic International Bond Series REGS, 9.04%, 1/23/2018	32,789	33,907
Mexico Government International Bond 3.50%, 1/21/2021	200,000	203,762
Poland Government International Bond 5.13%, 4/21/2021	200,000	218,000
Qatar Government International Bond 2.38%, 6/2/2021	200,000	195,635

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $664,352)		651,304

See accompanying notes to financial statements.

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SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.3%
Federal Home Loan Mortgage Corp.:
Series 4582, Class HA, 3.00%, 9/15/2045	$890,348	$900,007
Series K722, Class X1, IO, 1.31%, 3/25/2023 (b)	505,075	33,436
Federal National Mortgage Association:
3.00%, 5/1/2046	1,406,354	1,399,116
3.00%, 8/1/2046	993,982	988,866
3.00%, 11/1/2046	2,640,116	2,605,755
3.50%, 3/1/2046	967,196	992,290

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,125,834)		6,919,470

U.S. TREASURY OBLIGATIONS — 19.1%
Treasury Notes:
0.75%, 1/31/2018	920,000	918,105
0.75%, 2/28/2018	800,000	797,968
0.88%, 11/30/2017	850,000	849,949
1.00%, 9/15/2017	480,000	480,696
1.00%, 12/31/2017	900,000	900,702
1.00%, 3/15/2018	920,000	920,423
1.63%, 6/30/2020	800,000	800,336

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,685,938)		5,668,179

SENIOR FLOATING RATE LOANS — 6.3%
AEROSPACE & DEFENSE — 0.2%
BE Aerospace, Inc. Senior Secured Term Loan B, 3.89%, 12/16/2021	70,000	70,473

CHEMICALS — 0.1%
Kraton Polymers LLC Senior Secured Term Loan B, 5.00%, 1/6/2022	35,000	35,463

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Asurion LLC:
Senior Secured Term Loan B2, 4.02%, 7/8/2020	26,171	26,437
Senior Secured Term Loan B4, 5.00%, 8/4/2022	39,796	40,377

		66,814

COMPUTERS & PERIPHERALS — 0.3%
Dell, Inc. Senior Secured Term Loan B, 4.02%, 9/7/2023	71,000	72,308

CONTAINERS & PACKAGING — 0.4%
Berry Plastics Holding Corporation Senior Secured Term Loan H, 3.75%, 10/1/2022	66,491	67,249
Reynolds Group Holdings, Inc. Senior Secured Term Loan, 4.25%, 2/5/2023	59,538	60,411

		127,660

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Level 3 Financing, Inc. Senior Secured Term Loan B2, 3.50%, 5/31/2022	70,000	70,948
Telesat Canada Senior Secured Term Loan B3, 4.50%, 11/17/2023	44,888	45,602

		116,550

FOOD & STAPLES RETAILING — 0.3%
Albertsons LLC Senior Secured Term Loan B4, 3.77%, 8/22/2021	69,825	70,749

HEALTH CARE PROVIDERS & SERVICES — 0.2%
MPH Acquisition Holdings LLC Senior Secured Term Loan B, 5.00%, 6/7/2023	64,029	65,252

HOTELS, RESTAURANTS & LEISURE — 0.6%
Burger King 1011778 B.C. Unlimited Liability Co. Senior Secured Term Loan B2, 3.75%, 12/10/2021	69,392	70,108
MGM Growth Prop. Operating Partnership L.P. Senior Secured Term Loan B, 3.52%, 4/25/2023	69,325	70,229
Scientific Games International, Inc. Senior Secured Term Loan B2, 6.00%, 10/1/2021	28,235	28,638

		168,975

INTERNET & CATALOG RETAIL — 0.3%
Harbor Freight Tools USA, Inc. Senior Secured Term Loan B, 3.89%, 8/19/2023	69,825	70,925

IT SERVICES — 0.3%
First Data Corp. Senior Secured Term Loan, 3/24/2021 (c)	70,000	70,899

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Jaguar Holding Company II Senior Secured Term Loan B, 4.25%, 8/18/2022	69,396	70,263

MEDIA — 1.0%
Charter Communications Operating LLC Senior Secured Term Loan I, 3.50%, 1/24/2023	69,400	69,921
CSC Holdings LLC Senior Secured Term Loan, 3.88%, 10/11/2024	60,000	60,750
Sinclair Television Group, Inc. Senior Secured Term Loan B2, 1/31/2024 (c)	30,000	30,038
Tribune Media Co. Senior Secured Term Loan, 3.77%, 12/27/2020	69,396	70,098

See accompanying notes to financial statements.

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SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

WMG Acquisition Corp. Senior Secured Term Loan C, 3.75%, 11/1/2023	$60,000	$60,644

		291,451

PERSONAL PRODUCTS — 0.5%
NBTY, Inc. Senior Secured Term Loan B, 5.00%, 5/5/2023	69,575	70,260
Revlon Consumer Products Corp. Senior Secured Term Loan B, 4.31%, 9/7/2023	69,825	70,650

		140,910

PHARMACEUTICALS — 0.2%
Endo Luxembourg Finance Company I S.A.R.L. Senior Secured Term Loan B, 3.81%, 9/26/2022	69,399	69,845

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Lightstone Generation LLC Senior Secured Term Loan C, 5.50%, 11/22/2023	20,000	20,283

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Avago Technologies Cayman, Ltd. Senior Secured Term Loan B3, 3.00%, 2/1/2023	60,000	60,949

SPECIALTY RETAIL — 0.2%
Leslies Poolmart, Inc. Senior Secured Term Loan, 5.25%, 8/16/2023	69,825	70,742

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Quest Software US Holdings, Inc. Senior Secured Term Loan B, 7.00%, 10/31/2022	65,000	65,975

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Univar, Inc. Senior Secured Term Loan, 4.25%, 7/1/2022	69,397	70,164

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile USA, Inc. Senior Secured Term Loan B, 3.52%, 11/9/2022	69,324	70,288

TOTAL SENIOR FLOATING RATE LOANS (Cost $1,844,529)		1,866,938

ASSET-BACKED SECURITIES — 2.7%
AVANT Loans Funding Trust Series 2016-B, Class A, 3.92%, 8/15/2019 (a)	106,447	106,842

Bear Stearns Asset Backed Securities Trust Series 2006-2, Class M1, ABS, 1 Month USD LIBOR + 0.42%, 1.18%, 7/25/2036 (b)	697,094	690,625

TOTAL ASSET-BACKED SECURITIES (Cost $795,914)		797,467

MORTGAGE-BACKED SECURITIES — 7.1%
Citigroup Commercial Mortgage Trust:
Series 2007-C6, Class AM, 5.71%, 12/10/2049 (b)	36,000	36,516
Series 2008-C7, Class AM, 6.14%, 12/10/2049 (b)	69,000	70,964
Series 2016-GC37, Class XA, IO, 1.81%, 4/10/2049 (b)	996,234	121,504
Commercial Mortgage Trust Series 2007-GG11, Class AM, 5.87%, 12/10/2049 (b)	62,500	63,874
Cosmopolitan Hotel Trust Series 2016-CSMO, Class C, 1 Month USD LIBOR + 2.650%, 3.35%, 11/15/2033 (a) (b)	51,000	51,288
Credit Suisse Commercial Mortgage Trust Series 2008-C1, Class AM, 6.06%, 2/15/2041 (a) (b)	75,000	76,812
CSMC Series Series 2010-RR1, Class 1B, 5.69%, 4/16/2049 (a) (b)	125,000	124,848
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AMFL, CMO, 1 Month USD LIBOR + 0.17%, 0.41%, 3/10/2039 (a) (b)	43,660	43,633
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (b)	51,000	50,559
Series 2016-JP4, Class XA, IO, 0.83%, 12/15/2049 (b)	1,736,000	88,243
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA, IO, 0.95%, 9/15/2047 (b)	1,060,812	54,816
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class XA, IO, 0.85%, 12/15/2049 (b)	794,698	49,904
LB Commercial Mortgage Trust Series 2007-C3, Class AM, 5.92%, 7/15/2044 (b)	62,500	63,369
LBUBS Commercial Mortgage Trust Series 2007-C2, Class AM, 5.49%, 2/15/2040 (b)	55,000	55,456
Mill City Mortgage Trust Series 2015-2, Class A1, 3.00%, 9/25/2057 (a) (b)	220,793	222,163

See accompanying notes to financial statements.

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SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM, 5.42%, 8/12/2048	$32,228	$32,219
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class XA, IO, 1.16%, 4/15/2047 (b)	1,024,093	55,017
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Class AM, 5.41%, 3/15/2044	62,500	62,446
Series 2007-IQ16, Class AM, 6.05%, 12/12/2049 (b)	61,000	62,826
Velocity Commercial Capital Loan Trust Series 2016-1, Class AFX, 3.53%, 4/25/2046 (a) (b)	424,623	433,912
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C30, Class AJ, 5.41%, 12/15/2043 (b)	88,000	88,809
Series 2007-C30, Class AM, 5.38%, 12/15/2043	62,500	62,514
Waldorf Astoria Boca Raton Trust:
Series 2016-BOCA, Class B, 1 Month USD LIBOR + 2.05%, 2.75%, 6/15/2029 (a) (b)	37,000	37,089
Series 2016-BOCA, Class C, 1 Month USD LIBOR + 2.50%, 3.20%, 6/15/2029 (a) (b)	31,000	31,070
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.92%, 12/15/2046 (b)	1,370,532	53,540

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,124,827)		2,093,391

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 21.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $6,432,557)	6,432,557	6,432,557

TOTAL INVESTMENTS — 101.1% (Cost $30,257,611)		29,977,009
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(317,405)

NET ASSETS — 100.0%		$29,659,604

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.8% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security — Interest rate shown is rate in effect at December 31, 2016.
(c)	This Senior Loan will settle after December 31, 2016, at which time the interest rate will be determined.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

CMT Constant Maturity Treasury

IO Interest Only

LIBOR London Interbank Offered Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Aerospace & Defense	$—	$79,254	$—	$79,254
Agriculture	—	93,681	—	93,681
Auto Manufacturers	—	296,653	—	296,653
Banks	—	1,633,484	—	1,633,484
Beverages	—	114,319	—	114,319
Biotechnology	—	65,272	—	65,272
Commercial Services	—	199,002	—	199,002
Diversified Financial Services	—	196,360	—	196,360
Electric	—	295,996	—	295,996
Food	—	285,723	—	285,723
Forest Products & Paper	—	101,718	—	101,718
Health Care Products	—	150,226	—	150,226
Health Care Services	—	65,222	—	65,222

See accompanying notes to financial statements.

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SPDR DoubleLine Short Duration Total Return Tactical ETF

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Holding Companies-Divers	$—	$39,601	$—	$39,601
Housewares	—	50,550	—	50,550
Insurance	—	104,787	—	104,787
Internet	—	71,348	—	71,348
IT Services	—	95,743	—	95,743
Machinery, Construction & Mining	—	40,012	—	40,012
Machinery-Diversified	—	59,969	—	59,969
Media	—	36,690	—	36,690
Oil & Gas	—	363,477	—	363,477
Pharmaceuticals	—	428,974	—	428,974
Pipelines	—	110,333	—	110,333
Real Estate Investment Trusts	—	83,889	—	83,889
Retail	—	110,365	—	110,365
Software	—	75,313	—	75,313
Telecommunications	—	299,742	—	299,742
Foreign Government Obligations	—	651,304	—	651,304
U.S. Government Agency Obligations	—	6,919,470	—	6,919,470
U.S. Treasury Obligations	—	5,668,179	—	5,668,179
Senior Floating Rate Loans	—	1,866,938	—	1,866,938
Asset-Backed Securities	—	797,467	—	797,467
Mortgage-Backed Securities	—	2,093,391	—	2,093,391
Short-Term Investment	6,432,557	—	—	6,432,557

TOTAL INVESTMENTS	$6,432,557	$23,544,452	$—	$29,977,009

Affiliate Table

	Number of Shares Held at 6/30/16	Value At 6/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	673,680	$673,680	4,506,193	5,179,873	—	$—	$1,839
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	17,927,446	11,494,889	6,432,557	6,432,557	1,715

TOTAL		$673,680				$6,432,557	$3,554

See accompanying notes to financial statements.

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SPDR DoubleLine Short Duration Total Return Tactical ETF

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$23,544,452
Investments in affiliated issuers, at value (Note 2)	6,432,557

Total Investments	29,977,009
Cash	6,212
Receivable for investments sold	46,675
Interest receivable — unaffiliated issuers (Note 2)	115,821
Dividends receivable — affiliated issuers (Note 2)	1,037
Receivable from Adviser (Note 4)	1,327

TOTAL ASSETS	30,148,081

LIABILITIES
Payable for investments purchased	310,860
Payable for fund shares repurchased	500
Advisory fee payable (Note 4)	11,203
Trustees’ fees and expenses payable (Note 5)	98
Distribution payable	165,816

TOTAL LIABILITIES	488,477

NET ASSETS	$29,659,604

NET ASSETS CONSIST OF:
Paid-in Capital (Note 7)	$29,947,296
Undistributed (distribution in excess of) net investment income (loss)	654
Accumulated net realized gain (loss) on investments	(7,744)
Net unrealized appreciation (depreciation) on:
Investments	(280,602)

NET ASSETS	$29,659,604

NET ASSET VALUE PER SHARE
Net asset value per share	$49.43

Shares outstanding (unlimited amount authorized, $0.01 par value)	600,000

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$23,825,054
Investments in affiliated issuers	6,432,557

Total cost of investments	$30,257,611

See accompanying notes to financial statements.

8

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SPDR DoubleLine Short Duration Total Return Tactical ETF

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2016 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers (Note 2)	$541,627
Dividend income — affiliated issuers (Note 2)	3,554

TOTAL INVESTMENT INCOME (LOSS)	545,181

EXPENSES
Advisory fees (Note 4)	97,384
Trustees’ fees and expenses (Note 5)	460
Miscellaneous expenses	569

TOTAL EXPENSES	98,413

Expenses waived/reimbursed by the Adviser (Note 4)	(10,328)

NET EXPENSES	88,085

NET INVESTMENT INCOME (LOSS)	457,096

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	123,626

Net realized gain (loss)	123,626

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(495,537)

Net change in unrealized appreciation/depreciation	(495,537)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(371,911)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$85,185

See accompanying notes to financial statements.

9

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SPDR DoubleLine Short Duration Total Return Tactical ETF

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended 12/31/16 (Unaudited)	For the Period 4/13/16* - 6/30/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$457,096	$220,087
Net realized gain (loss)	123,626	(15,198)
Net change in unrealized appreciation (depreciation)	(495,537)	214,935

Net increase (decrease) in net assets resulting from operations	85,185	419,824

Net equalization credits and charges (Note 2)	(6,285)	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(549,590)	(116,107)
Net realized gains	(127,004)	—

Total distributions to shareholders	(676,594)	(116,107)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,949,637	50,000,000
Cost of shares redeemed	(25,127,279)	—
Net income equalization (Note 2)	6,285	—
Other capital (Note 7)	24,938	100,000

Net increase (decrease) in net assets from beneficial interest transactions	(20,146,419)	50,100,000

Net increase (decrease) in net assets during the period	(20,744,113)	50,403,717
Net assets at beginning of period	50,403,717	—

NET ASSETS AT END OF PERIOD	$29,659,604	$50,403,717

Undistributed (distribution in excess of) net investment income (loss)	$654	$93,148

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	1,000,000
Shares redeemed	(500,000)	—

Net increase (decrease)	(400,000)	1,000,000

*	Inception date.

See accompanying notes to financial statements.

10

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SPDR DoubleLine Short Duration Total Return Tactical ETF

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period

	Six Months Ended 12/31/16 (Unaudited)		For the Period 4/14/16* - 6/30/16
Net asset value, beginning of period	$50.40		$50.00

Income (loss) from investment operations:
Net investment income (loss) (a)	0.59		0.22
Net realized and unrealized gain (loss)	(0.67)		0.20

Total from investment operations	(0.08)		0.42

Net equalization credits and charges	(0.01)		—

Other capital (a)	0.03		0.10

Distributions to shareholders from:
Net investment income	(0.68)		(0.12)
Net realized gains	(0.23)		—

Total distributions	(0.91)		(0.12)

Net asset value, end of period	$49.43		$50.40

Total return (b)	(0.12)%		1.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,660		$50,404
Ratios to average net assets:
Total expenses	0.51	%(c)	0.50	%(c)
Net expenses	0.45	%(c)	0.45	%(c)
Net investment income (loss)	2.35	%(c)	2.06	%(c)
Portfolio turnover rate (d)	37	%(e)	25	%(e)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate excludes transactions involving securities received or delivered from in-kind processing of creations or redemptions.
(e)	Not annualized.

See accompanying notes to financial statements.

11

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NOTES TO FINANCIAL STATEMENTS

December 31, 2016 (Unaudited)

1.	Organization

SSGA Active Trust (the “Trust”), a Massachusetts business trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016, the Trust consists of thirteen (13) series, each of which represents a separate series of beneficial interest in the Trust (each a “Fund” and collectively, the “Funds”). The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate to the SPDR DoubleLine Short Duration Total Return Tactical ETF (the “Fund”).

The Fund is classified as a diversified investment company under the 1940 Act.

The Fund was formed on April 13, 2016 and commenced operations on April 14, 2016.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.

12

SSGA Active Trust

SPDR DoubleLine Short Duration Total Return Tactical ETF

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying benchmarks. Various inputs are used in determining the value of the Fund’s investments.

Various inputs are used in determining the value of the Fund’s investments.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016, is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Fund had no material transfers between levels for the six months ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Paydown gains and losses are recorded as an adjustment to interest income. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Expenses

Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

Equalization

The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income

13

SSGA Active Trust

SPDR DoubleLine Short Duration Total Return Tactical ETF

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Distributions

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Loan Agreements

The Fund invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Fund does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Fund as the issuers of such loans.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Fund has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee accrued daily and paid monthly, at the rate of 0.50% of the Fund’s average daily net assets.

SSGA FM has contractually agreed to waive its advisory fee and/or reimburse certain expenses, until October 31, 2017, so that the net annual fund operating expenses of the Fund will be limited to 0.45% of the Fund’s average daily net assets before application of any extraordinary expenses or acquired fund fees and expenses. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2017, the waiver and/or reimbursement may be cancelled or modified at any time. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board.

The Adviser pays all expenses of the Fund other than the management fee, distribution fee pursuant to the Fund’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

DoubleLine Capital LP receives fees for its services as the sub-advisor to the Fund from the Adviser.

SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.

Distribution Fees

State Street Global Markets, LLC (“SSGM” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, the Board has determined that no such payments will be made through at least April 12, 2017, and therefore no such payments have been made.

14

SSGA Active Trust

SPDR DoubleLine Short Duration Total Return Tactical ETF

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

Other Transactions with Affiliates

The Fund may invest in affiliated entities, included securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2016 are disclosed in the Schedule of Investments.

In certain circumstances, the Fund may have cash overdraft with the custodian. The Due to custodian if any, reflects cash overdrawn with SSB as custodian who is an affiliate of the Fund.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2016, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR DoubleLine Short Duration Total Return Tactical ETF	$5,521,943	$10,621,877	$8,448,240	$28,997,762

7.	Shareholder Transactions

The Fund issues and redeems its shares, at net asset value, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statement of Changes on Net Assets.

8.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2016 SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for pay-down gains and losses and wash sale loss deferrals.

15

SSGA Active Trust

SPDR DoubleLine Short Duration Total Return Tactical ETF

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2016 (Unaudited)

As of December 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR DoubleLine Short Duration Total Return Tactical ETF	$30,257,611	$39,647	$320,249	$(280,602)

9.	Line of Credit

The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participant may borrow to fund shareholder redemptions. This agreement expires October 12, 2017 unless extended or renewed. Prior to October 13, 2016, the participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%. The Fund had no outstanding loans during the period ended December 31, 2016.

10.	Risks

Concentration of Risk

As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16

SSGA Active Trust

SPDR DoubleLine Short Duration Total Return Tactical ETF

OTHER INFORMATION

December 31, 2016 (Unaudited)

Expense Example

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Fund’s cost in two ways:

•	Based on actual fund return — This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return — This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.45%	$998.80	$2.27	$1,022.90	$2.29

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.

17

SSGA Active Trust

SPDR DoubleLine Short Duration Total Return Tactical ETF

OTHER INFORMATION (continued)

December 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Fund’s and the Portfolio’s investment adviser to vote proxies relating to the portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission (the “SEC”), at www.sec.gov. Information regarding how the investment adviser voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

18

SSGA Active Trust

Trustees

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

Officers

Ellen M. Needham, President

Bruce Rosenberg, Treasurer

Ann Carpenter, Vice President; Deputy Treasurer

Michael P. Riley, Vice President

Chad C. Hallett, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Christopher A. Madden, Secretary

Patricia A. Morisette, Assistant Secretary

Brian Harris, Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer

Joshua A. Weinberg, Chief Legal Officer

Investment Manager and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Distributor

State Street Global Markets, LLC

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC; member FINRA, SIPC.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com Please read the prospectus carefully before you invest.

SPDRSTOTSAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a) A Schedule of Investments for each series of the registrant is included as a part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) In the registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 7, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 7, 2017